UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                                  --------

                                 FORM N-CSR
                                  --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                   --------


                              400 North Roxbury Drive
                              Beverly Hills, CA 90210
              (Address of principal executive offices) (Zip code)

                             SEI Investments Distributors
                              1 Freedom Valley Drive
                                  Oaks, PA 19456
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                                   CNI CHARTER FUNDS (TM) [LOGO]

ANNUAL REPORT

       SEPTEMBER 30, 2004

                               [GRAPHIC OMITTED]

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

                               [GRAPHIC OMITTED]

TABLE OF CONTENTS

                                                 CNI CHARTER FUNDS ANNUAL REPORT

           02   Letter to Our Shareholders

           04   Equity Funds Investment Adviser's Report

           06   Equity Funds Overview

           10   Fixed Income Funds Investment Adviser's Report

           11   Fixed Income Funds Overview

           15   Money Market Funds Investment Adviser's Report

           16   Statements of Net Assets

           56   Statements of Operations

           59   Statements of Changes in Net Assets

           64   Financial Highlights

           67   Notes to Financial Statements

           74   Report of Independent Registered Public Accounting Firm

           75   Board Members and Officers

           77   Notice to Shareholders

           78   Disclosure of Fund Expenses

                           CNI CHARTER FUNDS | PAGE 1

LETTER TO OUR SHAREHOLDERS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

This annual report covers the CNI Charter Funds for the fiscal year ended September 30, 2004. On the following pages, you will find the specific details of each Fund's portfolio and investment performance.

Our unique philosophy and disciplined approach to capital market investment continued to show well over the last twelve months, in the midst of an economic recovery and market turnaround. Both the equity and fixed income markets have fared well during this period, with domestic stocks gaining 13.9% (as measured by the S&P 500), international equities rising 22.1% on average (as measured by the MSCI EAFE Index), and domestic bonds adding 3.7% (as measured by the Lehman Brothers Aggregate Bond Index). One of the driving forces behind the markets was the significant rise in oil prices, which began the period at $33 per barrel and ended at a record price of $50 per barrel, amounting to a 59% increase for the twelve months ending September 30, 2004. This factor drove energy-related equities higher and, in fact, caused them to lead the market with a 42% average return during the period. However, by adhering strictly to our fundamental investment strategies we were able to produce highly competitive results in all asset categories, despite the skewed distribution of returns.

City National's underlying investment philosophy is to pursue the long-term goals and objectives specified for each of the Funds. With an active yet disciplined style, all Funds are managed to achieve competitive rates of return consistent with their respective, prescribed risk parameters. CNI Charter Funds follow a disciplined investment process that begins with a thorough assessment of the macroeconomic environment and the financial markets. Our broad based research process takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. The final step is to construct and continuously monitor precise portfolios that meet the objectives of the specific Funds, without being swayed by short-term trends and fads. This approach continued to serve shareholders well overall during the economic and financial rebound we encountered in the period ended September 30, 2004.

TWELVE-MONTH MARKET WATCH:
OCTOBER 2003 - SEPTEMBER 2004

The domestic economic recovery moved into full swing during the last twelve months with real gross domestic product ("GDP") growing over 4.0%. Key indicators in both the consumer and manufacturing sectors of the economy gained momentum. In response to this growth, the Federal Reserve raised short-term interest rates on three separate occasions by 25 basis points. As a result, the targeted Fed Funds rate (the rate charged by banks for overnight loans to other banks to meet reserve requirements) rose from 1.0% at the beginning of the period to 1.75% by September 30, 2004. Interestingly, interest rates on longer-date securities did not move in tandem with the Fed Funds rate. The yield on 10-year government bonds, for example, is still hovering around 4% at the end of the period, almost exactly where it was twelve months ago.

Both stock and bond investors benefited from this confluence of bullish factors as the table below illustrates:

--------------------------------------------------------------------------------
TWELVE-MONTH                                                     OCTOBER, 2003 -
INDEX WATCH:                                                     SEPTEMBER, 2004

EQUITIES

S&P 500 Stock Index: .........................................            +13.9%
NASDAQ: ......................................................            + 6.7%
MSCI EAFE Index: .............................................            +22.1%

BONDS

Lehman Brothers Intermediate Gov't/
   Credit Index: .............................................            + 2.7%
Lehman Brothers Aggregate
   Bond Index: ...............................................            + 3.7%
Lehman Brothers CA
   Tax-Exempt Bond Index: ....................................            + 5.6%
--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 2

CNI CHARTER FUNDS
PERFORMANCE AND HIGHLIGHTS

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continue to provide returns that are competitive in their respective investment arenas.

Both of the value-oriented CNI Charter Equity Funds produced stellar, double-digit gains over the period, in excess of their average competitor funds. The RCB SMALL CAP VALUE FUND (Institutional Class) rose 25.0%, while the LARGE CAP VALUE EQUITY FUND (Institutional Class) gained 19.4% over the twelve-month period. The LARGE CAP GROWTH EQUITY FUND (Institutional Class) returned 6.2%, while the TECHNOLOGY GROWTH EQUITY FUND (Institutional Class) slipped by
1.1%. Technology stocks, in general, were the poorest performing sector of the equity markets during this period.

All four of the CNI Charter Bond Funds showed healthy gains during this period, led by the CNI CHARTER HIGH YIELD BOND FUND (+12.5% Institutional Class). The CALIFORNIA TAX EXEMPT BOND FUND rose 2.0%, the CORPORATE BOND FUND gained 2.2%, and the GOVERNMENT BOND FUND returned 0.8% (all returns listed are for the Institutional Class).

Lastly, all three of the CNI Charter Money Market Funds produced steady, consistent, and competitive returns. These returns were in line with their respective investment mandates.

Please read the following pages carefully as they contain important information on the assets and financial condition of the Funds. If you have any questions about this report or the CNI Charter Funds, please call your investment professional or (888) 889-0799.

    Thank you for choosing CNI Charter Funds.

    Sincerely,


    /s/ Richard A. Weiss

    Richard A. Weiss
    PRESIDENT AND CHIEF INVESTMENT OFFICER
    CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY, AND PRODUCTS OF COMPANIES IN WHICH TECHNOLOGY FUNDS INVEST MAY BE SUBJECT TO SEVERE COMPETITION AND RAPID OBSOLESCENCE. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

              ----------------------------------------------------
              *NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE
              ----------------------------------------------------

--------------------------------------------------------------------------------
cnicharterfunds.com
--------------------------------------------------------------------------------

Visit our website CNICHARTERFUNDS.COM where you will find comprehensive information about our fund family including:

       o  Daily, monthly and quarterly performance

       o  Detailed descriptions on each CNI Charter Fund

       o  Prospectus and annual report downloads

       o  Additional information for investment professionals
--------------------------------------------------------------------------------


                            CNI CHARTER FUNDS | PAGE 3

INVESTMENT ADVISER'S REPORT
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

EQUITY FUNDS

Over the year ending September 30, 2004, the U.S. equity market, as measured by the S&P 500, returned 13.9%. The upward price movement in the S&P 500 continued until late January when the Federal Reserve unexpectedly removed language regarding how long interest rates were expected to remain low. Although the Fed did not increase rates at that time, the market was spooked due to the specter of higher interest rates. Prices rebounded higher, producing a 52-week closing high in mid-February, but since then, the market has traded sideways, to slightly lower.

Since the February high, the market has seen many reasons for its lack of upward price movement. In early 2004, many investors considered the market too expensive due to its rapid appreciation from March 2003 lows. Terror events in Spain and conflicts in Iraq and the Middle East reminded investors about fears that continue to plague the world. Higher interest rates became a reality in June when the Fed raised the bank-lending rate to 1.25%, the first increase in over four years. Technology shares remained under pressure as modest returns were forecasted given current price levels. Job growth -- strong in the first part of the year -- waned in the summer months. All the while, oil prices rose dramatically, placing additional costs upon businesses and consumers. The Fed continued to raise short rates with the bank-lending rate at 1.75% as of the end of September.

For the fiscal year ending September 30, 2004, the LARGE CAP VALUE EQUITY FUND returned 19.4% (Institutional Class). The S&P 500/BARRA Value Index returned 20.5% and the Lipper Large Cap Value Funds Classification returned 16.4%. The Fund's overweight in the industrial sector added to overall performance as companies like Cummins and Ryder System (gaining 70.1% and 63.2%, respectively, during this period) benefited from increased industrial activity. Energy stocks, in general, were the best performing, with companies like Occidental Petroleum (up 62.6%) benefiting from higher oil prices. Although we underweighted the financial sector marginally, Countrywide Financial gained 103.3% from the sustained strength of the housing market and mortgage lending. Stocks that detracted from the Fund's performance included Intel (down 26.7%), due to concern about the effect margin compression would have on the world's largest semiconductor maker. Additionally, Cardinal Health's poor performance (down 24.9%) detracted from the Fund's performance because of news of missed profit forecasts and a federal investigation into accounting practices.

The LARGE CAP GROWTH EQUITY FUND returned 6.2% (Institutional Class) for the 12 months ending September 30, 2004. The S&P 500/BARRA Growth Index returned 7.5% and the Lipper Large Cap Growth Funds Classification returned 7.1%. The Fund's overweight in the industrial sector contributed to the fund's overall performance. ITT Industries gained 34.9%, with higher earnings due to the improving economy and cost cutting. Although the industry performed rather poorly, the Fund's healthcare holdings added value relative to the Fund's benchmark. Guidant gained 41.9% as prospects for its cardiac and vascular products improved. UnitedHealth Group, the nation's largest health insurer, gained 46.6%, as the company reduced costs and exhibited strong pricing power. Stocks that detracted from the Fund's overall performance included National Semiconductor (down 31.6%), reflecting concern about profit margins within the chip industry as well as less than forecasted sales growth. Career Education (down 52.2%) also negatively impacted Fund performance as the company missed earnings targets in addition to an SEC investigation for accounting violations.

The RCB SMALL CAP VALUE FUND returned 25.0% (Institutional Class) for the 12 months ending September 30, 2004 as compared with the Russell 2000 Value Index at 25.7%, the Russell 2000 Index at 18.8%, the Lipper Small Cap Core Funds Classification at 20.5% and the Lipper Small Cap Value Funds


                           CNI CHARTER FUNDS | PAGE 4

--------------------------------------------------------------------------------

Classification at 23.9%. Strength in industrial stocks, as the economy continued to chug along in the right direction, helped the performance of such stocks as Ametek (+42.5%), Franklin Electric (+43.3%) and IDEX (+41.4%). Although not as strong as some critics had expected, the direction was positive and orders for products such as industrial motors, pumps and factory equipment increased. The Fund's best performer was warehouse grocer Smart & Final (+168.2%) who's management focus on its core business, combined with the economic recovery in California, and a short-term boost from the Southern California grocery strike all contributed to the stock's increase. The Fund's worst performer was Whitehall Jewelers (-28.5%), a mall-based jewelry retailer. Whitehall was a minor player in a jewelry industry investigation by the Department of Justice during 2003 and 2004 that was recently settled with minimal pain for shareholders.

The TECHNOLOGY GROWTH EQUITY FUND returned -1.1% (Institutional Class) for the 12 months ending September 30, 2004. The Frank Russell 3000 Technology Index returned -0.1% and the Lipper Science & Technology Funds Objective returned 1.0%. Communications Equipment was the best performing group among the larger industries within the Fund's benchmark. Harris, maker of wireless transmission equipment, gained 55.0%, with higher-than-forecasted sales and reduced costs. Technology distributor Scansource, (up 74.7%) added to the Fund's overall performance with strong sales growth. Software stocks, in general, performed in line with the overall Fund benchmark return. Autodesk, maker of computer-aided design software, produced a stellar return (up 187.2%) continuing to beat earnings estimates. The semiconductor industry was the worst performing among the larger industries. Amkor Technology, provider of semiconductor packaging and test services, lost 74.3% due to lower demand and higher material costs. Lexar Media, maker of memory cards for digital cameras, fell 50.8% as increased competition caused margins to shrink, hurting profits.

Every market environment has risks. Investors must weigh not only the negative effects, but the potential each market presents. Economists continue to see an economy that will exhibit solid growth into 2005. Interest rates, although rising on the short end, still offer very low yields across the yield curve. These low yields provide an impetus for equity prices with respect to valuation and the risk premium relative to fixed income securities. Oil prices remain a wild card -- with higher prices applying additional constraints to economic growth -- but these prices are expected to moderate. Equity prices are ultimately decided by corporate profits which should continue to grow, albeit, at more normal growth rates. As always, the CNI Charter Equity Funds continue to apply a disciplined investment approach with the objective of providing superior investment returns across the various equity markets for which we invest.

Sincerely,


/s/ Brian L. Garbe

Brian L. Garbe
DIRECTOR OF RESEARCH
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 5

FUND OVERVIEW
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

The Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the market place by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations which are undervalued and whose market valuations compare favorably relative to similar companies.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Large Cap Value Equity Fund, Institutional Class or Class a Shares, Versus the S&P 500/BARRA Value Index, and the Lipper Large Cap Value Funds Classification(*)(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

Large Cap Value Equity Fund

            CNI Large Cap
             Value Fund,    CNI Large Cap                     Lipper Large
            Institutional    Value Fund,   S&P 500/BARRA        Cap Value
             Class Shares  Class A Shares   Value Index    Funds Classification
1/31/00       $ 10,000       $ 10,000       $ 10,000          $ 10,000
9/30/00         10,530         10,525         10,781            10,821
9/30/01          8,807          8,769          8,960             9,832
9/30/02          7,145          7,106          6,966             7,904
9/30/03          8,861          8,793          8,816             9,679
9/30/04         10,581         10,465         10,621            11,267

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
                                       Ticker   1-Year    3-Year    Inception
Shares                                 Symbol   Return    Return     to Date
--------------------------------------------------------------------------------
Institutional Class (1)^               CNLIX     19.40%    6.31%       0.31%
--------------------------------------------------------------------------------
Class A (2)                            CVEAX     19.01%    6.07%       0.08%+
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.
(2)   Commenced operations on April 13, 2000.
  ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings*

                                                                  % OF PORTFOLIO

Exxon Mobil                                                                  5.9

Citigroup                                                                    3.4

American International Group                                                 3.3

Bank of America                                                              3.0

Verizon Communications                                                       2.9

Wells Fargo                                                                  2.1

Countrywide Financial                                                        2.0

ChevronTexaco                                                                1.8

JPMorgan Chase                                                               1.6

Hewlett-Packard                                                              1.6

* Excludes Cash Equivalents


                           CNI CHARTER FUNDS | PAGE 6

FUND OVERVIEW
SEPTEMBER 30, 2004

-------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

The Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations with the potential for growth and that possess superior management, strong market position, consistent records of increased earnings and a strong operating and financial position.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Large Cap Growth Equity Fund, Institutional Class or Class A Shares, versus the S&P 500/BARRA Growth Index, and the Lipper Large Cap Growth Funds
Classification(*)(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

Large Cap Growth Equity Fund

            CNI Large Cap
         Growth Equity Fund,  CNI Large Cap                       Lipper Large
            Institutional   Growth Equity Fund,  S&P 500/BARRA  Cap Growth Funds
             Class Shares     Class A Shares     Growth Index    Classification
1/31/00        $ 10,000       $ 10,000           $ 10,000          $ 10,000
9/30/00           9,873          9,852             10,025            10,671
9/30/01           6,702          6,670              6,446             6,216
9/30/02           5,533          5,490              5,198             4,909
9/30/03           6,723          6,660              6,364             5,933
9/30/04           7,139          7,051              6,843             6,357

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                               Ticker     1-Year       3-Year       Inception
Shares                         Symbol     Return       Return        to Date
--------------------------------------------------------------------------------
Institutional Class (1)^       CNGIX       6.20%        2.13%        (7.93)%
--------------------------------------------------------------------------------
Class A (2)                    CLEAX       5.87%        1.87%        (8.17)%+
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.
(2)   Commenced operations on March 28, 2000.
 ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
 + Class A Shares performance for the period prior to March 28, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                  % OF PORTFOLIO

Wal-Mart Stores                                                              4.9

General Electric                                                             4.1

Microsoft                                                                    3.8

Johnson & Johnson                                                            3.3

IBM                                                                          3.2

Procter & Gamble                                                             3.2

Pfizer                                                                       2.7

Intel                                                                        2.6

Home Depot                                                                   2.3

Dell                                                                         2.3


                           CNI CHARTER FUNDS | PAGE 7

FUND OVERVIEW
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

The Fund seeks to provide capital appreciation by investing primarily in smaller U.S. corporations which are considered undervalued.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the RCB Small Cap Value Fund, Institutional Class, Class A or Class R Shares, versus the Russell 2000 Index, the Russell 2000 Value Index, the Lipper Small Cap Value Funds Classification(*)(1), and the Lipper Small Cap Core Funds Classification(*)(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

RCB Small Cap Value Fund

           CNI RCB Small
          Cap Value Fund,   CNI RCB Small     CNI RCB Small                                    Lipper Small     Lipper Small
           Institutional    Cap Value Fund,   Cap Value Fund,   Russell 200  Russell 2000    Cap Value Funds   Cap Core Funds
            Class Shares    Class A Shares    Class R Shares       Index     Value Index      Classification   Classification
9/30/98     $ 10,000          $ 10,000          $  9,650         $ 10,000      $ 10,000        $ 10,000         $ 10,000
9/30/99       15,120            15,120            14,591           11,907        10,583          11,151           12,131
9/30/00       16,859            16,859            16,269           14,692        12,209          13,003           16,021
9/30/01       18,395            18,395            17,751           11,576        12,893          13,612           14,027
9/30/02       16,353            16,331            15,740           10,499        12,705          13,676           13,114
9/30/03       23,802            23,714            22,856           14,332        16,728          17,772           17,302
9/30/04       29,745            29,557            28,485           17,022        21,020          22,014           20,801

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                          Ticker     1-Year      3-Year      5-Year    Inception
Shares                    Symbol     Return      Return      Return     to Date
--------------------------------------------------------------------------------
Institutional Class (1)^  RCBIX       24.97%     17.37%+     14.49%+    19.92%+
--------------------------------------------------------------------------------
Class A (2)               RCBAX       24.64%     17.13%+     14.35%+    19.80%+
--------------------------------------------------------------------------------
Class R (3)               RCBSX       24.63%     17.07%      14.31%     19.77%
--------------------------------------------------------------------------------
Class R with load         RCBSX       20.28%     15.70%      13.50%     19.06%
--------------------------------------------------------------------------------

(1)   Commenced operations on October 3, 2001.
(2)   Commenced operations on October 3, 2001.
(3)   Commenced operations on September 30, 1998.
 ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
 + The performance of the Institutional Class and Class A Shares for the period prior to October 3, 2001 reflect the performance of the Class R Shares of a predecessor mutual fund. The performance of the Class R Shares has not been adjusted to reflect the Rule 12b-1 Fees and expenses applicable to Institutional and Class A Shares. Fees for the Institutional Class Shares are lower than the fees for the Class R Shares; correspondingly, performance would have been higher than that shown.

Top Ten Holdings*

                                                                  % OF PORTFOLIO

SBS Broadcasting                                                             4.4

Coinstar                                                                     4.1

Sealed Air                                                                   4.0

Gartner, Cl B                                                                3.9

RH Donnelley                                                                 3.7

Ralcorp Holdings                                                             3.6

Conseco                                                                      3.5

Alleghany                                                                    3.3

Intrawest                                                                    3.2

Advo                                                                         2.9

* Excludes Cash Equivalents


                           CNI CHARTER FUNDS | PAGE 8

FUND OVERVIEW
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND

The Fund seeks to provide long-term capital appreciation by investing in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth and that are engaged in the production, distribution and development of products or services based on technology and should benefit significantly from advances or improvements in technology.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Technology Growth Fund, Institutional Class or Class A Shares, versus the Russell 3000 Technology Index, and the Lipper Science & Technology Funds Objective(*)(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

Technology Growth Fund

              CNI Technology
              Growth Fund,     CNI Technology       Russell      Lipper Science
              Institutional      Growth Fund,        3000       Technology Funds
               Class Shares     Class A Shares   Technology Index    Objective
10/31/00         10,000            10,000            10,000           10,000
9/30/01           3,530             3,525             3,675            3,553
9/30/02           2,253             2,241             2,494            2,333
9/30/03           3,490             3,466             4,026            3,806
9/30/04           3,450             3,406             4,024            3,845

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                               Ticker        1-Year        3-Year      Inception
Shares                         Symbol        Return        Return       to Date
--------------------------------------------------------------------------------
Institutional Class (1)^       CTEIX         (1.14)%       (0.76)%     (23.33)%
--------------------------------------------------------------------------------
Class A (2)                    CTGAX         (1.72)%       (1.14)%     (24.27)%
--------------------------------------------------------------------------------

(1)   Commenced operations on October 3, 2000.
(2)   Commenced operations on October 23, 2000.
 ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

Top Ten Holdings

                                                                  % OF PORTFOLIO

Microsoft                                                                   10.0

IBM                                                                          5.4

Dell                                                                         5.3

Intel                                                                        4.5

Cisco Systems                                                                4.3

Hewlett-Packard                                                              3.8

Oracle                                                                       3.0

Qualcomm                                                                     2.8

Texas Instruments                                                            2.8

EMC                                                                          2.4


                           CNI CHARTER FUNDS | PAGE 9

INVESTMENT ADVISER'S REPORT
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

FIXED INCOME FUNDS

The bond market experienced a major shift in its shape as the yield curve flattened sharply in the fiscal year ending September 30, 2004. The Federal Reserve Bank initiated a tightening monetary policy stance by moving the Federal Funds Rate to 1.75% from 1.0% towards the end of this fiscal year. This certainly was not a surprise to the markets for the Fed has been stating for about a year that it wanted to remove its "accommodative stance". The Fed also stated that it plans to continue to raise short-term rates at a "measured pace". Many economists expect the Federal Funds Rate to be between 3.5% and 4.5% by the end of 2005.

During the fiscal year, we migrated to a generally more defensive portfolio posture for our investment grade Funds. To that end, the Funds were quite active during the last 12 months. Indeed, average maturities were shortened versus our comparative benchmarks, average coupons were optimized and credit quality remained of paramount importance. Although our general strategy was defensive, a modified barbell stance was utilized with modest concentrations in two and ten year maturities. This strategy continued to be beneficial given the flattening yield curve environment at the end of the fiscal year.

The CNI CHARTER CORPORATE BOND FUND (Institutional Class) produced a total return of 2.2% for the last 12 months. For the same period, the Lehman Intermediate Corporate Index returned 3.9%. The corporate bond universe is heavily weighted in lower quality (Baa) rated securities that did well during this most recent period in tandem with our recent economic recovery. Our Fund continued to retain a higher quality profile than the index and thus did not capture all of the performance garnered by the lower quality bonds. Our Fund's performance compares very favorably with its peer group where the Lipper Short/Intermediate Investment Grade Debt Objective was up 2.0%.

The CNI CHARTER GOVERNMENT BOND FUND (Institutional Class) produced a total return of 0.8% for the last 12 months. For the same period, the Lehman Intermediate U.S. Government Bond Index returned 1.9%. While our defensive portfolio structure may have caused some underperformance this past year, we continue to believe that the Fund is positioned prudently with higher rates potentially on the horizon. The Fund's performance relative to the peer group is competitive as measured by the Lipper Short/Intermediate U.S. Government Objective return of 1.3%.

The CNI CHARTER CALIFORNIA TAX EXEMPT BOND FUND (Institutional Class) produced a total return of 2.0% for the last 12 months. For the same period, the Lehman CA Intermediate-Short Municipal Index returned 2.9%. We continue to believe that our modestly defensive strategic posture will prove beneficial in the near future as interest rate volatility becomes more prevalent. The Fund's relative performance vis-a-vis its peer group was excellent, where the Lipper CA Short/Intermediate Municipal Debt Objective was up 1.5%.

The CNI CHARTER HIGH YIELD BOND FUND (Institutional Class) produced a total return of 12.5% for the last 12 months. For the same period, the Citigroup High Yield Market Index was up 12.5% and the Lipper High Current Yield Bond Fund Objective was up 11.3%. Absolute performance continues to be strong for this sector of the bond market as lower quality bonds did quite well during this period.

STRATEGIC OUTLOOK FOR BOND FUNDS

Tightening monetary policy, better than expected GDP growth or high oil prices could prompt us to become even more defensive with our maturity posture in the coming fiscal year. These key factors remain central to our strategy -- and we monitor them as well as other indicators in order to continue to add value to our actively managed Funds.

Sincerely,


/s/ Rodney J. Olea

Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 10

FUND OVERVIEW
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CORPORATE BOND FUND

The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing in a diversified portfolio of investment grade fixed income securities, primarily corporate bonds issued by domestic and international companies denominated in U.S. dollars.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Corporate Bond Fund, Institutional Class or Class A Shares, versus the Lehman Intermediate Corporate Index, and Lipper Short/Intermediate Investment Grade Debt Objective(*)(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

Corporate Bond Fund

                                                                  Lipper Short/
              CNI Corporate                                        Intermediate
               Bond Fund,       CNI Corporate        Lehman          Investment
              Institutional       Bond Fund,       Intermediate      Grade Debt
               Class Shares     Class A Shares   Corporate Index     Objective
1/31/00         $ 10,000          $ 10,000          $ 10,000          $ 10,000
9/30/00           10,595            10,610            10,645            10,597
9/30/01           11,882            11,892            11,993            11,753
9/30/02           12,602            12,568            12,853            12,382
9/30/03           13,451            13,381            14,130            12,965
9/30/04           13,740            13,648            14,687            13,219

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                               Ticker     1-Year       3-Year        Inception
Shares                         Symbol     Return       Return         to Date
--------------------------------------------------------------------------------
Institutional Class (1)^       CNCIX       2.15%        4.96%          6.93%
--------------------------------------------------------------------------------
Class A (2)                    CCBAX       1.99%        4.70%          6.78%+
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.
(2)   Commenced operations on April 13, 2000.
 ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings*

                                                                  % OF PORTFOLIO

Lehman Brothers Holdings
  8.250%, 06/15/07                                                           2.6

AXA Financial
  7.750%, 08/01/10                                                           2.4

Allstate
  7.200%, 12/01/09                                                           2.4

WPS Resources
  7.000%, 11/01/09                                                           2.3

Kohl's
  6.300%, 03/01/11                                                           2.3

AFLAC
  6.500%, 04/15/09                                                           2.3

Kimco Realty, MTN
  6.960%, 07/16/07                                                           2.3

International Lease Finance
  5.750%, 02/15/07                                                           2.3

Countrywide Asset-Backed Certificates,
  Ser 2004-10, Cl 2AV2
  2.190%, 05/25/30                                                           2.2

Heller Financial
  6.375%, 03/15/06                                                           2.2

* Excludes Cash Equivalents


                           CNI CHARTER FUNDS | PAGE 11

FUND OVERVIEW
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing primarily in U.S. government securities either issued or guaranteed by the U.S. government or its agencies or instrumentalities.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Government Bond Fund, Institutional Class or Class A Shares, versus the Lehman Intermediate U.S. Government Bond Index, and the Lipper Short/Intermediate U.S. Government Objective(*)(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

Government Bond Fund



              CNI Government                       Lehman        Lipper Short/
               Bond Fund,       CNI Government   Intermediate    Intermediate
              Institutional       Bond Fund,    U.S. Government  U.S. Government
               Class Shares     Class A Shares     Bond Index      Objective
1/31/00         $ 10,000          $ 10,000        $ 10,000        $ 10,000
9/30/00           10,594            10,566          10,661          10,574
9/30/01           11,831            11,755          12,034          11,754
9/30/02           12,721            12,633          13,048          12,539
9/30/03           13,062            1,2975          13,505          12,855
9/30/04           13,168            13,046          13,760          13,020

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                               Ticker     1-Year       3-Year       Inception
Shares                         Symbol     Return       Return        to Date
--------------------------------------------------------------------------------
Institutional Class (1)^       CNBIX       0.81%        3.64%         5.95%
--------------------------------------------------------------------------------
Class A (2)                    CGBAX       0.55%        3.54%         5.74%+
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.
(2)   Commenced operations on April 13, 2000.
 ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                  % OF PORTFOLIO

FHLB
  2.250%, 12/15/05                                                          18.5

FNMA
  4.000%, 12/15/08                                                           9.4

FHLMC
  4.250%, 06/15/05                                                           7.4

FHLMC,
  Ser 2480, Cl PD
  6.000%, 11/15/31                                                           7.2

U.S. Treasury Note
  4.250%, 11/15/13                                                           7.1

FHLMC
  4.250%, 05/04/09                                                           7.1

FHLB
  7.250%, 05/13/05                                                           6.8

FHLMC,
  Ser 2698, Cl BE
  4.500%, 11/15/32                                                           5.8

FHLB
  2.000%, 12/02/05                                                           4.7

FHLMC,
  Ser 2670, Cl QP
  4.000%, 02/15/27                                                           4.6


                           CNI CHARTER FUNDS | PAGE 12

FUND OVERVIEW
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

The Fund seeks to provide current income exempt from Federal and California state income tax (as the primary component of a total return strategy) by investing primarily in investment grade California municipal bonds and notes.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the California Tax Exempt Bond Fund, Institutional Class or Class A Shares, versus the Lehman CA Intermediate-Short Municipal Index, and the Lipper CA Short/Intermediate Municipal Debt Objective(*)(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

California Tax Exempt Bond Fund

           CNI Tax Exempt                        Lehman CA         CA Short/
             Bond Fund,     CNI Tax Exempt      Intermediate      Intermediate
            Institutional      Bond Fund,       Short Municipal    Municipal
            Class Shares     Class A Shares        Index         Debt Objective
1/31/00      $ 10,000          $ 10,000          $ 10,000          $ 10,000
9/30/00        10,506            10,493            10,490            10,444
9/30/01        11,263            11,236            11,344            11,158
9/30/02        12,117            12,067            12,209            11,864
9/30/03        12,436            12,353            12,568            12,107
9/30/04        12,684            12,581            12,932            12,282


(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                               Ticker        1-Year        3-Year     Inception
Shares                         Symbol        Return        Return      to Date
--------------------------------------------------------------------------------
Institutional Class (1)^       CNTIX          2.00%         4.04%       5.25%
--------------------------------------------------------------------------------
Class A (2)                    CCTEX          1.84%         3.84%       5.07%+
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.
(2)   Commenced operations on April 13, 2000.
 ^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.
 + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings*

                                                                  % OF PORTFOLIO
California State, Economic
  Recovery Authority,
  Ser B, GO
  3.500%, 07/01/23                                                           3.1

Irvine, Improvement Board Act
  1915, Limited Obligation
  Assessment District #93-14, SPA
  1.730%, 09/02/25                                                           3.0

Sweetwater, Water Authority,
  RB, AMBAC
  5.250%, 04/01/10                                                           2.8

Saddleback, Community College
  District, 1996 Capital Improvement
  Financing Project, COP, MBIA
  Callable 06/01/06 @ 102
  5.500%, 06/01/15                                                           2.7

South Gate, Public Financing
  Authority, South Gate
  Redevelopment Project,
  TA, AMBAC
  Callable 09/01/13 @ 100
  5.250%, 09/01/18                                                           2.3

San Francisco (City & County),
  Building Authority, Department
  of General Services & Leasing,
  Ser A, RB
  5.000%, 10/01/13                                                           2.2

San Mateo County, Transit District
  Authority, Ser A, RB, MBIA
  Callable 06/01/08 @ 101
  5.000%, 06/01/14                                                           2.2

New York City, Transitional
  Finance Authority, Future
  Tax Secured Project,
  Ser B, RB, MBIA
  Callable 05/15/08 @ 101
  4.600%, 11/15/12                                                           2.1

California State, Department
  of Water Resources & Power,
  Ser B-2, RB
  1.800%, 05/01/22                                                           2.0

San Francisco (City & County),
  Public Utility Authority,
  Ser A, RB, MBIA
  Callable 11/01/06 @ 101.5
  5.000%, 11/01/17                                                           2.0

* Excludes cash equivalents


                           CNI CHARTER FUNDS | PAGE 13

FUND OVERVIEW
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

The Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund may also invest in fixed income securities rated below investment grade issued by governments and agencies, both U.S. and foreign, and in equity securities. The Fund seeks to invest in securities that offer a high current yield as well as total return potential and diversifies across issuers, industries and sectors to control risks.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the High Yield Bond Fund, Institutional Class or Class A Shares, versus the Citigroup High Yield Market Index and the Lipper High Current Yield Bond Funds Objective(*)(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

High Yield Bond Fund

              CNI High Yield
                Bond Fund,      CNI High Yield    Citigroup High   Lipper High
               Institutional      Bond Fund,       Yield Market   Current Yield
               Class Shares     Class A Shares        Index     Bond Funds Index
1/31/00         $ 10,000          $ 10,000          $ 10,000       $ 10,000
9/30/00           10,412            10,386            10,016          9,901
9/30/01           10,157            10,102             9,413          9,039
9/30/02           10,644            10,555             9,098          8,866
9/30/03           12,747            12,602            12,124         11,083
9/30/04           14,336            14,132            13,644         12,331

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
Past performance is no indication of future performance.
The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                               Ticker       1-Year         3-Year      Inception
Shares                         Symbol       Return         Return       to Date
--------------------------------------------------------------------------------
Institutional Class (1)^       CHYIX        12.47%         12.17%        7.96%
--------------------------------------------------------------------------------
Class A (1)                    CHBAX        12.14%         11.84%        7.63%
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.
^ The Fund's Institutional Class Shares are currently offered only to accounts where City National Bank serves as trustee or in a fiduciary capacity.

Top Ten Holdings*

                                                                  % OF PORTFOLIO
Mediacom Capital
  7.875, 02/15/11                                                            0.9

Atlantic Broadband
  9.375%, 01/15/14                                                           0.9

Norske Skog Canada
  7.375%, 03/01/14                                                           0.6

Collins & Aikman Products
  10.750%, 12/31/11                                                          0.6

Lucent Technologies
  5.500%, 11/15/08                                                           0.6

CCO Holdings
  8.750%, 11/15/13                                                           0.6

MGM Mirage
  5.875%, 02/27/14                                                           0.6

Swift
  12.500%, 01/01/10                                                          0.5

Kabel Deutschland
  10.625%, 07/01/14                                                          0.5

MTR Gaming Group, Ser B
  9.750%, 04/01/10                                                           0.5

* Excludes cash equivalents


                           CNI CHARTER FUNDS | PAGE 14

INVESTMENT ADVISER'S REPORT
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

MONEY MARKET FUNDS

The money market environment changed dramatically over the fiscal year ending September 30, 2004. Although it has taken longer than most market participants had anticipated, it is quite clear that a tighter monetary policy is coming down the pike. The low but steadily rising yields of the CNI Charter Money Market Funds are testimony to this fundamental change underway.

The Federal Open Market Committee (FOMC) effectively unwound the rate reductions it put into place in fiscal year 2003. The Federal Funds rate was raised three times during this period -- from 1.00% to 1.75%. Additionally, quite notably their assessment of risks for the economy changed from conditions of "Disinflation" at the September 16, 2003 meeting to that of "Balanced" as of the meeting on September 21, 2004. As measured by Federal Funds futures contracts at the time of this writing, there is currently a 100% probability of another 25 basis points rate hike by the end of 2004.

The CNI CHARTER PRIME MONEY MARKET FUND continued to emphasize quality and liquidity in these uncertain times. With interest rates remaining near their historic lows this past year, the average days to maturity has remained relatively short. This maturity allocation should position the Fund to perform competitively in 2005. The Fund has focused primarily on high-grade short-term commercial paper and corporate securities as well as government agency notes on the longer-end of the money market maturity spectrum.

The CNI CHARTER GOVERNMENT MONEY MARKET FUND continued to be well positioned from both a sector as well as maturity perspective. The maturity profile incorporated a barbell strategy for most of the past fiscal year. This strategy has been beneficial, given the relatively steep short-term yield curve over the past year. This should also position the Fund to add value as short maturities continue to rise in 2005. The Fund's yield continued to be enhanced by the concentration of Government Agency securities over Treasury instruments.

Our objective for the CNI CHARTER CALIFORNIA TAX EXEMPT MONEY MARKET FUND has always been safety and liquidity. Over the past fiscal year, prior historic budgetary challenges in California have given way to cautious optimism with regard to the state of the State. Our stringent credit research effort remains the cornerstone to managing the Fund in the never ending political/economic backdrop of Sacramento. The average days to maturity remains relatively short and our credit quality profile remains very high.

STRATEGIC OUTLOOK

Our outlook continues to be constructive for money market investments. Short rates will likely continue their steady march upward into 2005. While an expanding economy is often synonymous with rising rates that in turn may cause dislocations in financial markets, it can also provide opportunities for higher yields and sector allocation shifts for money market funds. We are monitoring the market very closely and will be proactive so as to take advantage of market opportunities.

Sincerely,


/s/ Rodney J. Olea

Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 15

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   35.9%  Financials
   12.9%  Energy
   12.7%  Consumer Discretionary
    8.6%  Industrials
    6.4%  Telecommunications
    6.0%  Information Technology
    5.3%  Utilities
    4.1%  Healthcare
    3.4%  Materials
    2.5%  Consumer Staples
    2.2%  Short-Term Investments

* Percentages based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [98.1%]
      ALUMINUM [0.9%]
      Alcoa                                                12,300      $    413
      ==========================================================================

      APPAREL/TEXTILES [0.3%]
      Jones Apparel Group                                   3,600           129
      ==========================================================================

      AUTOMOTIVE [1.8%]
      Ford Motor                                           11,000           155
      General Motors                                        8,250           350
      Johnson Controls                                      5,000           284
      --------------------------------------------------------------------------

      TOTAL AUTOMOTIVE                                                      789
      ==========================================================================

      BANKS [14.8%]
      Bank of America                                      30,474         1,320
      Bank of New York                                     11,600           338
      Fifth Third Bancorp                                   8,700           428
      Golden West Financial                                 3,300           366
      JPMorgan Chase                                       17,905           711
      Keycorp                                              10,400           329
      Mellon Financial                                     11,800           327
      National City                                         7,300           282
      PNC Financial Services Group                          5,800           314
      Wachovia                                             14,400           676
      Washington Mutual                                    10,500           410
      Wells Fargo                                          15,730           938
      Zions Bancorporation                                  2,400           147
      --------------------------------------------------------------------------

      TOTAL BANKS                                                         6,586
      ==========================================================================

      BUILDING & CONSTRUCTION [0.9%]
      Centex                                                4,800           242
      Vulcan Materials                                      3,500           179
      --------------------------------------------------------------------------

      TOTAL BUILDING & CONSTRUCTION                                         421
      ==========================================================================
--------------------------------------------------------------------------------

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

      BUSINESS SERVICES [1.2%]
      Cendant                                              17,000         $ 367
      Fiserv*                                               4,700           164
      --------------------------------------------------------------------------

      TOTAL BUSINESS SERVICES                                               531

      CABLE/MEDIA [2.1%]
      Clear Channel Communications                          8,300           259
      Time Warner*                                         24,000           387
      Tribune                                               7,600           313
      --------------------------------------------------------------------------

      TOTAL CABLE/MEDIA                                                     959
      ==========================================================================

      CHEMICALS [0.9%]
      Air Products & Chemicals                              7,400           402
      ==========================================================================

      CIRCUIT BOARDS [0.7%]
      Jabil Circuit*                                        9,100           209
      Solectron*                                           22,000           109
      --------------------------------------------------------------------------

      TOTAL CIRCUIT BOARDS                                                  318
      ==========================================================================

      COMPUTER STORAGE DEVICES [0.4%]
      EMC-Mass*                                            14,900           172
      ==========================================================================

      COMPUTER SYSTEM DESIGN & SERVICES [0.5%]
      Computer Sciences*                                    5,000           235
      ==========================================================================

      COMPUTER & PERIPHERALS [1.5%]
      Hewlett-Packard                                      36,800           690
      ==========================================================================

      CONTAINERS & PACKAGING [0.7%]
      MeadWestvaco                                          9,500           303
      ==========================================================================

      DATA PROCESSING [0.6%]
      Affiliated Computer Services,
        Cl A*                                               4,500           251
      ==========================================================================

      DIVERSIFIED MANUFACTURING [5.4%]
      Caterpillar                                           4,900           394
      Cummins                                               3,700           273
      Danaher                                               7,000           359
      ITT Industries                                        4,300           344
      Textron                                               5,400           347
      Tyco International                                   22,300           684
      --------------------------------------------------------------------------

      TOTAL DIVERSIFIED MANUFACTURING                                     2,401
      ==========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 16

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

     ELECTRICAL SERVICES [4.1%]
     Constellation Energy Group                           6,100        $    243
     Dominion Resources                                   4,400             287
     Entergy                                              4,600             279
     Exelon                                              10,000             367
     FirstEnergy                                          9,700             399
     FPL Group                                            1,600             109
     PPL                                                  3,400             160
     ---------------------------------------------------------------------------

     TOTAL ELECTRICAL SERVICES                                            1,844
     ===========================================================================

     ENTERTAINMENT [2.1%]
     Brunswick                                            6,500             298
     Carnival                                             5,400             255
     Walt Disney                                         16,800             379
     ---------------------------------------------------------------------------

     TOTAL ENTERTAINMENT                                                    932
     ===========================================================================

     FINANCIAL SERVICES [8.4%]
     Capital One Financial                                1,900             141
     Citigroup                                           34,386           1,517
     Countrywide Financial                               22,398             882
     Freddie Mac                                          8,330             544
     MBNA                                                16,910             426
     State Street                                         5,300             226
     ---------------------------------------------------------------------------

     TOTAL FINANCIAL SERVICES                                             3,736
     ===========================================================================

     FOOD & BEVERAGE [1.6%]
     Archer-Daniels-Midland                              16,900             287
     Coca-Cola Enterprises                               12,100             229
     Supervalu                                            8,000             220
     ---------------------------------------------------------------------------

     TOTAL FOOD & BEVERAGE                                                  736
     ===========================================================================

     FORESTRY [0.5%]
     Weyerhaeuser                                         3,400             226
     ===========================================================================

     GAS/NATURAL GAS [1.2%]
     KeySpan                                              5,600             220
     Sempra Energy                                        8,600             311
     ---------------------------------------------------------------------------

     TOTAL GAS/NATURAL GAS                                                  531
     ===========================================================================

     HEALTHCARE PRODUCTS & SERVICES [3.7%]
     Aetna                                                3,600             360
     AmerisourceBergen                                    2,900             156
     Anthem*                                              2,600             227
     Cigna                                                4,500             313
     HCA                                                 10,300             393
     McKesson                                             8,000             205
     ---------------------------------------------------------------------------

     TOTAL HEALTHCARE PRODUCTS & SERVICES                                 1,654
     ===========================================================================

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

     HOTELS & LODGING [0.4%]
     Starwood Hotels & Resorts
       Worldwide                                          3,700        $    172
     ===========================================================================

     HOUSEHOLD PRODUCTS [0.8%]
     Black & Decker                                       2,000             155
     Fortune Brands                                       2,600             193
     ---------------------------------------------------------------------------

     TOTAL HOUSEHOLD PRODUCTS                                               348
     ===========================================================================

     INSURANCE [7.7%]
     ACE ADR                                              4,600             184
     AFLAC                                                4,400             173
     Allstate                                            10,500             504
     American International Group                        21,800           1,482
     Chubb                                                4,900             344
     Progressive                                          3,300             280
     Prudential Financial                                 9,700             456
     ---------------------------------------------------------------------------

     TOTAL INSURANCE                                                      3,423
     ===========================================================================

     INVESTMENT BANKER/BROKER DEALER [4.9%]
     Goldman Sachs Group                                  5,200             485
     Lehman Brothers Holdings                             5,700             454
     Merrill Lynch                                       13,400             666
     Morgan Stanley                                      11,800             582
     ---------------------------------------------------------------------------

     TOTAL INVESTMENT BANKER/BROKER DEALER                                2,187
     ===========================================================================

     PETROLEUM & FUEL PRODUCTS [3.2%]
     Anadarko Petroleum                                   2,098             139
     Apache                                               6,006             301
     Burlington Resources                                 6,000             245
     Devon Energy                                         5,200             369
     Occidental Petroleum                                 7,000             392
     ---------------------------------------------------------------------------

     TOTAL PETROLEUM & FUEL PRODUCTS                                      1,446
     ===========================================================================

     PETROLEUM REFINING [9.7%]
     ChevronTexaco                                       15,240             818
     ConocoPhillips                                       6,340             525
     Exxon Mobil                                         54,360           2,627
     Marathon Oil                                         8,500             351
     ---------------------------------------------------------------------------

     TOTAL PETROLEUM REFINING                                             4,321
     ===========================================================================

     RAILROADS [1.1%]
     Burlington Northern Santa Fe                         8,900             341
     Union Pacific                                        2,500             146
     ---------------------------------------------------------------------------

     TOTAL RAILROADS                                                        487
     ===========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 17

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

     RETAIL [5.5%]
     CVS                                                    8,700      $    367
     Darden Restaurants                                     8,550           199
     Federated Department Stores                            5,875           267
     Home Depot                                             5,800           227
     JC Penney                                              8,000           282
     Limitedbrands                                         15,200           339
     Lowe's                                                 3,800           207
     McDonald's                                             6,900           193
     Staples                                                7,500           224
     Target                                                 3,800           172
     ---------------------------------------------------------------------------

     TOTAL RETAIL                                                         2,477
     ===========================================================================

     SEMI-CONDUCTORS/INSTRUMENTS [2.4%]
     Intel                                                 11,150           224
     Micron Technology*                                    22,400           269
     PerkinElmer                                           11,800           203
     Tektronix                                              5,900           196
     Texas Instruments                                      7,500           160
     ---------------------------------------------------------------------------

     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                    1,052
     ===========================================================================

     TELEPHONES & TELECOMMUNICATIONS [6.4%]
     Alltel                                                 5,900           324
     BellSouth                                              8,200           222
     CenturyTel                                             7,300           250
     SBC Communications                                    11,700           304
     Sprint                                                24,300           489
     Verizon Communications                                32,409         1,276
     ---------------------------------------------------------------------------

     TOTAL TELEPHONES & TELECOMMUNICATIONS                                2,865
     ===========================================================================

     TRANSPORTATION SERVICES [1.7%]
     FedEx                                                  4,700           403
     Ryder System                                           7,200           338
     ---------------------------------------------------------------------------

     TOTAL TRANSPORTATION SERVICES                                          741
     ===========================================================================

          TOTAL COMMON STOCK
            (Cost $34,562)                                               43,778
          ======================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS [2.2%]
        Fidelity Institutional Domestic
          Money Market Portfolio,
          Cl I                                            957,173        $  957
        SEI Daily Income Trust,
          Prime Obligation Fund, Cl A                      33,783            34
        ------------------------------------------------------------------------

             TOTAL CASH EQUIVALENTS
             (Cost $991)                                                    991
             ===================================================================

             TOTAL INVESTMENTS [100.3%]
             (Cost $35,553)                                              44,769
             ===================================================================

OTHER ASSETS AND LIABILITIES [-0.3%]
        Investment Advisory Fees Payable                                    (24)
        Shareholder Servicing & Distribution
          Fees Payable                                                      (11)
        Administration Fees Payable                                          (3)
        Other Assets and Liabilities, Net                                  (106)
        ------------------------------------------------------------------------

             OTHER ASSETS AND LIABILITIES                                  (144)
             ===================================================================

        NET ASSETS [100.0%]                                            $ 44,625
        ========================================================================

NET ASSETS:
        Paid-in-Capital (unlimited authorization --
             $0.01 par value)                                          $ 33,847
        Distributions in excess of
             net investment income                                           (1)
        Accumulated net realized gain
             on investments                                               1,563
        Net unrealized appreciation
             on investments                                               9,216
        ------------------------------------------------------------------------

        NET ASSETS [100.0%]                                            $ 44,625
        ========================================================================

        Net Asset Value, Offering and Redemption
          Price Per Share -- Institutional Class
          ($38,343,490 / 4,372,581 shares)                             $   8.77
        ========================================================================

        Net Asset Value, Offering and Redemption
          Price Per Share -- Class A
          ($6,281,246 / 716,887 shares)                                $   8.76
        ========================================================================

*  NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 18

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   25.2%  Information Technology
   21.7%  Healthcare
   18.4%  Consumer Staples
   14.0%  Industrials
    9.5%  Consumer Discretionary
    4.0%  Financials
    2.1%  Materials
    1.8%  Short-Term Investments
    1.6%  Energy
    1.0%  Global Stock
    0.5%  Telecommunications
    0.2%  Utilities

* Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [98.2%]
     AEROSPACE & DEFENSE [2.6%]
     Boeing                                               3,800        $    196
     L-3 Communications Holdings                          2,500             168
     United Technologies                                  4,800             448
     ---------------------------------------------------------------------------

     TOTAL AEROSPACE & DEFENSE                                              812
     ===========================================================================

     AUTOMOTIVE [1.0%]
     Harley-Davidson                                      5,200             309
     ===========================================================================

     BANKS [0.7%]
     North Fork Bancorporation                            5,100             227
     ===========================================================================

     BIOMEDICAL RESEARCH & PRODUCTS [0.8%]
     Applera - Applied Biosystems
       Group                                              3,600              68
     Millipore*                                           3,400             163
     ---------------------------------------------------------------------------

     TOTAL BIOMEDICAL RESEARCH & PRODUCTS                                   231
     ===========================================================================

     BUSINESS SERVICES [6.5%]
     Cendant                                              8,300             179
     Deluxe                                               3,800             156
     eBay*                                                6,400             588
     First Data                                           9,400             409
     Fiserv*                                              3,400             119
     H&R Block                                            5,400             267
     Paychex                                              4,800             145
     Yahoo!*                                              4,100             139
     ---------------------------------------------------------------------------

     TOTAL BUSINESS SERVICES                                              2,002
     ===========================================================================

     CABLE/MEDIA [0.6%]
     Omnicom Group                                        2,600             190
     ===========================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
     CHEMICALS [1.3%]
     Dow Chemical                                         5,000          $  226
     International Flavors &
       Fragrances                                         4,300             164
     ---------------------------------------------------------------------------

     TOTAL CHEMICALS                                                        390
     ===========================================================================

     COMMUNICATIONS EQUIPMENT [2.3%]
     Cisco Systems*                                      38,150             690
     ===========================================================================

     COMPUTER & PERIPHERALS [6.2%]
     Dell*                                               20,065             714
     IBM                                                 11,600             995
     Lexmark International*                               2,500             210
     ---------------------------------------------------------------------------

     TOTAL COMPUTER & PERIPHERALS                                         1,919
     ===========================================================================

     CONTAINERS & PACKAGING [0.6%]
     Ball                                                 4,800             180
     ===========================================================================

     DATA PROCESSING [0.6%]
     Affiliated Computer Services,
       Cl A*                                              3,100             173
     ===========================================================================

     DIVERSIFIED MANUFACTURING [7.3%]
     3M                                                   2,600             208
     Caterpillar                                          3,750             301
     Danaher                                              5,500             282
     General Electric                                    37,875           1,272
     ITT Industries                                       2,100             168
     ---------------------------------------------------------------------------

     TOTAL DIVERSIFIED MANUFACTURING                                      2,231
     ===========================================================================

     DRUGS [10.8%]
     Abbott Laboratories                                  5,595             237
     Barr Pharmaceuticals*                                3,200             133
     Eli Lilly                                            3,930             236
     Forest Laboratories*                                 6,300             283
     Johnson & Johnson                                   18,164           1,023
     Pfizer                                              27,008             827
     Teva Pharmaceutical Industries
       ADR                                                5,600             145
     Wyeth                                               12,150             454
     ---------------------------------------------------------------------------

     TOTAL DRUGS                                                          3,338
     ===========================================================================

     EDUCATIONAL SERVICES [1.1%]
     Apollo Group, Cl A*                                  4,400             323
     ===========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 19

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

     ELECTRICAL SERVICES [0.2%]
     Exelon                                                2,000       $     73
     ===========================================================================

     FINANCIAL SERVICES [2.6%]
     Capital One Financial                                 3,100            229
     Countrywide Financial                                 3,900            153
     Fannie Mae                                            4,600            292
     MBNA                                                  5,200            131
     ---------------------------------------------------------------------------

     TOTAL FINANCIAL SERVICES                                               805
     ===========================================================================

     FOOD & BEVERAGE [7.5%]
     Adolph Coors                                          2,700            183
     Archer-Daniels-Midland                                8,700            148
     Coca-Cola                                             9,800            393
     Kraft Foods, Cl A                                     3,000             95
     Pepsi Bottling Group                                  5,700            155
     PepsiCo                                               9,900            482
     Sara Lee                                             18,700            427
     Sysco                                                10,300            308
     Tyson Foods                                           8,100            130
     ---------------------------------------------------------------------------

     TOTAL FOOD & BEVERAGE                                                2,321
     ===========================================================================

     GAS/NATURAL GAS [0.2%]
     Praxair                                               1,700             73
     ---------------------------------------------------------------------------

     HEALTHCARE PRODUCTS & SERVICES [4.0%]
     AmerisourceBergen                                     3,700            199
     Express Scripts*                                      3,600            235
     IMS Health                                            7,500            179
     Lincare Holdings*                                     2,200             65
     McKesson                                              4,700            121
     UnitedHealth Group                                    6,000            443
     ---------------------------------------------------------------------------

     TOTAL HEALTHCARE PRODUCTS & SERVICES                                 1,242
     ===========================================================================

     HOUSEHOLD PRODUCTS [6.3%]
     Avon Products                                         6,500            284
     Fortune Brands                                        3,450            256
     Gillette                                              6,400            267
     Kimberly-Clark                                        2,400            155
     Procter & Gamble                                     18,000            974
     ---------------------------------------------------------------------------

     TOTAL HOUSEHOLD PRODUCTS                                             1,936
     ===========================================================================

     INSURANCE [0.4%]
     Marsh & McLennan                                      2,400            110
     ===========================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
     INVESTMENT BANKER/BROKER DEALER [0.3%]
     Federated Investors                                   3,000          $  85
     ===========================================================================

     MEDICAL PRODUCTS & SERVICES [6.6%]
     Bard (C.R.)                                           3,200            181
     Baxter International                                  3,800            122
     Boston Scientific*                                    9,800            389
     Community Health Systems*                             5,000            134
     Guidant                                               4,100            271
     St. Jude Medical*                                     3,600            271
     Stryker                                               6,700            322
     Zimmer Holdings*                                      4,100            324
     ---------------------------------------------------------------------------

     TOTAL MEDICAL PRODUCTS & SERVICES                                    2,014
     ===========================================================================

     PETROLEUM & FUEL PRODUCTS [1.6%]
     Schlumberger                                          4,100            276
     XTO Energy                                            6,750            219
     ---------------------------------------------------------------------------

     TOTAL PETROLEUM & FUEL PRODUCTS                                        495
     ===========================================================================

     PREPACKAGING SOFTWARE [8.1%]
     Adobe Systems                                         3,800            188
     Citrix Systems*                                       8,200            144
     Electronic Arts*                                      5,900            271
     Intuit*                                               5,000            227
     Microsoft                                            42,730          1,181
     Oracle*                                              43,160            487
     ---------------------------------------------------------------------------

     TOTAL PREPACKAGING SOFTWARE                                          2,498
     ===========================================================================

     RETAIL [10.5%]
     Bed Bath & Beyond*                                    4,200            156
     Family Dollar Stores                                  2,500             68
     Home Depot                                           18,300            717
     Lowe's                                                8,800            478
     NBTY*                                                 6,500            140
     Staples                                               5,200            155
     Wal-Mart Stores                                      28,475          1,515
     ---------------------------------------------------------------------------

     TOTAL RETAIL                                                         3,229
     ===========================================================================

     SEMI-CONDUCTORS/INSTRUMENTS [5.4%]
     Broadcom, Cl A*                                       5,600            153
     Intel                                                40,150            806
     Maxim Integrated Products                             5,800            245
     Nvidia*                                               7,600            110
     Texas Instruments                                    15,900            338
     ---------------------------------------------------------------------------

     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                    1,652
     ===========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 20

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

     TELEPHONES & TELECOMMUNICATIONS [1.0%]
     Nextel Communications*                                6,800       $    162
     Vodafone ADR                                          6,400            154
     ---------------------------------------------------------------------------

     TOTAL TELEPHONES & TELECOMMUNICATIONS                                  316
     ===========================================================================

     TRANSPORTATION SERVICES [1.1%]
     United Parcel Service, Cl B                           4,500            342
     ===========================================================================

         TOTAL COMMON STOCK
           (Cost $29,633)                                                30,206
         =======================================================================

CASH EQUIVALENTS [1.7%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                                              439,547            440
     SEI Daily Income Trust,
       Prime Obligation Fund, Cl A                       106,247            106
     ---------------------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $546)                                                      546
         =======================================================================

         TOTAL INVESTMENTS [99.9%]
           (Cost $30,179)                                                30,752
         =======================================================================

OTHER ASSETS AND LIABILITIES [0.1%]
     Investment Advisory Fees Payable                                       (14)
     Shareholder Servicing & Distribution
       Fees Payable                                                          (7)
     Administration Fees Payable                                             (2)
     Other Assets and Liabilities, Net                                       69
     ---------------------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES                                        46
         =======================================================================

     NET ASSETS [100.0%]                                               $ 30,798
     ===========================================================================

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                              $ 35,007
     Undistributed net investment income                                      3
     Accumulated net realized loss
         on investments                                                  (4,785)
     Net unrealized appreciation
         on investments                                                     573
     ---------------------------------------------------------------------------

     NET ASSETS [100.0%]                                               $ 30,798
     ===========================================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($25,575,449 / 3,783,861 shares)                                $   6.76
     ===========================================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($5,222,768 / 780,170 shares)                                   $   6.69
     ===========================================================================

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 21

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   36.9% Consumer Discretionary
   22.6% Industrials
   16.0% Financials
    4.9% Information Technology
    4.0% Materials
    3.7% Corporate Bonds
    3.6% Consumer Staples
    3.0% Short-Term Investments
    2.3% Preferred Stock
    1.9% Utilities
    1.1% Healthcare

* Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [90.3%]
     BROADCASTING, NEWSPAPERS & ADVERTISING [13.8%]
     Advo                                                 49,100       $  1,519
     Cumulus Media*                                       83,250          1,198
     Fisher Communications*                               21,700          1,041
     Grey Global Group                                     1,210          1,204
     SBS Broadcasting*                                    69,600          2,343
     ---------------------------------------------------------------------------

     TOTAL BROADCASTING, NEWSPAPERS
       & ADVERTISING                                                      7,305
     ===========================================================================

     BUSINESS SERVICES [20.0%]
     Arbitron*                                            25,700            941
     Coinstar*                                            92,060          2,145
     Deluxe                                               21,450            880
     Equifax                                              38,900          1,025
     Gartner, Cl B*                                      177,800          2,053
     NDCHealth                                            36,000            578
     RH Donnelley*                                        39,600          1,955
     Watson Wyatt                                         37,800            994
     ---------------------------------------------------------------------------

     TOTAL BUSINESS SERVICES                                             10,571
     ===========================================================================

     CHEMICALS [1.7%]
     Compass Minerals International*                      41,500            921
     ===========================================================================

     CONSUMER PRODUCTS & SERVICES [2.9%]
     Central Garden & Pet*                                49,300          1,510
     ===========================================================================

     CONSUMER SERVICES [1.7%]
     Angelica                                             36,400            906
     ===========================================================================

     DATA PROCESSING [1.1%]
     Certegy                                              15,800            588
     ===========================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
     DIVERSIFIED MANUFACTURING [2.4%]
     EnPro Industries*                                    53,000        $ 1,279
     ===========================================================================

     ELECTRICAL PRODUCTS [5.7%]
     GrafTech International*                              96,300          1,343
     Littelfuse*                                          19,300            667
     Sierra Pacific Resources*                           109,800            983
     ---------------------------------------------------------------------------

     TOTAL ELECTRICAL PRODUCTS                                            2,993
     ===========================================================================

     ENTERTAINMENT [3.2%]
     Intrawest                                            88,100          1,669
     ===========================================================================

     FOOD & BEVERAGE [5.5%]
     Ralcorp Holdings*                                    52,100          1,881
     Triarc, Cl B                                         88,800          1,018
     ---------------------------------------------------------------------------

     TOTAL FOOD & BEVERAGE                                                2,899
     ===========================================================================

     INSURANCE [10.2%]
     Alleghany*                                            6,380          1,741
     Conseco*                                            104,700          1,849
     Fairfax Financial Holdings                            4,800            599
     White Mountains Insurance
       Group                                               2,300          1,210
     ---------------------------------------------------------------------------

     TOTAL INSURANCE                                                      5,399
     ===========================================================================

     MACHINERY [4.9%]
     Ametek                                               30,700            931
     Franklin Electric                                    19,400            768
     IDEX                                                 26,800            910
     ---------------------------------------------------------------------------

     TOTAL MACHINERY                                                      2,609
     ===========================================================================

     PAPER & PAPER PRODUCTS [5.7%]
     Rayonier                                             20,209            914
     Sealed Air*                                          45,500          2,109
     ---------------------------------------------------------------------------

     TOTAL PAPER & PAPER PRODUCTS                                         3,023
     ===========================================================================

     RAILROADS [2.1%]
     Kansas City Southern*                                74,240          1,126
     ===========================================================================

     REAL ESTATE INVESTMENT TRUST [3.9%]
     Annaly Mortgage Management                           50,800            870
     Price Legacy                                         64,159          1,216
     ---------------------------------------------------------------------------

     TOTAL REAL ESTATE INVESTMENT TRUST                                   2,086
     ===========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 22

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND (CONCLUDED)

                                                    SHARES/FACE
DESCRIPTION                                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

     RETAIL [5.5%]
     IHOP                                                26,480        $  1,012
     Smart & Final*                                      47,400             795
     Whitehall Jewelers*                                141,000           1,132
     ---------------------------------------------------------------------------

     TOTAL RETAIL                                                         2,939
     ===========================================================================

         TOTAL COMMON STOCK
           (Cost $38,045)                                                47,823
         =======================================================================

PREFERRED STOCK [2.2%]
     ENTERTAINMENT [2.2%]
     Six Flags                                           57,200           1,179
     ---------------------------------------------------------------------------

         TOTAL PREFERRED STOCK
           (Cost $1,138)                                                  1,179
         =======================================================================

CORPORATE BONDS [3.7%]
     BUSINESS SERVICES [1.8%]
     Danka Business
       Callable 04/01/05 @ 105
       10.000%, 04/01/08                                 $1,000             960
     ===========================================================================

     FINANCIAL SERVICES [1.9%]
     Labranche (A)
       Callable 05/15/07 @ 104.75
       9.500%, 05/15/09                                   1,000           1,000
     ===========================================================================

         TOTAL CORPORATE BONDS
           (Cost $1,975)                                                  1,960
         =======================================================================

REPURCHASE AGREEMENT (C) [3.0%]
     Morgan Stanley,
       1.500%, dated 09/30/04,
       repurchased on 10/01/04,
       repurchase price $1,572,249
       (collateralized by U.S.Treasury
       Bills, par value $4,707,471,
       1.280% (B), 07/15/12; with
       total market value $1,603,628)                     1,572           1,572
     ---------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
           (Cost $1,572)                                                  1,572
         =======================================================================

         TOTAL INVESTMENTS [99.2%]
           (Cost $42,730)                                                52,534
         =======================================================================


DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [0.8%]
     Investment Advisory Fees Payable                                  $    (37)
     Shareholder Servicing & Distribution
       Fees Payable                                                         (34)
     Administration Fees Payable                                             (3)
     Other Assets and Liabilities, Net                                      519
     ---------------------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES                                       445
         =======================================================================

     NET ASSETS [100.0%]                                               $ 52,979
     ===========================================================================

NET ASSETS:
     Paid-in-Capital (unlimited
         authorization -- $0.01 par value)                             $ 41,143
     Accumulated net realized gain
         on investments                                                   2,032
     Net unrealized appreciation
         on investments                                                   9,804
     ---------------------------------------------------------------------------

     NET ASSETS [100.0%]                                               $ 52,979
     ===========================================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($8,954,964 / 327,962 shares)                                   $  27.30
     ===========================================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($7,550,904 / 278,336 shares)                                   $  27.13
     ===========================================================================

     Net Asset Value and Redemption
       Price Per Share -- Class R
       ($36,473,223 / 1,346,379 shares)                                $  27.09
     ===========================================================================

     Maximum Offering
       Price Per Share -- Class R Shares
       ($27.09 / 96.50%)                                               $  28.07
     ===========================================================================

*     NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE EXEMPT FROM PLACEMENT MEMORANDUM, REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." ON SEPTEMBER 30, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $1,000,000, REPRESENTING 1.9% OF THE NET ASSETS OF THE FUND.
(B)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C)   TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 23

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   22.1%  Semiconductor & Other Electronic Component Manufacturing
   21.7%  Software Publishers
   19.7%  Computer & Peripheral Equipment Manufacturing
   12.0%  Communications Equipment Manufacturing
   10.7%  Computer Systems Design & Related Services
    2.5%  Short-Term Investments
    2.3% Navigational/Measuring/Medical/Control Instruments Manufacturing 2.2% Telecommunications
    2.2%  Data Processing Services
    2.0%  Information Services
    0.9%  Professional & Commercial Equipment & Supply Wholesale
    0.8%  Other Electrical Equipment & Components
    0.5%  Electronic Shopping & Mail-Order Houses
    0.4%  Other Nonmetallic Mineral Product Manufacturing

* Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [97.6%]
     COMMUNICATIONS EQUIPMENT
       MANUFACTURING [12.0%]
     Cisco Systems*                                       5,305        $     96
     Harris                                                 500              28
     Lucent Technologies*                                 4,500              14
     Motorola                                             2,400              43
     Nokia ADR                                              950              13
     Qualcomm                                             1,600              62
     Viasat*                                                525              11
     ---------------------------------------------------------------------------

     TOTAL COMMUNICATIONS EQUIPMENT
       MANUFACTURING                                                        267
     ===========================================================================

     COMPUTER & PERIPHERAL EQUIPMENT
       MANUFACTURING [19.9%]
     Dell*                                                3,275             117
     EMC-Mass*                                            4,505              52
     Hewlett-Packard                                      4,423              83
     IBM                                                  1,400             120
     Komag*                                               1,000              14
     Sandisk*                                               500              14
     Storage Technology*                                    400              10
     Symbol Technologies                                  1,000              13
     Veritas Software*                                      375               7
     Western Digital*                                     1,200              10
     ---------------------------------------------------------------------------

     TOTAL COMPUTER & PERIPHERAL EQUIPMENT
       MANUFACTURING                                                        440
     ===========================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
     COMPUTER SYSTEMS DESIGN &
       RELATED SERVICES [10.7%]
     3Com*                                                2,400           $  10
     Anteon International*                                  400              15
     Autodesk                                               500              24
     Avid Technology*                                       200               9
     CACI International, Cl A*                              300              16
     Cerner*                                                200               9
     Check Point Software
       Technologies*                                        450               8
     Cognizant Technology
       Solutions, Cl A*                                     800              24
     Digital River*                                         500              15
     Inter-Tel                                              250               5
     Intergraph*                                            325               9
     Manhattan Associates*                                  500              12
     National Instruments                                   450              14
     Open Solutions*                                        475              12
     Peoplesoft*                                            900              18
     Sun Microsystems*                                    2,575              10
     SYKES Enterprises*                                   1,500               7
     Synopsys*                                              600              10
     Tyler Technologies*                                  1,175              10
     ---------------------------------------------------------------------------

     TOTAL COMPUTER SYSTEMS DESIGN &
       RELATED SERVICES                                                     237
     ===========================================================================

     DATA PROCESSING SERVICES [2.1%]
     Acxiom                                                 500              12
     Affiliated Computer Services,
       Cl A*                                                425              24
     First Data                                             275              12
     ---------------------------------------------------------------------------

     TOTAL DATA PROCESSING SERVICES                                          48
     ===========================================================================

     ELECTRONIC SHOPPING &
       MAIL-ORDER HOUSES [0.5%]
     Agile Software*                                      1,500              12
     ===========================================================================

     INFORMATION SERVICES [2.0%]
     Avocent*                                               400              10
     Juniper Networks*                                      842              20
     WebEx Communications*                                  625              14
     ---------------------------------------------------------------------------

     TOTAL INFORMATION SERVICES                                              44
     ===========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 24

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND (CONTINUED)

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

     NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
       INSTRUMENTS MANUFACTURING [2.3%]
     Applera - Applied Biosystems
       Group                                                700        $     13
     General Dynamics                                       175              18
     L-3 Communications Holdings                            300              20
     ---------------------------------------------------------------------------

     TOTAL NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
       INSTRUMENTS MANUFACTURING                                             51
     ===========================================================================

     OTHER ELECTRICAL EQUIPMENT & COMPONENT
       MANUFACTURING [0.8%]
     Corning*                                             1,600              18
     ===========================================================================

     OTHER NONMETALLIC MINERAL PRODUCT
     MANUFACTURING [0.4%]
     Cabot Microelectronics*                                225               8
     ===========================================================================

     PROFESSIONAL & COMMERCIAL EQUIPMENT &
       SUPPLY WHOLESALE [0.9%]
     Scansource*                                            300              19
     ===========================================================================

     SEMICONDUCTOR & OTHER ELECTRONIC
       COMPONENT MANUFACTURING [22.1%]
     Advanced Micro Devices*                                800              10
     Aeroflex*                                            1,000              10
     Amphenol, Cl A*                                        450              15
     Analog Devices                                         300              12
     Applied Materials*                                     500               8
     Benchmark Electronics*                                 300               9
     Broadcom, Cl A*                                        275               7
     Cree*                                                  525              16
     Cypress Semiconductor*                               1,050               9
     DSP Group*                                             475              10
     Flextronics International*                             950              13
     Intel                                                4,950              99
     Jabil Circuit*                                         850              19
     Linear Technology                                      375              14
     Maxim Integrated Products                              900              38
     MEMC Electronic Materials*                           1,400              12
     Micron Technology*                                   1,400              17
     National Semiconductor*                              1,200              19
     Nvidia*                                                750              11
     Sanmina-SCI*                                         1,150               8
     Silicon Laboratories*                                  200               7
     Solectron*                                           1,200               6
     Taiwan Semiconductor
       Manufacturing ADR                                  1,711              12
     Texas Instruments                                    2,900              62
     TTM Technologies*                                      750               7
     Vishay Intertechnology*                                850              11

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
     Xilinx                                                 700            $ 19
     Zoran*                                                 625              10
     ---------------------------------------------------------------------------

     TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
       COMPONENT MANUFACTURING                                              490
     ===========================================================================

     SOFTWARE PUBLISHERS [21.7%]
     Adobe Systems                                          650              32
     Akamai Technologies*                                   900              13
     Citrix Systems*                                      1,125              20
     Computer Associates
       International                                        500              13
     Concur Technologies*                                 1,050              11
     Electronic Arts*                                       400              18
     Hyperion Solutions*                                    375              13
     Intuit*                                                575              26
     Microsoft                                            8,050             222
     NetIQ*                                               1,300              14
     Oracle*                                              5,815              66
     Packeteer*                                           1,050              11
     Progress Software*                                     600              12
     Take-Two Interactive Software*                         325              11
     ---------------------------------------------------------------------------

     TOTAL SOFTWARE PUBLISHERS                                              482
     ===========================================================================

     TELECOMMUNICATIONS [2.2%]
     Adtran                                                 375               8
     J2 Global Communications*                              450              14
     Novatel Wireless*                                      550              13
     Tekelec*                                               750              13
     ---------------------------------------------------------------------------

     TOTAL TELECOMMUNICATIONS                                                48
     ===========================================================================

         TOTAL COMMON STOCK
           (Cost $2,373)                                                  2,164
         =======================================================================

CASH EQUIVALENTS [2.5%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                                              49,774              50
     SEI Daily Income Trust,
       Prime Obligation Fund, Cl A                        5,222               5
     ---------------------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $55)                                                        55
       =========================================================================

         TOTAL INVESTMENTS [100.1%]
           (Cost $2,428)                                                  2,219
       =========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 25

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [-0.1%]
     Investment Advisory Fees Payable                                   $    (2)
     Shareholder Servicing & Distribution
       Fees Payable                                                          (1)
     ---------------------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES                                        (3)
         =======================================================================

     NET ASSETS [100.0%]                                                $ 2,216
     ===========================================================================

NET ASSETS:
     Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                               $ 4,073
     Accumulated net realized loss
         on investments                                                  (1,648)
     Net unrealized depreciation
         on investments                                                    (209)
     ---------------------------------------------------------------------------

     NET ASSETS [100.0%]                                                $ 2,216
     ===========================================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Institutional Class
       ($976,372 / 282,401 shares)                                      $  3.46
     ===========================================================================

     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,240,036 / 362,723 shares)                                    $  3.42
     ===========================================================================

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 26

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CORPORATE BOND FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

    35.1%  Financials
    27.0%  Industrial
     8.7%  Banking
     7.6%  Asset-Backed
     6.6%  Telephone
     3.9%  Utilities
     3.9%  Mortgage Related
     3.0%  U.S. Treasury Obligations
     2.5%  Short-Term Investment
     1.0%  Government Bond
     0.7%  Transportation

* Percentages based on total investments.

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [81.9%]
     AIR TRANSPORTATION [0.7%]
     Federal Express, Ser A2
       7.890%, 09/23/08                                  $  310        $    337
     ===========================================================================

     AUTOMOTIVE [2.9%]
     DaimlerChrysler N.A. Holdings
       4.750%, 01/15/08                                     435             448
     Ford Motor Credit
       7.250%, 10/25/11                                     400             433
     General Motors Acceptance
       7.750%, 01/19/10                                     500             549
     ---------------------------------------------------------------------------

     TOTAL AUTOMOTIVE                                                     1,430
     ===========================================================================

     BANKS [8.6%]
     Bank of America
       7.500%, 09/15/06                                     500             541
       7.125%, 09/15/06                                     500             539
     Bankers Trust
       7.250%, 10/15/11                                     500             577
     Deutsche Bank
       7.500%, 04/25/09                                     500             574
     Fleet National Bank
       8.625%, 02/15/05                                     100             103
     US Bancorp
       6.875%, 09/15/07                                     350             384
     Wachovia
       7.125%, 10/15/06                                     100             108
       6.875%, 09/15/05                                     500             519
     Washington Mutual
       4.625%, 04/01/14                                     460             440
     Wells Fargo
       7.250%, 08/24/05                                     250             260
     Wells Fargo, Ser F, MTN
       6.500%, 06/01/05                                     125             129
     ---------------------------------------------------------------------------

     TOTAL BANKS                                                          4,174
     ===========================================================================

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
     BEAUTY PRODUCTS [1.9%]
     Avon Products
       7.150%, 11/15/09                                  $  800          $  918
     ===========================================================================

     BROADCASTING, NEWSPAPERS &
     ADVERTISING [0.9%]
     Clear Channel Communications
       4.900%, 05/15/15                                     450             424
     ===========================================================================

     CABLE/MEDIA [6.1%]
     AOL Time Warner
       6.750%, 04/15/11                                     395             438
     Comcast Cable Communications
       Holdings
       8.375%, 03/15/13                                     400             484
     News America Holdings
       9.250%, 02/01/13                                     450             578
     Viacom
       7.750%, 06/01/05                                   1,000           1,036
     Walt Disney
       5.500%, 12/29/06                                     410             429
     ---------------------------------------------------------------------------

     TOTAL CABLE/MEDIA                                                    2,965
     ===========================================================================

     CHEMICALS [0.5%]
     Praxair
       6.625%, 10/15/07                                     200             219
     ===========================================================================

     COMPUTER SYSTEM DESIGN &
     SERVICES [1.9%]
     IBM
       4.375%, 06/01/09                                     900             919
     ===========================================================================

     ELECTRICAL PRODUCTS [0.2%]
     Emerson Electric
       6.300%, 11/01/05                                     100             104
     ===========================================================================

     ELECTRICAL SERVICES [3.9%]
     American Electric Power
       5.250%, 06/01/15                                     435             437
     Iowa Electric Light & Power
       6.000%, 10/01/08                                     200             215
     Wisconsin Power & Light, Ser Y
       7.600%, 07/01/05                                     100             103
     WPS Resources
       7.000%, 11/01/09                                   1,000           1,134
     ---------------------------------------------------------------------------

     TOTAL ELECTRICAL SERVICES                                            1,889
     ===========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 27

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

     FINANCIAL SERVICES [9.7%]
     Countrywide Home Loans
       5.625%, 07/15/09                                  $  155        $    165
       2.875%, 02/15/07                                     900             890
     Countrywide Home Loans,
       Ser L, MTN
       4.000%, 03/22/11                                     875             850
     General Electric Capital,
       Ser A, MTN
       6.875%, 11/15/10                                     250             284
     Heller Financial
       6.375%, 03/15/06                                   1,000           1,050
     International Lease Finance
       5.750%, 02/15/07                                   1,000           1,059
     MBNA
       4.625%, 09/15/08                                     410             419
     ---------------------------------------------------------------------------

     TOTAL FINANCIAL SERVICES                                             4,717
     ===========================================================================

     FOOD & BEVERAGE [2.9%]
     General Mills
       2.625%, 10/24/06                                     410             404
     PepsiCo
       3.200%, 05/15/07                                   1,000           1,004
     ---------------------------------------------------------------------------

     TOTAL FOOD & BEVERAGE                                                1,408
     ===========================================================================

     FOREIGN GOVERNMENTS [0.9%]
     United Mexican States
       5.875%, 01/15/14                                     450             457
     ===========================================================================

     INSURANCE [7.1%]
     AFLAC
       6.500%, 04/15/09                                   1,000           1,101
     Allstate
       7.200%, 12/01/09                                   1,015           1,166
     AXA Financial
       7.750%, 08/01/10                                   1,000           1,173
     ---------------------------------------------------------------------------

     TOTAL INSURANCE                                                      3,440
     ===========================================================================

     INVESTMENT BANKER/BROKER DEALER [10.6%]
     Goldman Sachs Group
       5.150%, 01/15/14                                   1,000           1,006
     Jefferies Group
       5.500%, 03/15/16                                     665             664
     JPMorgan Chase
       7.125%, 06/15/09                                     675             761
     Legg Mason
       6.500%, 02/15/06                                     950             993

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
     Lehman Brothers Holdings
       8.250%, 06/15/07                                 $ 1,100         $ 1,240
     Merrill Lynch
       4.000%, 11/15/07                                     500             508
     ---------------------------------------------------------------------------

     TOTAL INVESTMENT BANKER/BROKER DEALER                                5,172
     ===========================================================================

     MACHINERY [2.0%]
     Caterpillar Finance
       9.000%, 04/15/06                                     620             677
     Caterpillar Finance, Ser F, MTN
       4.690%, 04/25/05                                     310             314
     ---------------------------------------------------------------------------

     TOTAL MACHINERY                                                        991
     ===========================================================================

     PETROLEUM & FUEL PRODUCTS [4.4%]
     ChevronTexaco
       8.625%, 06/30/10                                     200             246
     ConocoPhillips
       6.375%, 03/30/09                                     305             338
     Duke Capital
       5.500%, 03/01/14                                     625             634
     Union Oil of California,
       Ser C, MTN
       7.900%, 04/18/08                                     800             898
     ---------------------------------------------------------------------------

     TOTAL PETROLEUM & FUEL PRODUCTS                                      2,116
     ===========================================================================

     REAL ESTATE INVESTMENT TRUST [4.5%]
     Equity Residential Properties
       7.250%, 06/15/05                                   1,000           1,031
     Kimco Realty, MTN
       6.960%, 07/16/07                                   1,000           1,101
     Kimco Realty, Ser B, MTN
       7.860%, 11/01/07                                      67              76
     ---------------------------------------------------------------------------

     TOTAL REAL ESTATE INVESTMENT TRUST                                   2,208
     ===========================================================================

     RETAIL [4.8%]
     Kohl's
       6.300%, 03/01/11                                   1,000           1,104
     Kroger
       5.500%, 02/01/13                                     450             466
     McDonald's, Ser E, MTN
       4.240%, 12/13/06                                     750             759
     ---------------------------------------------------------------------------

     TOTAL RETAIL                                                         2,329
     ===========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 28

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      TELEPHONES & TELECOMMUNICATIONS [6.5%]
      AT&T Wireless Services
        8.125%, 05/01/12                            $      400        $     483
      Deutsche Telekom International
        Finance
        5.250%, 07/22/13                                   435              445
      GTE Florida, Ser D
        6.250%, 11/15/05                                   200              208
      New York Telephone
        6.500%, 03/01/05                                    50               51
      Pacific Bell
        6.250%, 03/01/05                                   200              203
      Southwestern Bell
        6.625%, 07/15/07                                   750              812
      Sprint Capital
        8.375%, 03/15/12                                   350              424
      Verizon Communications
        6.360%, 04/15/06                                   500              525
      --------------------------------------------------------------------------

      TOTAL TELEPHONES & TELECOMMUNICATIONS                               3,151
      ==========================================================================

      WASTE DISPOSAL [0.9%]
      Waste Management
        6.875%, 05/15/09                                   375              419
      ==========================================================================

           TOTAL CORPORATE BONDS
             (Cost $38,659)                                              39,787
           =====================================================================

ASSET-BACKED SECURITIES [7.5%]
      Capital Auto Receivables Asset Trust,
        Ser 2003-2, Cl A4A
        1.960%, 01/15/09                                   975              954
      Capital Auto Receivables Asset Trust,
        Ser 2004-1, Cl A4
        2.640%, 11/17/08                                   750              740
      Countrywide Asset-Backed
        Certificates, Ser 2004-10,
        Cl 2AV2 (A)
        2.190%, 05/25/30                                 1,050            1,050
      Countrywide Asset-Backed
        Certificates, Ser 2004-BC3,
        Cl 2A (A)
        2.220%, 08/25/34                                   924              925
      --------------------------------------------------------------------------

           TOTAL ASSET-BACKED SECURITIES
             (Cost $3,699)                                                3,669
           =====================================================================

DESCRIPTION                              FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

MORTGAGE RELATED [3.8%]
      Residential Asset Mortgage
        Products, Ser 2003-RS5, Cl AI4
        3.700%, 09/25/31                               $   770          $   775
      Residential Asset Mortgage
        Products, Ser 2003-RS6, Cl AI3
        3.080%, 12/25/28                                 1,025            1,019
      Washington Mutual,
        Ser 2003-AR10, Cl A3A
        3.530%, 10/25/33                                    55               55
      --------------------------------------------------------------------------

           TOTAL MORTGAGE RELATED
             (Cost $1,840)                                                1,849
           =====================================================================

U.S.  TREASURY OBLIGATIONS [3.0%]
      U.S. Treasury Notes
        4.250%, 11/15/13                                   445              451
        4.250%, 08/15/14                                 1,000            1,010
      --------------------------------------------------------------------------

           TOTAL U.S. TREASURY OBLIGATIONS
             (Cost $1,471)                                                1,461
           =====================================================================

CASH EQUIVALENT [2.5%]
      Fidelity Institutional Domestic
        Money Market Portfolio,
        Cl I                                         1,217,611            1,218
      --------------------------------------------------------------------------

           TOTAL CASH EQUIVALENT
             (Cost $1,218)                                                1,218
           =====================================================================

           TOTAL INVESTMENTS [98.7%]
             (Cost $46,887)                                              47,984
           =====================================================================

OTHER ASSETS AND LIABILITIES [1.3%]
      Investment Advisory Fees Payable                                      (16)
      Shareholder Servicing & Distribution
         Fees Payable                                                       (10)
      Administration Fees Payable                                            (3)
      Other Assets and Liabilities, Net                                     647
      --------------------------------------------------------------------------

           OTHER ASSETS AND LIABILITIES                                     618
           =====================================================================

      NET ASSETS [100.0%]                                             $  48,602
      ==========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 29

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:
      Paid-in-Capital (unlimited authorization --
           $0.01 par value)                                           $  47,203
      Accumulated net realized gain
           on investments                                                   302
      Net unrealized appreciation
           on investments                                                 1,097
      --------------------------------------------------------------------------

      NET ASSETS [100.0%]                                             $  48,602
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Institutional Class
        ($47,080,266 / 4,439,810 shares)                              $   10.60
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class A
        ($1,521,454 / 143,396 shares)                                 $   10.61
      ==========================================================================

(A) -- FLOATING RATE SECURITY - THE RATE REPORTED IS THE RATE IN EFFECT AT SEPTEMBER 30, 2004.
CL -- CLASS
MTN -- MEDIUM TERM NOTE
SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 30

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

64.1% U.S. Government Agency Obligations
21.0% U.S. Government Mortgage-Backed Obligations
13.6% U.S. Treasury Obligations
1.3% Short-Term Investments

* Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [63.4%]
      FFCB
        5.120%, 04/26/05                            $      400        $     407
      FHLB
        7.250%, 05/13/05                                 1,400            1,444
        6.500%, 11/15/05                                   100              104
        4.875%, 08/15/05                                   500              511
        2.250%, 12/15/05                                 3,950            3,940
        2.000%, 12/02/05                                 1,000              995
      FHLMC
        6.990%, 07/26/06                                   150              161
        5.250%, 01/15/06                                   425              440
        4.250%, 06/15/05                                 1,550            1,572
        4.250%, 05/04/09                                 1,500            1,507
      FNMA
        6.000%, 12/15/05                                    91               95
        4.000%, 12/15/08                                 2,000            2,000
        2.500%, 06/28/06 (A)                               350              349
      --------------------------------------------------------------------------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $13,506)                                              13,525
           =====================================================================

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [20.7%]
      FHLMC, Ser 2480, Cl PD
        6.000%, 11/15/31                                 1,497            1,542
      FHLMC, Ser 2544, Cl PG
        4.500%, 08/15/16                                    24               24
      FHLMC, Ser 2670, Cl QP
        4.000%, 02/15/27                                 1,000              986
      FHLMC, Ser 2698, Cl BE
        4.500%, 11/15/32                                 1,237            1,227
      FNMA, Ser 1993-225, Cl UB
        6.500%, 12/25/23                                    40               42
      FNMA, Ser 2003-134, Cl ME
        4.500%, 06/25/33                                   203              203
      FNMA, Ser 2003-34, Cl GJ
        4.000%, 02/25/33                                   406              401
      --------------------------------------------------------------------------

           TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
             OBLIGATIONS
             (Cost $4,421)                                                4,425
           =====================================================================

U.S. TREASURY OBLIGATIONS [13.5%]
      U.S. Treasury Notes
        5.750%, 11/15/05                                   560              582
        4.250%, 11/15/13                                 1,500            1,519

DESCRIPTION                            FACE AMOUNT (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------

      U.S. Treasury Inflation Index Notes
        3.875%, 01/15/09                                 $ 681          $   767
      --------------------------------------------------------------------------

           TOTAL U.S. TREASURY OBLIGATIONS
             (Cost $2,829)                                                2,868
           =====================================================================

CASH EQUIVALENT [1.3%]
      Fidelity Institutional Domestic
        Money Market Portfolio,
        Cl I                                           284,182              284
      --------------------------------------------------------------------------

           TOTAL CASH EQUIVALENT
             (Cost $284)                                                    284
           =====================================================================

           TOTAL INVESTMENTS [98.9%]
             (Cost $21,040)                                              21,102
           =====================================================================

OTHER ASSETS AND LIABILITIES [1.1%]
      Investment Advisory Fees Payable                                       (6)
      Shareholder Servicing & Distribution
         Fees Payable                                                        (4)
      Administration Fees Payable                                            (1)
      Other Assets and Liabilities, Net                                     246
      --------------------------------------------------------------------------

           OTHER ASSETS AND LIABILITIES                                     235
           =====================================================================

      NET ASSETS [100.0%]                                             $  21,337
      ==========================================================================

NET ASSETS:
      Paid-in-Capital (unlimited authorization --
           $0.01 par value)                                           $  21,155
      Accumulated net realized gain
           on investments                                                   120
      Net unrealized appreciation
           on investments                                                    62
      --------------------------------------------------------------------------

      NET ASSETS [100.0%]                                             $  21,337
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Institutional Class
        ($20,900,611 / 1,968,574 shares)                              $   10.62
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class A
        ($436,322 / 40,997 shares)                                    $   10.64
      ==========================================================================

(A) -- FLOATING RATE SECURITY - THE RATE REPORTED IS THE EFFECTIVE RATE AT SEPTEMBER 30, 2004.
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 31

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

14.9% General Revenue
14.6% Power
10.3% Development
10.2% Water
9.1% Higher Education
8.3% General Obligation
8.1% School District
6.9% Utilities
6.4% Facilities
4.2% Transportation
3.9% Education
2.3% Short-Term Investments
0.8% Medical

* Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS [98.6%]
      ALABAMA [1.4%]
      Jefferson County, Sewer Authority,
        Ser B-8, RB, FSA
        5.250%, 02/01/14                            $      250        $     276
      ==========================================================================

      CALIFORNIA [81.6%]
      Anaheim, Public Finance Authority,
        Convention Center Project,
        Ser A, RB, AMBAC
        5.500%, 08/01/12                                   150              172
      Anaheim, Public Finance Authority,
        Electric System Distribution
        Facilities, RB, AMBAC
        Mandatory Put 10/01/05 @ 100
        4.625%, 10/01/27                                   230              236
      Berkeley, Ser C, GO, MBIA
        Callable 09/01/05 @ 102
        5.000%, 09/01/10                                    95              100
      Beverly Hills, Unified School
        District Authority, Ser B, GO
        Callable 06/01/08 @ 101
        4.700%, 06/01/13                                    50               53
      California State, Coast Community
        College District, Election 2002
        Project, Ser A, RB, MBIA
        Callable 08/01/13 @ 100
        5.000%, 08/01/16                                   250              273
      California State, Department of
        Water Reserves Center, Water
        Systems Project, RB, ETM
        6.000%, 12/01/09                                   100              116
      California State, Department of
        Water Resource & Power,
        Ser B-2, RB (B) (C)
        1.800%, 05/01/22                                   400              400

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      California State, Department of
        Water Resource Center,
        Ser A, RB, MBIA
        5.000%, 05/01/07                            $      200         $    215
      California State, Department of
        Water Resource Center, Water
        Systems Project, Ser T, RB
        Callable 12/01/08 @ 101
        5.125%, 12/01/12                                   200              220
      California State, Economic
        Recovery Authority, Ser B, GO
        3.500%, 07/01/23                                   600              623
      California State, Educational
        Facilities Authority, Pooled
        College & University Projects,
        Ser A, RB
        4.300%, 04/01/09                                   100              105
      California State, Educational
        Facilities Authority, University
        of San Francisco, RB, MBIA
        6.000%, 10/01/08                                   300              342
      California State, GO
        5.750%, 10/01/08                                   100              112
        4.750%, 06/01/07                                   100              106
      California State, GO
        Pre-Refunded @ 101 (A)
        5.750%, 03/01/05                                   100              103
      California State, Health Facilities
        Finance Authority, Presbyterian
        Hospital, RB, MBIA
        5.500%, 05/01/07                                   150              163
      California State, Imperial Irrigation
        District, Electric System Project,
        COP, FSA
        5.250%, 11/01/17                                   345              381
      California State, Imperial Irrigation
        District, Public Electric
        Project, RB
        4.250%, 11/01/06                                   250              262
      California State, Infrastructure &
        Economic Development, Clean
        Water Fund, RB
        5.000%, 10/01/07                                   260              282
      California State, Public Works
        Board Lease, California State
        University, Ser C, RB
        5.000%, 10/01/07                                   100              107
      California State, Public Works
        Board Lease, Franchise Tax
        Board Project, Ser A, RB
        4.500%, 09/01/08                                   150              159

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 32

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      California State, Public Works
        Board Lease, Trustees California
        State University, Ser A, RB
        Callable 10/01/08 @ 101
        5.250%, 10/01/11                            $      100        $     109
      California State, Public Works
        Board, Department of
        Corrections, RB
        5.250%, 01/01/13                                   150              167
      California State, State Center
        Community College, Election
        2002 Project, Ser A, GO, MBIA
        Callable  08/01/14 @ 100
        5.250%, 08/01/20                                   205              226
      California State, University of
        California, Limited Project,
        Ser A, RB, MBIA
        5.000%, 05/15/14                                   250              276
      California State, University of
        California, Ser K, RB, MBIA
        Callable  09/01/08 @ 101
        5.000%, 09/01/17                                   150              161
      Coachella Valley, Water District
        Authority, Flood Control
        Project, COP, AMBAC
        Callable 10/01/07 @ 102
        5.000%, 10/01/11                                   250              272
      Culver City, Redevelopment
        Finance Authority, TA, AMBAC
        5.500%, 11/01/14                                    75               86
      El Dorado County, Public
        Financing Authority, RB, FGIC
        5.100%, 02/15/06                                   100              104
      Emeryville, Public Funding
        Authority, Emeryville
        Redevelopment Project,
        Ser A, RB, AMBAC
        5.000%, 09/01/13                                   225              251
      Evergreen School District,
        Ser C, GO, FGIC
        Callable 09/01/08 @ 101
        5.250%, 09/01/13                                   200              220
      Hemet, Unified School District,
        Nutrition Center
        Project, COP, FSA
        Callable 04/01/07 @ 102
        5.750%, 04/01/17                                   250              274
      Irvine Ranch, Water District, GO
        (B) (C)
        1.730%, 01/01/21                                   200              200

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      Irvine, Improvement Board Act 1915,
        Limited Obligation Assessment
        District #93-14, SPA (B) (C)
        1.730%, 09/02/25                            $      600         $    600
      Kings River, Conservation District,
        Ser F, RB
        4.400%, 01/01/09                                   100              107
      Los Angeles County, Public Works
        Finance Authority, Ser B, RB,
        MBIA
        Callable 09/01/06 @ 102
        5.250%, 09/01/14                                   200              216
      Los Angeles County, Sanitation
        Districts Authority, Capital
        Project, Ser A, RB, FSA
        Callable 10/01/13 @ 100
        5.000%, 10/01/18                                   300              324
      Los Angeles, Community
        Redevelopment Agency, Bunker
        Hill Project, Ser A, RB, FSA
        Callable 12/01/14 @ 100
        5.250%, 12/01/16                                   195              218
      Los Angeles, Harbor Development
        Project, Ser C, RB
        Callable 11/01/06 @ 101
        5.125%, 11/01/11                                   180              193
      Los Angeles, Sanitation Equipment
        Authority, Ser A, RB, MBIA
        4.000%, 02/01/07                                   100              105
      Los Angeles, Ser A, GO
        5.000%, 04/01/10                                   200              221
      Los Angeles, Ser A, GO, MBIA
        3.000%, 09/01/05                                   250              253
      M-S-R Public Power,
        Ser G, RB, MBIA
        Callable 07/01/07 @ 101
        5.250%, 07/01/11                                   100              108
      Modesto, Irrigation District
        Financing Authority, Domestic
        Water Project, Ser D, RB, AMBAC
        Callable 09/01/08 @ 101
        5.000%, 09/01/12                                   100              110
      Oakland, Redevelopment Agency,
        Central District Redevelopment,
        TA, AMBAC
        6.000%, 02/01/07                                   300              328
      Oakland, State Building Authority,
        Elihu M Harris Project,
        Ser A, RB, AMBAC
        Callable 04/01/08 @ 101
        5.500%, 04/01/14                                   100              111

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 33

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      Oceanside, Unified School District
        Authority, Election of 2000
        Project, Ser B, GO, MBIA
        6.000%, 08/01/07                            $      300        $     333
      Orange County, Recovery
        Certificate Authority,
        Ser A, COP, MBIA
        6.000%, 07/01/06                                   250              268
      Pasadena, Electric Improvements
        Authority, RB, FSA
        4.500%, 06/01/07                                   160              170
      Pinole, Redevelopment Agency
        Project, TA, FSA
        Callable 08/01/09 @ 101
        5.250%, 08/01/14                                   100              111
      Poway, Redevelopment Agency
        Project, TA, AMBAC
        Callable 12/15/11 @ 101
        5.500%, 12/15/14                                   150              171
      Redondo Beach, Public Financing
        Authority, Waste Water System
        Funding Project, Ser A, RB, MBIA
        Callable 05/14/14 @ 100
        4.750%, 05/01/18                                   235              249
      Riverside, Electric Authority, RB,
        FSA
        Callable 10/01/11 @ 101
        5.000%, 10/01/12                                   250              278
      Riverside, Water Authority, RB
        Callable 10/01/08 @ 101
        5.375%, 10/01/12                                   100              111
      Sacramento County, Sanitation
        District Funding Authority, RB,
        ETM
        Callable 12/01/05 @ 100
        5.000%, 12/01/07                                   100              106
      Sacramento, City Financing
        Authority, RB
        5.000%, 07/01/10                                   100              109
      Sacramento, City Unified School
        District, Ser A, GO, FSA
        4.250%, 07/01/09                                    75               80
      Saddleback, Community College
        District, 1996 Capital Improvement
        Financing Project, COP, MBIA
        Callable 06/01/06 @ 102
        5.500%, 06/01/15                                   500              537
      San Diego County, North County
        Regional Center for Expansion,
        COP, AMBAC
        Callable 11/15/06 @ 102
        5.250%, 11/15/14                                   100              108

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      San Francisco (City & County),
        Building Authority, Department
        of General Services & Leasing,
        Ser A, RB
        5.000%, 10/01/13                            $      400         $    439
      San Francisco (City & County),
        Public Utility Authority,
        Ser A, RB, MBIA
        Callable 11/01/06 @ 101.5
        5.000%, 11/01/17                                   375              398
      San Jose, Redevelopment Authority,
        Merged Area Redevelopment
        Project, TA, MBIA
        6.000%, 08/01/07                                   250              277
      San Juan, Unified School
        District, COP, MBIA
        Callable 06/01/07 @ 102
        5.000%, 06/01/08                                   250              272
      San Mateo County, Transit District
        Authority, Ser A, RB, MBIA
        Callable 06/01/08 @ 101
        5.000%, 06/01/14                                   400              437
      Sanger, Public Financing Authority,
        Utilities Systems Financing Project,
        Ser A, RB, AMBAC
        Pre-Refunded  @ 102 (A)
        5.700%, 01/01/06                                   325              348
      Santa Monica, Public Safety
        Facilities Project, RB
        Callable 07/01/09 @ 101
        5.250%, 07/01/14                                   100              111
      South Gate, Public Financing
        Authority, South Gate
        Redevelopment Project,
        TA, AMBAC
        Callable 09/01/13 @ 100
        5.250%, 09/01/18                                   430              473
      Southern California, Metropolitan
        Water District Authority,
        Ser B-3, RB (C)
        1.730%, 07/01/35                                   100              100
      Southern California, Public Power
        Authority, Southern Transmission
        Project, Sub-Ser A, RB, FSA
        Callable 07/01/12 @ 100
        5.250%, 07/01/16                                   200              223
      Sweetwater, Water Authority, RB,
        AMBAC
        5.250%, 04/01/10                                   500              559
      Vallejo City, University School
        District, Election 1997 Project,
        GO, FGIC, ETM
        7.500%, 08/01/10                                   275              343

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 34

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      Wiseburn, School District,
        Ser A, GO, FGIC
        4.200%, 08/01/07                            $      125        $     133
      --------------------------------------------------------------------------

      TOTAL CALIFORNIA                                                   16,514
      ==========================================================================

      COLORADO [1.1%]
      Fremont Custer & El Paso Counties,
        School District No. 02, GO,
        FSA
        Callable 12/01/13 @ 100
        5.250%, 12/01/18                                   200              221
      ==========================================================================

      FLORIDA [1.2%]
      Miami-Dade County, School
        Board, COP, FGIC
        Callable 10/01/14 @ 100
        5.250%, 10/01/18                                   215              238
      ==========================================================================

      GEORGIA [1.1%]
      Georgia State, Metropolitan Atlanta
        Rapid Transportation Authority,
        Second Indenture Project,
        Ser A, RB, MBIA
        6.250%, 07/01/07                                   200              222
      ==========================================================================

      MICHIGAN [1.3%]
      Michigan State, Building Authority,
        Facilities Project, Ser II, RB
        Pre-Refunded @ 101 (A)
        5.000%, 10/15/07                                   250              273
      ==========================================================================

      NEW YORK [2.1%]
      New York City, Transitional Finance
        Authority, Future Tax Secured
        Project, Ser B, RB, MBIA
        Callable 05/15/08 @ 101
        4.600%, 11/15/12                                   400              420
      ==========================================================================

      TEXAS [1.6%]
      Harris County, Flood Control
        District, Ser A, GO
        5.000%, 10/01/06                                   300              318
      ==========================================================================

      NEVADA [1.0%]
      Clark County, Ser B, GO
        Callable 12/01/10 @ 101
        6.000%, 12/01/12                                   175              204
      ==========================================================================

DESCRIPTION                            FACE AMOUNT (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------

      WASHINGTON [2.1%]
      King County, School District
        No. 414, GO, MBIA
        Callable 12/01/12 @ 100
        5.750%, 12/01/14                                 $ 225            $ 261
      Klickitat County, Public Utility
        District No. 001, Ser B, RB
        Callable 12/01/11 @ 100
        5.250%, 12/01/14                                   150              167
      --------------------------------------------------------------------------

      TOTAL WASHINGTON                                                      428
      ==========================================================================

      PUERTO RICO [4.1%]
      Puerto Rico, Electric Power
        Authority, Power Project,
        Ser CC, RB, MBIA
        Callable 07/01/07 @ 101.5
        5.250%, 07/01/09                                   100              109
      Puerto Rico, Electric Power
        Authority, Power Project,
        Ser DD, RB, FSA, ETM
        5.000%, 07/01/05                                   200              205
      Puerto Rico, Electric Power
        Authority, Power Project,
        Ser X, RB
        Pre-Refunded @ 102 (A)
        6.000%, 07/01/05                                   350              369
      Puerto Rico, Municipal Finance
        Agency, Ser A, RB, FSA
        Callable 07/01/07 @ 101.5
        5.250%, 07/01/10                                   130              142
      --------------------------------------------------------------------------

      TOTAL PUERTO RICO                                                     825
      ==========================================================================

           TOTAL MUNICIPAL BONDS
             (Cost $19,593)                                              19,939
           =====================================================================

CASH EQUIVALENT [2.3%]
      SEI Tax Exempt Trust, California
        Tax Exempt Fund, Cl A                          475,265              475
      --------------------------------------------------------------------------

           TOTAL CASH EQUIVALENT
             (Cost $475)                                                    475
           =====================================================================

           TOTAL INVESTMENTS [100.9%]
             (Cost $20,068)                                              20,414
           =====================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 35

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [-0.9%]
      Investment Advisory Fees Payable                                $      (3)
      Shareholder Servicing & Distribution
         Fees Payable                                                        (5)
      Administration Fees Payable                                            (1)
      Other Assets and Liabilities, Net                                    (177)
      --------------------------------------------------------------------------

           OTHER ASSETS AND LIABILITIES                                    (186)
           =====================================================================

      NET ASSETS [100.0%]                                             $  20,228
      ==========================================================================

NET ASSETS:
      Paid-in-Capital (unlimited authorization --
           $0.01 par value)                                           $  19,848
      Accumulated net realized gain
           on investments                                                    34
      Net unrealized appreciation
           on investments                                                   346
      --------------------------------------------------------------------------

      NET ASSETS [100.0%]                                             $  20,228
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Institutional Class
        ($17,788,741 / 1,708,607 shares)                              $   10.41
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class A
        ($2,438,963 / 233,639 shares)                                 $   10.44
      ==========================================================================

(A)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) FLOATING RATE SECURITY -- THE REPORTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2004.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
CL -- CLASS
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
SPA -- SPECIAL ASSESSMENT
TA -- TAX ALLOCATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 36

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

77.5% Industrial
5.7% Financial
5.6% Telephone
5.4% Utilities
2.7% Gas Transmission
1.7% Short-Term Investment
1.2% Transportation
0.2% Common Stock

* Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [97.1%]
      AEROSPACE & DEFENSE [0.9%]
      DRS Technologies
        6.875%, 11/01/13                            $      100        $     104
      Esterline Technologies
        7.750%, 06/15/13                                   100              107
      Sequa, Ser B
        8.875%, 04/01/08                                   150              163
      --------------------------------------------------------------------------

      TOTAL AEROSPACE & DEFENSE                                             374
      ==========================================================================

      AIRLINES [0.3%]
      American Airlines, Ser 2001-2
        7.800%, 04/01/08                                   150              125
      ==========================================================================

      APPAREL/TEXTILES [1.0%]
      Invista (A)
        9.250%, 05/01/12                                   100              107
      Levi Strauss
        11.625%, 01/15/08                                  100              103
        7.000%, 11/01/06                                   100              100
      Warnaco
        8.875%, 06/15/13                                   100              111
      --------------------------------------------------------------------------

      TOTAL APPAREL/TEXTILES                                                421
      ==========================================================================

      AUTO RENT & LEASE [0.7%]
      Nationsrent
        9.500%, 10/15/10                                   100              108
      Rent-way
        11.875%, 06/15/10                                  100              109
      United Rentals
        7.750%, 11/15/13                                   100               94
      --------------------------------------------------------------------------

      TOTAL AUTO RENT & LEASE                                               311
      ==========================================================================

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      AUTOPARTS [2.7%]
      Collins & Aikman Products
        12.875%, 08/15/12 (A)                            $ 200            $ 184
        10.750%, 12/31/11                                  250              250
      Dura Operating, Ser B
        9.000%, 05/01/09                                   150              133
      Group 1 Automotive (A)
        8.250%, 08/15/13                                   100              106
      Metaldyne (A)
        10.000%, 11/01/13                                  100               93
      Stanadyne (A)
        10.000%, 08/15/14                                  100              104
      Tenneco Automotive, Ser B
        10.250%, 07/15/13                                  150              171
      TRW Automotive
        11.000%, 02/15/13                                   98              117
      --------------------------------------------------------------------------

      TOTAL AUTOPARTS                                                     1,158
      ==========================================================================

      BROADCASTING, NEWSPAPERS & ADVERTISING [7.9%]
      Adelphia Communications, Ser B (C)
        10.500%, 07/15/04                                  100               92
      Advanstar Communications
        10.750%, 08/15/10                                  100              111
      CCO Holdings
        8.750%, 11/15/13                                   250              245
      CSC Holdings
        7.625%, 07/15/18                                   100              102
      Cablevision Systems (A)
        8.000%, 04/15/12                                   200              209
      Century Communications, Ser B (C)
        11.170%, 01/15/08                                  100               62
      Charter Communications Holdings
        10.000%, 05/15/11                                  100               77
        8.625%, 04/01/09                                   100               78
      Coleman Cable (A)
        9.875%, 10/01/12                                   100              102
      Echostar DBS (A)
        6.625%, 10/01/14                                   100               99
      Entravision Communications
        8.125%, 03/15/09                                   100              106
      Fisher Communication (A)
        8.625%, 09/15/14                                   150              156
      Frontier Vision Holdings (C)
        11.875%, 09/15/07                                  100              125
      General Cable (A)
        9.500%, 11/15/10                                   100              111
      Gray Television
        9.250%, 12/15/11                                   100              112
      Insight Communications (B)
        10.051%, 02/15/11                                  200              187

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 37

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      Interep National Radio Sales, Ser B
        10.000%, 07/01/08                           $      100        $      78
      Kabel Deutschland (A)
        10.625%, 07/01/14                                  200              218
      Mediacom Capital
        7.875%, 02/15/11                                   400              382
      Nexstar Finance Holdings (B)
        11.269%, 04/01/13                                  200              153
      Olympus Communications, Ser B (C)
        10.625%, 11/15/06                                  100              126
      Panamsat (A)
        9.000%, 08/15/14                                   150              156
      Paxson Communications (B)
        9.679%, 01/15/09                                   100               86
      Salem Communication Holdings,
        Ser B
        9.000%, 07/01/11                                    65               71
      Telenet Group Holding (B)
        11.500%, 06/15/14                                  150              110
      Videotron Ltee
        6.875%, 01/15/14                                   100              103
      --------------------------------------------------------------------------

      TOTAL BROADCASTING, NEWSPAPERS
        & ADVERTISING                                                     3,457
      ==========================================================================

      BUILDING & CONSTRUCTION [3.9%]
      Ainsworth Lumber
        7.250%, 10/01/12 (A)                               100              101
        6.750%, 03/15/14                                   100               96
      Beazer Homes USA
        8.375%, 04/15/12                                   100              110
      Brand Services
        12.000%, 10/15/12                                  150              170
      Dayton Superior
        13.000%, 06/15/09                                  100               98
      International Utility Structures (C)
        10.750%, 02/01/08                                  100               21
      North American Energy Partners (A)
        8.750%, 12/01/11                                   150              146
      Ply Gem Industries (A)
        9.000%, 02/15/12                                   200              199
      Riverside Forest Product
        7.875%, 03/01/14                                   100              106
      THL Buildco (A)
        8.500%, 09/01/14                                   200              210
      Tech Olympic USA
        7.500%, 03/15/11                                   200              204
      Texas Industries
        10.250%, 06/15/11                                  100              115

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      William Lyon Homes
        10.750%, 04/01/13                           $      100         $    116
      --------------------------------------------------------------------------

      TOTAL BUILDING & CONSTRUCTION                                       1,692
      ==========================================================================

      BUSINESS SERVICES [0.6%]
      Corrections
        7.500%, 05/01/11                                   100              105
      Geo Group
        8.250%, 07/15/13                                   150              155
      --------------------------------------------------------------------------

      TOTAL BUSINESS SERVICES                                               260
      ==========================================================================

      CHEMICALS [4.6%]
      Acetex
        10.875%, 08/01/09                                  150              165
      Crompton (A)
        9.875%, 08/01/12                                   100              105
      Equistar Chemicals
        10.625%, 05/01/11                                  150              171
      FMC
        10.250%, 11/01/09                                  100              117
      Huntsman ICI Chemicals
        10.125%, 07/01/09                                  100              105
      IMC Global
        10.875%, 08/01/13                                  100              126
      IMC Global, Ser B
        11.250%, 06/01/11                                  100              118
      Innophos (A)
        8.875%, 08/15/14                                   100              106
      Lyondell Chemical
        11.125%, 07/15/12                                  100              116
        10.500%, 06/01/13                                  100              115
      NALCO
        7.750%, 11/15/11                                   100              106
      PolyOne
        10.625%, 05/15/10                                  100              110
      Rhodia
        10.250%, 06/01/10                                  100              104
      Rockwood Specialties Group
        10.625%, 05/15/11                                  100              110
      Terra Capital
        11.500%, 06/01/10                                  100              113
      United Industries, Ser D
        9.875%, 04/01/09                                   200              209
      --------------------------------------------------------------------------

      TOTAL CHEMICALS                                                     1,996
      ==========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 38

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      CIRCUIT BOARDS [0.2%]
      Viasystems
        10.500%, 01/15/11                           $      100        $      95
      ==========================================================================

      COAL MINING [0.6%]
      Alpha Natural Resources (A)
        10.000%, 06/01/12                                  150              166
      Foundation PA Coal (A)
        7.250%, 08/01/14                                   100              106
      --------------------------------------------------------------------------

      TOTAL COAL MINING                                                     272
      ==========================================================================

      COMMERCIAL SERVICES [1.1%]
      Great Lakes Dredge & Dock
        7.750%, 12/15/13                                   150              130
      Iron Mountain
        8.625%, 04/01/13                                   100              108
      Salton
        12.250%, 04/15/08                                  150              124
      The Brickman Group, Ser B
        11.750%, 12/15/09                                  100              116
      --------------------------------------------------------------------------

      TOTAL COMMERCIAL SERVICES                                             478
      ==========================================================================

      COMPUTER SYSTEM DESIGN & SERVICES [0.6%]
      Unisys
        7.875%, 04/01/08                                   100              103
      Xerox
        7.625%, 06/15/13                                   100              108
        7.125%, 06/15/10                                    50               53
      --------------------------------------------------------------------------

      TOTAL COMPUTER SYSTEM DESIGN & SERVICES                               264
      ==========================================================================

      CONSUMER PRODUCTS & SERVICES [3.5%]
      Ames True Temper (A)
        10.000%, 07/15/12                                  150              153
      Amscan Holdings (A)
        8.750%, 05/01/14                                   150              153
      Armkel Finance
        9.500%, 08/15/09                                   100              109
      JohnsonDiversey Holdings (B)
        10.259%, 05/15/13                                  200              165
      JohnsonDiversey Holdings, Ser B
        9.625%, 05/15/12                                   150              168
      Jostens
        12.750%, 05/01/10                                  100              112
      NBTY, Ser B
        8.625%, 09/15/07                                   100              101
      Playtex Products
        9.375%, 06/01/11                                   200              205

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      Prestige Brands (A)
        9.250%, 04/15/12                            $      150         $    147
      Sealy Mattress
        8.250%, 06/15/14                                   200              202
      --------------------------------------------------------------------------

      TOTAL CONSUMER PRODUCTS & SERVICES                                  1,515
      ==========================================================================

      CONTAINERS & PACKAGING [2.9%]
      Berry Plastics
        10.750%, 07/15/12                                  100              113
      Graham Packaging (A)
        9.875%, 10/15/14                                   100              102
      Intertape Polymer (A)
        8.500%, 08/01/14                                   150              151
      Owens-Illinois
        8.100%, 05/15/07                                   100              105
      Plastipak Holdings
        10.750%, 09/01/11                                  100              112
      Pliant
        13.000%, 06/01/10                                  100               86
      Radnor Holdings
        11.000%, 03/15/10                                  100               84
      Solo Cup
        8.500%, 02/15/14                                   150              148
      Stone Container (A)
        7.375%, 07/15/14                                   200              210
      US Can
        10.875%, 07/15/10                                  150              154
      --------------------------------------------------------------------------

      TOTAL CONTAINERS & PACKAGING                                        1,265
      ==========================================================================

      DAY CARE [0.2%]
      La Petite Acadamy, Ser B
        10.000%, 05/15/08                                  100               84
      ==========================================================================

      DIVERSIFIED OPERATIONS [2.7%]
      Jacuzzi Brands
        9.625%, 07/01/10                                   150              166
      Kansas City Southern
        9.500%, 10/01/08                                   100              109
      National Waterworks, Ser B
        10.500%, 12/01/12                                  100              113
      Poindexter J.B. (A)
        8.750%, 03/15/14                                   200              211
      Reddy Ice Group
        8.875%, 08/01/11                                   100              108
      TD Funding
        8.375%, 07/15/11                                   100              107
      Tekni-Plex, Ser B
        12.750%, 06/15/10                                  100               84

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 39

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      Trinity Industries
        6.500%, 03/15/14                            $      200        $     197
      Werner Holdings, Ser A
        10.000%, 11/15/07                                  100               89
      --------------------------------------------------------------------------

      TOTAL DIVERSIFIED OPERATIONS                                        1,184
      ==========================================================================

      ELECTRICAL PRODUCTS [6.2%]
      AES
        9.375%, 09/15/10                                    19               21
        9.000%, 05/15/15 (A)                               100              113
        7.750%, 03/01/14                                   100              103
      Allegheny Energy Supply
        7.800%, 03/15/11                                   200              217
      Aquila
        7.625%, 11/15/09                                   150              154
      CMS Energy
        7.500%, 01/15/09                                   100              105
      Calpine
        9.875%, 12/01/11 (A)                               100               79
        8.500%, 07/15/10 (A)                               200              153
        8.500%, 02/15/11                                   100               64
      Calpine Generating (A) (D)
        7.350%, 04/01/10                                   200              190
      Edison Mission Energy
        7.730%, 06/15/09                                   200              210
      L-3 Communications
        6.125%, 07/15/13                                   100              101
      Motors & Gears, Ser D
        10.750%, 11/15/06                                  150              139
      NRG Energy (A)
        8.000%, 12/15/13                                   200              214
      PSEG Energy Holdings
        7.750%, 04/16/07                                   100              107
      Reliant Resources
        9.500%, 07/15/13                                   200              217
      Sanmina-SCI
        10.375%, 01/15/10                                  100              114
      Sierra Pacific Resources (A)
        8.625%, 03/15/14                                   200              217
      TNP Enterprises, Ser B
        10.250%, 04/01/10                                  150              161
      --------------------------------------------------------------------------

      TOTAL ELECTRICAL PRODUCTS                                           2,679
      ==========================================================================

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      ENTERTAINMENT [11.3%]
      AMC Entertainment
        9.875%, 02/01/12                                $  100           $  103
        9.500%, 02/01/11                                    72               74
      Ameristar Casinos
        10.750%, 02/15/09                                  100              113
      Argosy Gaming
        7.000%, 01/15/14                                   200              206
      Aztar
        9.000%, 08/15/11                                   100              111
      Bluegreen, Ser B
        10.500%, 04/01/08                                  150              154
      Bombardier Recreational
        Products (A)
        8.375%, 12/15/13                                   150              158
      Carmike Cinemas
        7.500%, 02/15/14                                   200              202
      Cinemark USA
        9.000%, 02/01/13                                   100              112
      Circus & Eldorado Joint Venture/
        Silver Legacy Capital
        10.125%, 03/01/12                                  150              160
      Diamond Jo (A)
        8.750%, 04/15/12                                   200              185
      Equinox Holdings
        9.000%, 12/15/09                                   100              103
      Hard Rock Hotel
        8.875%, 06/01/13                                   200              215
      Herbst Gaming (A)
        8.125%, 06/01/12                                   200              205
      HMH Properties, Ser B
        7.875%, 08/01/08                                    38               39
      Inn of the Mountain Gods
        12.000%, 11/15/10                                  100              114
      Intrawest
        10.500%, 02/01/10                                  100              108
      Isle of Capri Casinos
        7.000%, 03/01/14                                   200              201
      John Q Hammons Hotels, Ser B
        8.875%, 05/15/12                                   100              111
      Kerzner International
        8.875%, 08/15/11                                   150              164
      Majestic Star Casino
        9.500%, 10/15/10                                   200              204
      Mandalay Resort Group
        6.450%, 02/01/06                                    60               62
      Mandalay Resort Group, Ser B
        10.250%, 08/01/07                                  100              114

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 40

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      MGM Mirage
        6.750%, 09/01/12 (A)                        $      100        $     104
        5.875%, 02/27/14                                   250              241
      Mohegan Tribal Gaming (A)
        7.125%, 08/15/14                                   150              157
      MTR Gaming Group, Ser B
        9.750%, 04/01/10                                   200              218
      Muzak
        9.875%, 03/15/09                                   100               74
      NCL (A)
        10.625%, 07/15/14                                  100              105
      Penn National Gaming
        8.875%, 03/15/10                                   100              110
        6.875%, 12/01/11                                   100              103
      Scientific Games, Ser B
        12.500%, 08/15/10                                  100              115
      Six Flags
        9.750%, 04/15/13                                   150              142
      Speedway Motorsports
        6.750%, 06/01/13                                   100              104
      Waterford Gaming (A)
        8.625%, 09/15/12                                   135              143
      Windsor Woodmount Black Hawk,
        Ser B (A) (C)
        13.000%, 03/15/05                                  100               90
      --------------------------------------------------------------------------

      TOTAL ENTERTAINMENT                                                 4,924
      ==========================================================================

      FINANCIAL SERVICES [3.9%]
      Alamosa Delaware
        8.500%, 01/31/12                                   150              152
      Allied Security Escrow (A)
        11.375%, 07/15/11                                  150              157
      BCP Caylux Holding (A)
        9.625%, 06/15/14                                    75               81
      Caithness Coso Fund, Ser B
        9.050%, 12/15/09                                    80               88
      Chukchansi Economic
        Development Authority (A)
        14.500%, 06/15/09                                  150              187
      Couche-Tard Finance
        7.500%, 12/15/13                                   100              107
      Crystal US Holdings (A) (B)
        10.500%, 10/01/14                                  200              120
      ESI Tractebel Acquisitions, Ser B
        7.990%, 12/30/11                                    68               70
      IPCS Escrow (A)
        11.500%, 05/01/12                                  150              158
      Poster Financial Group
        8.750%, 12/01/11                                   200              208

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Ship Finance
        8.500%, 12/15/13                                 $ 200            $ 199
      Standard Aero (A)
        8.250%, 09/01/14                                   150              155
      --------------------------------------------------------------------------

      TOTAL FINANCIAL SERVICES                                            1,682
      ==========================================================================

      FOOD & BEVERAGE [6.0%]
      Chiquita Brands (A)
        7.500%, 11/01/14                                   100              100
      Del Monte
        8.625%, 12/15/12                                    50               56
      Del Monte, Ser B
        9.250%, 05/15/11                                   150              165
      Dimon, Ser B
        9.625%, 10/15/11                                   100              105
      Dole Foods
        8.875%, 03/15/11                                   100              109
      Dominos
        8.250%, 07/01/11                                    75               81
      Friendly Ice Cream
        8.375%, 06/15/12                                   200              192
      General Nutrition Center
        8.500%, 12/01/10                                   150              153
      Great Atlantic & Pacific Tea
        9.125%, 12/15/11                                   100               76
      Herbalife International
        11.750%, 07/15/10                                  100              115
      Land O' Lakes
        8.750%, 11/15/11                                   200              187
      Le-Natures (A)
        10.000%, 06/15/13                                  150              160
      Leiner Health Products (A)
        11.000%, 06/01/12                                  100              106
      Merisant (A)
        9.500%, 07/15/13                                   100               95
      National Beef Packaging
        10.500%, 08/01/11                                  200              205
      National Wine & Spirits
        10.125%, 01/15/09                                  100               96
      Pilgrim's Pride
        9.625%, 09/15/11                                   100              112
      Pinnacle Foods (A)
        8.250%, 12/01/13                                   200              189
      Swift
        12.500%, 01/01/10                                  200              221
      WH Holdings/WH Capital
        9.500%, 04/01/11                                   100              108
      --------------------------------------------------------------------------

      TOTAL FOOD & BEVERAGE                                               2,631
      ==========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 41

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      FORESTRY [0.2%]
      Tembec Industries
        7.750%, 03/15/12                            $      100        $     100
      ==========================================================================

      MACHINERY [3.0%]
      AK Steel
        7.875%, 02/15/09                                   150              149
      Building Materials, Ser B
        8.000%, 10/15/07                                   100              102
        7.750%, 07/15/05                                   200              203
      Case New Holland (A)
        9.250%, 08/01/11                                   100              112
      Cummins (A)
        9.500%, 12/01/10                                   100              116
      Grant Prideco Escrow
        9.000%, 12/15/09                                   136              152
      Intermet
        9.750%, 06/15/09                                   100               39
      Mail-Well I
        9.625%, 03/15/12                                   100              110
      Resolution Performance Products
        13.500%, 11/15/10                                  100               97
      Terex
        7.375%, 01/15/14                                   100              105
      Trimas
        9.875%, 06/15/12                                   100              104
      --------------------------------------------------------------------------

      TOTAL MACHINERY                                                     1,289
      ==========================================================================

      MEDICAL [3.3%]
      Alpharma (A)
        8.625%, 05/01/11                                   100              102
      Ardent Health Services
        10.000%, 08/15/13                                  100              102
      Bio-Rad Laboratories
        7.500%, 08/15/13                                   100              108
      Biovail
        7.875%, 04/01/10                                   100              102
      Concentra Operating
        9.500%, 08/15/10                                   100              111
      Extendicare Health
        6.875%, 05/01/14                                   100              102
      Genesis Healthcare
        8.000%, 10/15/13                                   100              109
      MQ Associates (B)
        12.250%, 08/15/12                                  200              126
      Pacificare Health Systems
        10.750%, 06/01/09                                   65               75
      Triad Hospitals
        7.000%, 05/15/12                                   150              157

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Universal Hospital Services
        10.125%, 11/01/11                               $  200           $  203
      Vanguard Health Systems (A)
        9.000%, 10/01/14                                   150              150
      --------------------------------------------------------------------------

      TOTAL MEDICAL                                                       1,447
      ==========================================================================

      MISCELLANEOUS MANUFACTURING [0.4%]
      Aearo
        8.250%, 04/15/12                                   150              153
      ==========================================================================

      OFFICE FURNITURE & FIXTURES [0.2%]
      Interface
        9.500%, 02/01/14                                   100              104
      ==========================================================================

      PAPER & PAPER PRODUCTS [2.3%]
      Abitibi-Consolidated
        7.750%, 06/15/11                                   100              103
      Appleton Papers (A)
        9.750%, 06/15/14                                   100              103
      Georgia-Pacific
        7.700%, 06/15/15                                   100              114
      JSG Funding
        9.625%, 10/01/12                                   100              113
      Newark Group (A)
        9.750%, 03/15/14                                   200              206
      Norampac
        6.750%, 06/01/13                                   100              105
      Norske Skog Canada
        7.375%, 03/01/14                                   250              261
      --------------------------------------------------------------------------

      TOTAL PAPER & PAPER PRODUCTS                                        1,005
      ==========================================================================

      PETROLEUM & FUEL PRODUCTS [6.3%]
      Belden Blake (A)
        8.750%, 07/15/12                                   150              160
      Chesepeake Energy
        6.875%, 01/15/16                                   112              117
      Comstock Resources
        6.875%, 03/01/12                                   150              154
      Dynegy Holdings
        10.125%, 07/15/13 (A)                              150              172
        6.875%, 04/01/11                                   100               95
      El Paso
        7.000%, 05/15/11                                   200              193
      El Paso Natural Gas
        7.625%, 08/01/10                                   150              160
      El Paso Production Holding
        7.750%, 06/01/13                                   200              201

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 42

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      Forest Oil
        8.000%, 06/15/08                            $      150        $     166
        8.000%, 12/15/11 (A)                               100              112
      Giant Industries
        8.000%, 05/15/14                                   200              204
      GulfTerra Energy, Ser B
        8.500%, 06/01/10                                   144              168
      Pacific Energy (A)
        7.125%, 06/15/14                                   100              108
      Parker Drilling
        9.625%, 10/01/13                                   150              167
      Plains Exploration & Production,
        Ser B
        8.750%, 07/01/12                                   150              168
      Pride International (A)
        7.375%, 07/15/14                                   100              111
      Swift Energy
        9.375%, 05/01/12                                   100              112
      Vintage Petroleum
        7.875%, 05/15/11                                   100              107
      Williams
        7.625%, 07/15/19                                    50               55
      --------------------------------------------------------------------------

      TOTAL PETROLEUM & FUEL PRODUCTS                                     2,730
      ==========================================================================

      PRINTING & PUBLISHING [2.6%]
      American Color Graphics
        10.000%, 06/15/10                                  100               77
      Canwest Media
        10.625%, 05/15/11                                  100              114
      Dex Media (B)
        9.000%, 11/15/13                                   200              146
      Dex Media East
        9.875%, 11/15/09                                   100              115
      Dex Media West, Ser B (A)
        8.500%, 08/15/10                                   100              114
      Emmis Operating
        6.875%, 05/15/12                                   150              156
      Haights Cross Operating
        11.750%, 08/15/11                                  100              110
      JII Holdings
        13.000%, 04/01/07                                   70               63
      Primedia (A)
        8.000%, 05/15/13                                   100               95
      Sheridan Group (A)
        10.250%, 08/15/11                                  150              162
      --------------------------------------------------------------------------

      TOTAL PRINTING & PUBLISHING                                         1,152
      ==========================================================================

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      REAL ESTATE [0.2%]
      LNR Property
        7.250%, 10/15/13                                $  100           $  109
      ==========================================================================

      RETAIL [4.8%]
      Amerigas Partner
        8.875%, 05/20/11                                   100              110
      Asbury Automotive Group
        9.000%, 06/15/12                                   150              158
      Autonation
        9.000%, 08/01/08                                   100              115
      Cole National Group
        8.875%, 05/15/12                                   100              113
      Denny's
        11.250%, 01/15/08                                  150              156
        10.000%, 10/01/12 (A)                              150              151
      Duane Reade (A)
        9.750%, 08/01/11                                   200              189
      Jean Coutu Group (A)
        8.500%, 08/01/14                                   200              198
      Mortons Restaurant Group
        7.500%, 07/01/10                                   150              143
      Pantry (A)
        7.750%, 02/15/14                                   100              102
      Pep Boys
        7.000%, 06/01/05                                   150              152
      Petro Stopping Center
        9.000%, 02/15/12                                   100              106
      Rite Aid
        8.125%, 05/01/10                                   100              105
      True Temper Sports
        8.375%, 09/15/11                                   150              140
      United Auto Group
        9.625%, 03/15/12                                   150              165
      --------------------------------------------------------------------------

      TOTAL RETAIL                                                        2,103
      ==========================================================================

      SEMI-CONDUCTORS/INSTRUMENTS [1.5%]
      Amkor Technologies
        7.750%, 05/15/13                                   200              164
      Fisher Scientific International
        8.000%, 09/01/13                                   150              168
        6.750%, 08/15/14 (A)                               100              105
      Freescale Semiconductor (A)
        7.125%, 07/15/14                                   200              208
      --------------------------------------------------------------------------

      TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                     645
      ==========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 43

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

      STEEL & STEEL WORKS [0.5%]
      Gerdau Ameristeel
        10.375%, 07/15/11                           $      100        $     114
      International Steel Group (A)
        6.500%, 04/15/14                                   100              100
      --------------------------------------------------------------------------

      TOTAL STEEL & STEEL WORKS                                             214
      ==========================================================================

      TELEPHONES & TELECOMMUNICATIONS [8.6%]
      Airgate PCS (A)
        9.375%, 09/01/09                                   200              203
      Alamosa Holdings (B)
        16.950%, 02/15/10                                  150              154
      American Tower (A)
        7.125%, 10/15/12                                   100               99
      Atlantic Broadband (A)
        9.375%, 01/15/14                                   400              379
      Centennial Communications
        10.125%, 06/15/13                                  100              105
        8.125%, 02/01/14 (A)                               100               95
      Cincinnati Bell
        8.375%, 01/15/14                                   185              169
      Crown Castle International
        7.500%, 12/01/13                                   100              105
      Insight Midwest
        9.750%, 10/01/09                                   150              157
      Level 3 Communications
        10.500%, 12/01/08 (B)                              150              111
        9.125%, 05/01/08                                   200              147
      Lucent Technologies
        5.500%, 11/15/08                                   250              250
      Nextel Communications
        7.375%, 08/01/15                                   100              107
      Nextel Partners
        8.125%, 07/01/11                                   150              159
      Qwest
        5.625%, 11/15/08                                   100               98
      Qwest Communications
        International (A)
        7.500%, 02/15/14                                   200              183
      Rogers Wireless
        9.625%, 05/01/11                                   100              112
      Rural Cellular
        9.750%, 01/15/10                                   200              174
      SBA Telecommunications (B)
        9.750%, 12/15/11                                   150              122
      Time Warner Telecommunications
        10.125%, 02/01/11                                  100               96
      Triton PCS
        8.500%, 06/01/13                                   150              136

DESCRIPTION                            FACE AMOUNT (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------

      UbiquiTel Operating
        18.109%, 04/15/10 (B)                            $ 200            $ 211
        9.875%, 03/01/11                                   200              208
      Western Wireless
        9.250%, 07/15/13                                   150              153
      --------------------------------------------------------------------------

      TOTAL TELEPHONES & TELECOMMUNICATIONS                               3,733
      ==========================================================================

      WASTE DISPOSAL [0.9%]
      Allied Waste
        7.375%, 04/15/14                                   100               96
      IESI
        10.250%, 06/15/12                                  100              108
      Waste Services (A)
        9.500%, 04/15/14                                   200              190
      --------------------------------------------------------------------------

      TOTAL WASTE DISPOSAL                                                  394
      ==========================================================================

      WHOLESALE [0.5%]
      B&G Foods, Ser D
        9.625%, 08/01/07                                   100              102
      Collins & Aikman Floor Cover,
        Ser B
        9.750%, 02/15/10                                   100              106
      --------------------------------------------------------------------------

      TOTAL WHOLESALE                                                       208
      ==========================================================================

           TOTAL CORPORATE BONDS
             (Cost $40,713)                                              42,253
           =====================================================================

COMMON STOCK [0.2%]
      RETAIL [0.2%]
      Crunch Equity Holding* (A)                            56               76
      ==========================================================================

           TOTAL COMMON STOCK
             (Cost $61)                                                      76
           =====================================================================

CASH EQUIVALENT [1.7%]
      Fidelity Institutional Domestic
        Money Market Portfolio,
        Cl I                                           739,713              740
      --------------------------------------------------------------------------

           TOTAL CASH EQUIVALENT
             (Cost $740)                                                    740
           =====================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 44

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONCLUDED)

DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------

WARRANTS [0.0%]
      Dayton Superior,
        Expires 06/15/09 (A)                               100        $      --
      Diva Systems,
        Expires 03/01/08 (A)                               600               --
      Pliant,
        Expires 06/01/10 (A)                               100               --
      --------------------------------------------------------------------------

           TOTAL WARRANTS
             (Cost $0)
           =====================================================================

           TOTAL INVESTMENTS [99.0%]
             (Cost $41,514)                                              43,069
           =====================================================================

OTHER ASSETS AND LIABILITIES [1.0%]
      Investment Advisory Fees Payable                                      (23)
      Shareholder Servicing & Distribution
         Fees Payable                                                       (14)
      Administration Fees Payable                                            (3)
      Other Assets and Liabilities, Net                                     486
      --------------------------------------------------------------------------

           OTHER ASSETS AND LIABILITIES                                     446
           =====================================================================

      NET ASSETS [100.0%]                                             $  43,515
      ==========================================================================

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
      Paid-in-Capital (unlimited authorization --
           $0.01 par value)                                           $  43,052
      Accumulated net realized loss
           on investments                                                (1,092)
      Net unrealized appreciation
           on investments                                                 1,555
      --------------------------------------------------------------------------

      NET ASSETS [100.0%]                                             $  43,515
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Institutional Class
        ($22,859,686 / 2,455,574 shares)                              $    9.31
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class A
        ($20,655,197 / 2,219,063 shares)                              $    9.31
      ==========================================================================

*     NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." ON SEPTEMBER 30, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $10,469,000, REPRESENTING 24.1% OF THE NET ASSETS OF THE FUND.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C)   IN DEFAULT ON INTEREST PAYMENTS
(D) FLOATING RATE SECURITY -THE RATE REPORTED IS THE EFFECTIVE RATE AT SEPTEMBER 30, 2004.
CL -- CLASS
SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 45

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

44.7% Commercial Paper
31.9% Repurchase Agreements
11.7% U.S. Government Agency Obligations
8.5% Corporate Bonds
3.2% Certificate of Deposit
0.0% Cash Equivalent

* Percentages are based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) [44.7%]
      ASSET-BACKED SECURITIES [20.7%]
      Barton Capital
        1.772%, 10/19/04                            $   22,000        $  21,981
      Edison Asset
        1.702%, 10/15/04                                22,000           21,985
      Eiffel Funding
        1.766%, 11/22/04                                22,000           21,944
      Giro Funding
        1.732%, 10/15/04                                22,000           21,985
      Kitty Hawk Funding
        1.753%, 10/20/04                                22,000           21,980
      Premier Asset
        1.909%, 12/22/04                                10,000            9,957
      Ranger Funding
        1.642%, 10/05/04                                22,000           21,996
      --------------------------------------------------------------------------

      TOTAL ASSET-BACKED SECURITIES                                     141,828
      ==========================================================================

      BANKS [12.9%]
      Bank of America
        1.776%, 11/23/04                                22,000           21,943
      Banque Generale Luxembourg
        1.756%, 11/19/04                                22,000           21,947
      Societe Generale
        1.641%, 10/01/04                                22,000           22,000
      UBS Financial
        1.577%, 10/04/04                                22,000           21,997
      --------------------------------------------------------------------------

      TOTAL BANKS                                                        87,887
      --------------------------------------------------------------------------

      DRUGS [3.2%]
      Pfizer
        1.798%, 12/16/04                                22,000           21,917
      ==========================================================================

      FINANCIAL SERVICES [6.4%]
      American Honda Finance
        1.754%, 11/08/04                                22,000           21,960
      General Electric Capital
        1.722%, 10/20/04                                22,000           21,980
      --------------------------------------------------------------------------

      TOTAL FINANCIAL SERVICES                                           43,940
      ==========================================================================

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      INSURANCE [1.5%]
      AIG Funding
        1.743%, 10/21/04                              $ 10,000         $  9,990
      ==========================================================================

           TOTAL COMMERCIAL PAPER
             (Cost $305,562)                                            305,562
           =====================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [11.7%]
      FHLB
        1.560%, 05/13/05                                25,000           25,000
      FNMA
        1.800%, 05/27/05                                55,000           55,000
      --------------------------------------------------------------------------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $80,000)                                              80,000
           =====================================================================

CORPORATE BONDS [8.4%]
      FINANCIAL SERVICES [2.9%]
      American General Finance,
        Ser F, MTN
        7.450%, 01/15/05                                14,500           14,759
      International Lease Finance,
        Ser M, MTN
        4.750%, 01/18/05                                 5,000            5,051
      --------------------------------------------------------------------------

      TOTAL FINANCIAL SERVICES                                           19,810
      ==========================================================================

      SECURITY BROKERS & DEALERS [2.3%]
      Goldman Sachs Group, Ser E,
        MTN
        7.500%, 01/28/05                                15,349           15,659
      ==========================================================================

      TELEPHONES & TELECOMMUNICATIONS [3.2%]
      Vodafone Group (B)
        7.625%, 02/15/05                                22,000           22,454
      ==========================================================================

           TOTAL CORPORATE BONDS
             (Cost $57,923)                                              57,923
           =====================================================================

CERTIFICATE OF DEPOSIT [3.2%]
      First Tennessee Bank
        1.720%, 10/20/04                                22,000           22,000
      --------------------------------------------------------------------------

           TOTAL CERTIFICATE OF DEPOSIT
             (Cost $22,000)                                              22,000
           =====================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 46

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENT [0.0%]
      Fidelity Institutional Domestic
        Money Market Portfolio,
        Cl I                                        $  247,776        $     248
      --------------------------------------------------------------------------

           TOTAL CASH EQUIVALENT
             (Cost $248)                                                    248
           =====================================================================

REPURCHASE AGREEMENTS (C) [31.9%]
      Banc of America
        1.860%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $40,002,067
        (collateralized by U.S.
        Government Obligation, par
        value $40,839,701, 6.000%,
        08/01/34; with total market
        value $40,800,000)                              40,000           40,000
      Bear Stearns
        1.900%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $95,005,014
        (collateralized by U.S.
        Governement Obligations,
        ranging in par value $3,020,000-
        $14,060,116, 4.000%-6.000%,
        06/01/17-09/01/34; with total
        market value $96,903,519)                       95,000           95,000
      Credit Suisse First Boston
        1.870%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $30,001,558
        (collateralized by a U.S.
        Government Obligations,
        ranging in par value $4,070,000-
        $23,365,000, 5.000%-5.500%,
        11/01/17-07/01/32; with total
        market value $30,601,489)                       30,000           30,000
      Deutsche Bank
        1.870%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $25,001,299
        (collateralized by a U.S.
        Government Obligation,
        par value $24,059,000, 5.500%,
        07/15/06; with total market
        value $25,500,094)                              25,000           25,000
      Lehman Brothers
        1.880%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $27,801,452
        (collateralized by U.S.
        Government Obligation,
        par value $27,245,000, 6.000%,
        09/01/34; with total market
        value $28,357,501)                              27,800           27,800
      --------------------------------------------------------------------------

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

           TOTAL REPURCHASE AGREEMENTS
             (Cost $217,800)                                            217,800
           =====================================================================

           TOTAL INVESTMENTS [99.9%]
             (Cost $683,533)                                            683,533
           =====================================================================

OTHER ASSETS AND LIABILITIES [0.1%]
      Investment Advisory Fees Payable                                     (158)
      Shareholder Servicing & Distribution
         Fees Payable                                                      (214)
      Administration Fees Payable                                           (40)
      Other Assets and Liabilities, Net                                     907
      --------------------------------------------------------------------------

           OTHER ASSETS AND LIABILITIES                                     495
           =====================================================================

      NET ASSETS [100.0%]                                             $ 684,028
      ==========================================================================

NET ASSETS:
      Paid-in-Capital (unlimited authorization --
           $0.01 par value)                                           $ 684,431
      Accumulated net realized loss
           on investments                                                  (403)
      --------------------------------------------------------------------------

      NET ASSETS [100.0%]                                             $ 684,028
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Institutional Class
        ($367,209,388 / 367,345,028 shares)                           $    1.00
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class A
        ($201,057,669 / 201,327,935 shares)                           $    1.00
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class S
        ($115,760,719 / 115,850,880 shares)                           $    1.00
      ==========================================================================

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." ON SEPTEMBER 30, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $22,454,000, REPRESENTING 3.2% OF THE NET ASSETS OF THE FUND.
(C)   TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 47

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

56.2% U.S. Government Agency
43.8% Repurchase Agreements

* Percentages are based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [56.3%]
      FHLB
        1.500%, 03/01/05                            $   20,770       $   20,770
        1.470%, 03/01/05                                25,000           25,000
        1.400%, 04/01/05                                15,000           14,997
        1.560%, 05/13/05                                75,000           75,000
        1.700%, 05/23/05                                53,500           53,500
        1.780%, 05/27/05                                 5,310            5,310
        2.050%, 06/27/05                                25,000           25,000
        2.300%, 08/19/05                                40,000           40,000
      FHLB (B)
        1.400%, 03/16/05                                14,240           14,240
        1.200%, 04/13/05                                25,000           25,000
        1.350%, 05/02/05                                35,000           35,000
      FHLMC
        2.260%, 09/27/05                                25,000           25,000
      FHLMC, MTN
        2.350%, 10/27/05                                25,000           25,000
      FNMA
        1.650%, 05/16/05                                55,575           55,575
        1.660%, 05/20/05                                10,000           10,000
        1.800%, 05/27/05                                15,000           15,000
        1.400%, 07/08/05                                 2,680            2,661
      FNMA (A)
        1.696%, 10/05/04                               600,000          599,887
        1.672%, 10/06/04                               150,000          149,965
      --------------------------------------------------------------------------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $1,216,905)                                        1,216,905
           =====================================================================

REPURCHASE AGREEMENTS (C) [43.7%]
      Banc of America
        1.860%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $160,008,267
        (collateralized by U.S.
        Government Obligation, par
        value $188,327,047, 5.000%,
        08/01/33; with total market
        value $163,200,001)                            160,000          160,000
      Barclay Bank
        1.880%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $100,005,222
        (collateralized by U.S.

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Government Obligations,
        ranging in par value
        $95,000-$35,000,000, 3.000%-
        6.000%, 04/15/05-12/30/22;
        with total market value
        $102,002,272)                                $ 100,000        $ 100,000
      Bear Stearns
        1.900%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $165,008,708
        (collateralized by U.S.
        Government Obligations,
        ranging in par value
        $1,265,552-$13,231,760,
        4.000%-7.500%, 10/01/18-
        10/01/34; with total market
        value $168,301,906)                            165,000          165,000
      Credit Suisse First Boston
        1.870%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $95,004,935
        (collateralized by U.S.
        Government Obligations,
        ranging in par value
        $857,734-$30,429,402, 4.000%-
        7.000%, 08/01/16-09/01/33;
        with total market value
        $96,902,448)                                    95,000           95,000
      Deutsche Bank
        1.870%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $75,003,896
        (collateralized by U.S.
        Government Obligations,
         ranging in par value
        $13,862,000-$62,630,000,
        2.015%(A)-4.8750%, 03/29/05-
        11/15/13; with total market
        value $76,500,824)                              75,000           75,000
      JP Morgan Chase
        1.880%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $100,005,222
        (collateralized by a U. S.
        Government Obligations,
        ranging in par value
        $41,460,000-$67,575,000,
        5.000%-5.000%, 03/01/34-
        03/01/34; with total market
        value $102,002,659)                            100,000          100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 48

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Lehman Brothers
        1.880%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $152,407,959
        (collateralized by U.S.
        Government Obligations,
        ranging in par value
        $17,680,000-$53,659,990,
        5.000%-6.000%, 02/01/18-
        09/01/34; with total market
        value $155,439,860)                         $  152,400       $  152,400
      UBS Paine Webber
        1.880%, dated 09/30/04,
        repurchased on 10/01/04,
        repurchase price $100,005,222
        (collateralized by U.S.
        Government Obligations,
        ranging in par value
        $7,835,000-$50,000,000,
        4.500%-6.000%, 12/01/13-
        11/01/33; with total market
        value $102,002,805)                            100,000          100,000
      --------------------------------------------------------------------------

           TOTAL REPURCHASE AGREEMENTS
             (Cost $947,400)                                            947,400
           =====================================================================

           TOTAL INVESTMENTS [100.0%]
             (Cost $2,164,305)                                        2,164,305
           =====================================================================

OTHER ASSETS AND LIABILITIES [0.0%]
      Investment Advisory Fees Payable                                     (521)
      Shareholder Servicing & Distribution
         Fees Payable                                                      (874)
      Administration Fees Payable                                          (129)
      Trustees' Fees Payable                                                 (2)
      Other Assets and Liabilities, Net                                   1,591
      --------------------------------------------------------------------------

           OTHER ASSETS AND LIABILITIES                                      65
           =====================================================================

      NET ASSETS [100.0%]                                            $2,164,370
      ==========================================================================

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:
      Paid-in-Capital (unlimited authorization --
           $0.01 par value)                                          $2,164,368
      Accumulated net realized gain
           on investments                                                     2
      --------------------------------------------------------------------------

      NET ASSETS [100.0%]                                            $2,164,370
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Institutional Class
        ($43,608,025 / 43,609,220 shares)                            $     1.00
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class A
        ($1,857,676,014 / 1,857,671,988 shares)                      $     1.00
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class S
        ($263,086,442 / 263,086,676 shares)                          $     1.00
      ==========================================================================

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT AT SEPTEMBER 30, 2004. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(C)   TRI-PARTY REPURCHASE AGREEMENT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 49

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

SECTOR WEIGHTINGS*:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

17.3% Housing
14.8% General Revenue
14.7% Education
9.3% General Obligation
8.5% Public Facilities
7.7% Water
7.2% Healthcare
6.2% Transportation
5.3% Power
4.3% Utilities
3.5% Industrial Development
0.8% Equipment
0.4% Special Obligation

* Percentages are based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS [95.4%]
      CALIFORNIA [94.4%]
      ABAG, Finance Authority for
        Non-Profit Corporations,
        Hamlin School Project,
        Ser A, GO (A) (B) (C)
        1.700%, 08/01/32                            $    1,500        $   1,500
      ABAG, Finance Authority for
        Non-Profit Corporations,
        Public Policy Institute,
        Ser A, RB (A) (B) (C)
        1.700%, 11/01/31                                 3,020            3,020
      ABAG, Finance Authority for
        Non-Profit Corporations,
        School of the Sacred Heart,
        Ser B, RB (A) (B) (C)
        1.830%, 06/01/30                                 8,500            8,500
      ABAG, Finance Authority for
        Non-Profit Corporations,
        Ser C, COP (A) (B) (C)
        1.700%, 10/01/27                                 9,095            9,095
      Alameda County, Santa Rita Jail
        Project, COP, MBIA, ETM
        5.250%, 12/01/04                                   500              504
      Alameda-Contra Costa, School
        Finance Authority, Capital
        Improvement Financing
        Project, Ser F, COP (A) (B) (C)
        1.780%, 08/01/23                                 1,000            1,000
      Anaheim, 1993 Police Facilities
        Refinancing Project, COP,
        AMBAC (A) (B)
        1.660%, 08/01/08                                 5,000            5,000
      Anaheim, Multi-Family Housing
        Authority, Heritage Village
        Apartments Project, Ser A,
        RB (A) (B) (C)
        1.690%, 07/15/33                                 4,385            4,385
      Antelope Valley, Healthcare
        Project, Ser A, RB (A) (B) (C)
        1.680%, 09/01/17                                 1,500            1,500

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Berkeley, TRAN
        1.750%, 12/01/04                              $ 12,000         $ 12,013
      California State, Department of
        Water Resource & Power,
        Ser C-13, RB, FSA (A) (B)
        1.690%, 05/01/22                                 5,000            5,000
      California State, Department of
        Water Resource & Power,
        Ser C-15, RB (A) (B) (C)
        1.700%, 05/01/22                                 5,000            5,000
      California State, Department of
        Water Resources, Ser B-1,
        RB (A) (B) (C)
        1.710%, 05/01/22                                 9,300            9,300
      California State, Economic
        Development Financing
        Authority, KQED Project,
        RB (A) (B) (C)
        1.650%, 04/01/20                                 1,500            1,500
      California State, Economic
        Recovery Authority,
        Ser C-12, RB (A) (B)
        1.690%, 07/01/23                                 5,000            5,000
      California State, Economic
        Recovery Authority,
        Ser C-4, RB (A) (B)
        1.710%, 07/01/23                                 5,200            5,200
      California State, Economic
        Recovery Authority,
        Ser C-7, RB (A) (B) (C)
        1.720%, 07/01/23                                 3,000            3,000
      California State, Economic
        Recovery Authority,
        Ser C-8, RB (A) (B) (C)
        1.770%, 07/01/23                                 3,000            3,000
      California State, Educational
        Facilities Authority, Chapman
        University Project,
        RB (A) (B) (C)
        1.800%, 12/01/30                                 1,000            1,000
      California State, GO
        Pre-Refunded @ 101 (F)
        5.750%, 03/01/05                                 5,450            5,611
      California State, Health Facilites
        Financing Authority, Catholic
        Project, Ser J, RB (A) (B) (C)
        1.690%, 07/01/33                                 8,000            8,000
      California State, Health Facilities
        Finance Authority, Adventist
        Hospital Project, Ser A, RB,
        MBIA (A) (B)
        1.710%, 09/01/28                                 8,385            8,385

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 50

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      California State, Health Facilities
        Finance Authority, Scripps
        Health Project, Ser A, RB
        (A) (B) (C)
        1.690%, 10/01/23                            $    5,400        $   5,400
      California State, Health Facilities
        Financing Authority, Adventist
        Health Systems Project,
        Ser B, RB (A) (B) (C)
        1.710%, 09/01/25                                 3,100            3,100
      California State, Housing Finance
        Agency, Multi-Family Housing
        III Project, Ser B, RB (A) (B)
        1.800%, 02/01/33                                 4,425            4,425
      California State, Public Works
        Board Lease, Department of
        Corrections Project, Ser A, RB
        Pre-Refunded @ 102 (F)
        6.875%, 11/01/04                                   500              512
      California State, Public Works
        Board Lease, Various
        Community College Projects,
        RB, AMBAC
        6.000%, 03/01/05                                 1,000            1,019
      California State, School Cash
        Reserve Project, Ser A, GO
        3.000%, 07/06/05                                 6,500            6,568
      California State, Ser A, GO
        (A) (B) (C)
        1.710%, 10/01/29                                 9,880            9,880
      California State, Ser A-1, GO
        (A) (B) (C)
        1.800%, 05/01/33                                 5,850            5,850
      California State, Statewide
        Communities Development
        Authority, House Ear Institute
        Project, COP (A) (B) (C)
        1.710%, 12/01/18                                 2,000            2,000
      California State, Statewide
        Communities Development
        Authority, Ser B-1, TRAN,
        FSA
        3.500%, 07/29/05                                 5,000            5,077
      California Statewide,
        Communities Development
        Authority, Center For Early
        Education Project, RB
        (A) (B) (C)
        1.700%, 09/01/31                                 1,000            1,000
      Chaffey, Union High School
        District, Ser C, GO, FSA
        3.500%, 05/01/05                                   500              507


DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Chico, Public Financing
        Authority, Merged
        Redevelopment Project,
        TA, MBIA
        4.000%, 04/01/05                              $    500          $   507
      Contra Costa County, Putters,
        Ser 154Z, COP, MBIA (A) (B)
        1.720%, 11/01/07                                 5,995             5,995
      Corona, Multi-Family Housing
        Authority, Country Hills
        Project, Ser A, RB (A) (B) (D)
        1.680%, 02/01/20                                 6,475            6,475
      Desert Sands, Unified School
        District, Election 2001,
        GO, FSA
        3.000%, 06/01/05                                 1,000            1,010
      Desert Sands, Unified School
        District, TRAN
        2.500%, 07/07/05                                 8,500            8,561
      East Bay-Delta, Housing &
        Finance Authority, Ser A,
        RB, MBIA
        4.250%, 06/01/05                                 3,255            3,314
      East Side, Union High School
        District, TRAN
        2.500%, 06/30/05                                10,000           10,068
      Fontana, Unified School District,
        School Facility Bridge
        Funding Progam, COP,
        FSA (A) (B)
        1.670%, 04/01/35                                 5,000            5,000
      Fremont, Family Center Finance
        Project, COP (A) (B) (C)
        1.700%, 08/01/28                                 4,525            4,525
      Fremont, Office Building
        Improvement & Fire
        Equipment Project, COP
        (A) (B) (C)
        1.700%, 08/01/30                                 3,530            3,530
      Fresno, Multi-Family Housing
        Authority, Stonepine
        Apartment Project, Ser A, RB
        (A) (B) (D)
        1.680%, 02/15/31                                 1,595            1,595
      Fresno, Palm Lakes Apartment
        Project, RB (A) (B) (C)
        1.670%, 05/01/15                                 3,715            3,715
      Glendale, Police Building Project,
        COP (A) (B)
        1.690%, 06/01/30                                15,800           15,800

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 51

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Imperial, Irrigation District,
        Election System Project,
        COP, MBIA
        Pre-Refunded @ 102 (F)
        6.000%, 11/01/04                            $    3,955        $   4,051
      Irvine Ranch, Water District
        #140-240-105-250, GO
        (A) (B) (C)
        1.730%, 04/01/33                                 1,000            1,000
      Irvine Ranch, Water District
        Conservation, Ser B, GO
        (A) (B) (C)
        1.800%, 08/01/09                                 2,300            2,300
      Irvine, Unified School District,
        Community Facilities District
        No. 01-1, Special Tax
        (A) (B) (C)
        1.730%, 09/01/38                                 1,400            1,400
      Kings County, Multi-Family
        Housing Authority, Edgewater
        Isle Apartments Project,
        Ser A, RB (A) (B) (D)
        1.680%, 02/15/31                                10,710           10,710
      Lemon Grove, Multi-Family
        Housing, Hillside Terrace
        Project, RB (A) (B) (D)
        1.680%, 02/15/31                                 4,955            4,955
      Los Angeles County, Metropolitan
        Transportation Authority,
        Proposition C-2nd SR,
        Ser A, RB, AMBAC
        Pre-Refunded @ 102 (F)
        5.700%, 07/01/05                                 1,135            1,193
      Los Angeles County, Multi-Family
        Housing Authority, Malibu
        Canyon Apartments Project,
        Ser B, RB (A) (B) (C)
        1.650%, 06/01/10                                 8,000            8,000
      Los Angeles County, Multi-Family
        Housing Authority, Valencia
        Housing Project, Ser C, RB
        (A) (B) (E)
        1.650%, 04/01/31                                   600              600
      Los Angeles County, Pension
        Authority, Ser A, RB,
        AMBAC (A) (B)
        1.660%, 06/30/07                                 1,050            1,050
      Los Angeles County, Pension
        Authority, Ser B, RB,
        AMBAC (A) (B)
        1.660%, 06/30/07                                10,575           10,575


DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Los Angeles County, Schools,
        Transport Project, Ser A,
        GO, FSA
        3.500%, 06/30/05                              $ 15,000          $ 15,208
      Los Angeles, Community
        Redevelopment Authority,
        CMC Medical Plaza Partner
        Project, COP (A) (B) (C)
        1.680%, 12/01/05                                   600              600
      Los Angeles, Corporate Lease
        Authority, RB, MBIA (A) (B)
        1.700%, 12/01/09                                10,615           10,615
      Los Angeles, Department of
        Water & Power, RB
        Pre-Refunded @ 101 (F)
        6.000%, 02/15/05                                   540              555
      Los Angeles, Department of
        Water & Power, Sub-Ser B-3,
        RB (A) (B)
        1.700%, 07/01/35                                 3,300            3,300
      Los Angeles, GO, MBIA (A) (B)
        1.700%, 03/01/10                                 5,370            5,370
      Los Angeles, Metropolitan
        Transit Commission, Ser A,
        RB, FGIC (A) (B)
        1.660%, 07/01/12                                 1,100            1,100
      Los Angeles, Metropolitan
        Transportation Authority,
        Proposition C, Ser A, RB,
        MBIA (A) (B)
        1.700%, 07/01/20                                14,950           14,950
      Los Angeles, Samuel A Fryer
        Vavney, Ser A, COP
        (A) (B) (C)
        1.650%, 08/01/21                                 7,000            7,000
      Los Angeles, Unified School
        District, Multiple Properties
        Project, Ser B, COP, FSA
        4.000%, 10/01/04                                   500              500
      Los Angeles, Unified School
        District, Ser B, COP, MBIA
        4.000%, 10/01/04                                   900              900
      Los Angeles, Unified School
        District, Ser B12, GO, MBIA
        (A) (B)
        1.710%, 01/01/27                                 3,990            3,990
      Los Angeles, Wastewater System
        Authority, Ser C, RB, FGIC
        (A) (B)
        1.150%, 12/01/31                                 5,975            5,975

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 52

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Los Angeles, Water & Power
        Resource Authority, RB
        Pre-Refunded @ 101 (F)
        6.000%, 02/15/05                            $    1,000        $   1,029
      Los Angeles, Water & Power
        Resource Authority,
        Sub-Ser B-3, RB (A) (B)
        1.740%, 07/01/34                                 5,300            5,300
      Los Angeles, Water & Power
        Resource Authority,
        Sub-Ser B-2, RB (A) (B)
        1.700%, 07/01/34                                 2,000            2,000
      Marysville, Joint Unified School
        District, TRAN
        1.750%, 11/25/04                                 4,000            4,004
      Newport Beach, Hoag Memorial
        Hospital, Ser A, RB (A) (B)
        1.760%, 10/01/26                                 2,000            2,000
      Oakland, Capital Equipment
        Project, COP (A) (B) (C)
        1.680%, 12/01/15                                 4,390            4,390
      Oakland, Joint Powers Financing
        Authority, Ser A-2, RB, FSA
        (A) (B)
        1.700%, 08/01/21                                13,600           13,600
      Oakland, JT Powers Financing
        Authority, Ser A-1, RB, FSA
        (A) (B)
        1.670%, 08/01/21                                 1,000            1,000
      Orange County, Apartment
        Development Authority,
        Harbor Pointe - Issue D
        Project, RB (A) (B)
        1.680%, 12/01/06                                 1,900            1,900
      Orange County, Apartment
        Development Authority,
        Hidden Hills Project,
        Ser C, RB (A) (B)
        1.650%, 11/01/09                                 3,200            3,200
      Orange County, Apartment
        Development Authority,
        Larkspur Canyon Apartments,
        Ser A, RB, FSA (A) (B)
        1.680%, 06/15/37                                 1,200            1,200
      Orange County, Apartment
        Development Authority,
        Riverbend Apartments Project,
        Ser B, RB (A) (B) (C)
        1.680%, 12/01/29                                 5,000            5,000
      Orange County, Community
        Facilities District Authority,
        Serrano Heights-No. 91-2
        Project, Ser A, RB, AMBAC
        3.000%, 10/01/04                                   925              925


DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Orange County, Sanitation
        District Authority, Ser A,
        COP (A) (B)
        1.730%, 08/01/29                              $  7,685         $  7,685
      Orange County, Water District
        Authority, Ser A, COP (A) (B)
        1.670%, 08/01/42                                 2,700            2,700
      Pasadena, Rose Bowl
        Improvements Project, COP
        (A) (B) (C)
        1.680%, 12/01/11                                 2,800            2,800
      Redwood City, City Hall Project,
        COP (A) (B) (C)
        1.700%, 07/01/21                                 1,800            1,800
      Riverside County, Asset Leasing
        Authority, Southwest Justice
        Center Project, Ser B, RB,
        MBIA (A) (B)
        1.660%, 11/01/32                                 4,650            4,650
      Riverside County, Housing
        Authority, De Anza Villas
        Project, RB (A) (B) (C)
        1.630%, 12/01/16                                 2,285            2,285
      Riverside County, Housing
        Authority, Polk Apartments
        Limited LP, Ser B, RB
        (A) (B) (C)
        1.680%, 12/15/30                                 7,690            7,690
      Riverside County, Ser C, COP
        (A) (B) (C)
        1.650%, 12/01/15                                17,500           17,500
      Riverside-San Bernardino,
        Sub-Pass Thru Obligations,
        Ser B, RB (A) (B)
        1.700%, 07/01/06                                 1,350            1,350
      Sacramento County, Housing
        Authority, Bent Tree
        Apartments Project, Ser A,
        RB (A) (B) (D)
        1.680%, 02/15/31                                 2,500            2,500
      Sacramento County, Sanitation
        District Finance Authority,
        Ser 366, RB (A) (B)
        1.690%, 12/01/27                                 1,000            1,000
      Sacramento County, TRAN,
        Ser A
        3.000%, 07/11/05                                12,000           12,124
      San Bernardino County,
        Housing Authority, Alta Loma
        Heritage Project, Ser A, RB
        (A) (B) (C)
        1.530%, 02/01/23                                 1,354            1,354

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 53

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      San Bernardino County,
        Transportation Authority,
        Ser A, RB, AMBAC
        5.000%, 03/01/05                            $      805        $     817
      San Diego County, School
        District, TRAN
        3.250%, 07/25/05                                10,000           10,133
      San Diego County, Water
        Authority, Ser A, COP, MBIA
        4.000%, 05/01/05                                   550              558
      San Diego, Museum of Art
        Project, COP (A) (B) (C)
        1.830%, 09/01/30                                 1,400            1,400
      San Diego, Water Authority,
        Ser I, MBIA, COP (A) (B)
        1.720%, 11/01/10                                 5,981            5,981
      San Francisco (City & County),
        Housing Authority, Bayside
        Village Project D, Ser A, RB
        (A) (B) (C)
        1.510%, 12/01/05                                10,500           10,500
      San Francisco (City & County),
        Housing Authority, Bayside
        Village Project D, Ser B, RB
        (A) (B) (C)
        1.510%, 12/01/05                                 1,000            1,000
      San Francisco (City & County),
        Public Utilities Authority,
        Ser B20, RB, MBIA (A) (B)
        1.710%, 10/01/22                                 8,595            8,595
      San Francisco, Bay Area Toll
        Authority, Ser A, RB,
        AMBAC (A) (B)
        1.680%, 04/01/36                                13,000           13,000
      San Francisco, Bay Area Toll
        Authority, Ser C, RB,
        AMBAC (A) (B)
        1.700%, 04/01/25                                 5,650            5,650
      San Jose, Redevelopment Agency,
        Merged Area Redevelopment
        Project, Ser A, RB (A) (B) (C)
        1.660%, 07/01/26                                 3,000            3,000
      Santa Clara County, Financing
        Authority, VMC Facility
        Replacement Project,
        Ser B, RB (A) (B)
        1.700%, 11/15/25                                11,200           11,200
      Santa Clara, Unified School
        District, RAN
        2.500%, 06/30/05                                 6,660            6,706


DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      Southern California,
        Metropolitan Water District
        Authority, Ser B, RB (A) (B)
        1.690%, 07/01/27                              $  2,100         $  2,100
      Southern California,
        Metropolitan Water District
        Authority, Ser B-3, RB
        (A) (B)
        1.730%, 07/01/35                                15,500           15,500
      Southern California,
        Metropolitan Water District
        Authority, Water Works
        Authorization, Ser B, RB
        (A) (B)
        1.690%, 07/01/28                                 4,000            4,000
      Stockton, Multi-Family Housing
        Authority, Mariners Pointe
        Project, Ser A, RB (A) (B) (C)
        1.680%, 09/01/18                                 2,100            2,100
      Sunnyvale, Government Center
        Site Acquisition Project, Ser A,
        COP, AMBAC (A) (B)
        1.700%, 04/01/31                                 4,600            4,600
      Three Valleys, Municipal Water
        District Authority, Miramar
        Water Treatment Project, COP
        (A) (B) (C)
        1.650%, 11/01/14                                 4,700            4,700
      Turlock, Irrigation District,
        Capital Improvement &
        Refunding Project, COP
        (A) (B) (C)
        1.710%, 01/01/31                                 2,550            2,550
      Upland, Community
        Redevelopment Authority,
        Sunset Ridge & Village
        Apartments Project, RB
        (A) (B) (C)
        1.680%, 12/01/29                                 6,700            6,700
      Westminster, Civic Center
        Refinancing Program, Ser A,
        COP, AMBAC (A) (B)
        1.700%, 06/01/22                                 3,300            3,300
      Yolo County, Multi-Family
        Housing Authority, Primero
        Grove Project, Ser A, RB
        (A) (B) (C)
        1.680%, 11/01/27                                10,485           10,485
      --------------------------------------------------------------------------

      TOTAL CALIFORNIA                                                  583,404
      ==========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 54

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                   FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

      PUERTO RICO [1.0%]
      Puerto Rico, Highway &
        Transportation Authority, RB,
        MBIA (A) (B)
        1.680%, 01/01/08                            $    6,000        $   6,000
      ==========================================================================

           TOTAL MUNICIPAL BONDS
             (Cost $589,404)                                            589,404
           =====================================================================

           TOTAL INVESTMENTS [95.4%]
             (Cost $589,404)                                            589,404
           =====================================================================

OTHER ASSETS AND LIABILITIES [4.6%]
      Investment Advisory Fees Payable                                     (105)
      Shareholder Servicing & Distribution
         Fees Payable                                                      (245)
      Administration Fees Payable                                           (38)
      Trustees' Fees Payable                                                 (1)
      Other Assets and Liabilities, Net                                  28,947
      --------------------------------------------------------------------------

           OTHER ASSETS AND LIABILITIES                                  28,558
           =====================================================================

      NET ASSETS [100.0%]                                             $ 617,962
      ==========================================================================

NET ASSETS:
      Paid in Capital (unlimited authorization --
           $0.01 par value)                                           $ 617,784
      Undistributed net investment income                                     4
      Accumulated net realized gain
           on investments                                                   174
      --------------------------------------------------------------------------

      NET ASSETS [100.0%]                                             $ 617,962
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Institutional Class
        ($79,412,828 / 79,387,390 shares)                             $    1.00
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class A
        ($505,028,960 / 504,885,797 shares)                           $    1.00
      ==========================================================================

      Net Asset Value, Offering and Redemption
        Price Per Share -- Class S
        ($33,520,273 / 33,511,266 shares)                             $    1.00
      ==========================================================================

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2004.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D)   SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.
(E)   SECURITY DERIVES FROM A GUARANTEED AGREEMENT.
(F) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
LP -- LIMITED PARTNERSHIP
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 55

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                                             LARGE CAP VALUE   LARGE CAP GROWTH     RCB SMALL CAP     TECHNOLOGY
                                                               EQUITY FUND        EQUITY FUND        VALUE FUND       GROWTH FUND
                                                                  (000)              (000)              (000)            (000)
                                                             --------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend                                                      $   779            $   321           $   473            $   8
   Interest                                                           10                  8                55                1
   Less: Foreign tax withheld                                         --                 --                (2)              --
---------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                        789                329               526                9
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                          255                188               311               19
   Shareholder Servicing Fees--Institutional Class                    92                 63                19                3
   Shareholder Servicing Fees--Class A(1)                             21                 18                27                7
   Shareholder Servicing Fees--Class R(1)                             --                 --               119               --
   Administrative Fees                                                39                 27                35                2
   Transfer Agent Fees                                                 4                  3                 4               --
   Professional Fees                                                   4                  4                 4                1
   Trustee Fees                                                        1                  1                 1               --
   Registration and Filing Fees                                        1                  1                 1               --
   Custodian Fees                                                     --                 --                 1               --
   Printing Fees                                                      --                  1                 1               --
   Insurance and Other Fees                                            3                  2                 2                1
---------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                 420                308               525               33
---------------------------------------------------------------------------------------------------------------------------------
   Recapture of Investment Advisory Fees Waived(2)                    11                  7                13               --
   Less, Waiver of:
      Investment Advisory Fees                                        --                 --                --               (1)
      Administrative Fees                                             (5)                (3)               (5)              --
      Transfer Agent Fees                                             (4)                (3)               (4)              --
---------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                      422                309               529               32
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                         367                 20                (3)             (23)
---------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Securities Transactions           1,919                270             2,093             (242)
   Net Change in Unrealized Appreciation
      on Investments                                               4,512              1,045             4,851              175
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                  $ 6,798            $ 1,335           $ 6,941            $ (90)
=================================================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
(2)   SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 56

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                                                                                CALIFORNIA
                                                               CORPORATE        GOVERNMENT      TAX EXEMPT       HIGH YIELD
                                                               BOND FUND         BOND FUND       BOND FUND        BOND FUND
                                                                 (000)             (000)           (000)            (000)
                                                               ------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                      $ 2,060           $ 587           $ 554           $ 3,290
---------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                      2,060             587             554             3,290
---------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                          181              81              49               278
   Shareholder Servicing Fees--Institutional Class                   110              47              42                43
   Shareholder Servicing Fees--Class A(1)                              6               1               7               108
   Administrative Fees                                                43              18              17                35
   Transfer Agent Fees                                                 5               2               2                 4
   Professional Fees                                                   4               1               1                 5
   Trustee Fees                                                        1              --              --                 1
   Registration and Filing Fees                                        1               1               1                 1
   Custodian Fees                                                      3              --               1                 2
   Printing Fees                                                       2               1               1                 2
   Insurance and Other Fees                                            3               1               1                 2
---------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                 359             153             122               481
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                        (6)            (16)            (23)              (42)
      Administrative Fees                                             (6)             (2)             (2)               (5)
      Transfer Agent Fees                                             (5)             (2)             (2)               (4)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                      342             133              95               430
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                              1,718             454             459             2,860
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Transactions                    302             116              38               570
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                                (967)           (383)           (112)              735
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                  $ 1,053           $ 187           $ 385           $ 4,165
===========================================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 57

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                                                                  CALIFORNIA
                                                                 PRIME            GOVERNMENT           TAX EXEMPT
                                                                 MONEY               MONEY                MONEY
                                                              MARKET FUND         MARKET FUND          MARKET FUND
                                                                 (000)               (000)                (000)
                                                              ----------------------------------------------------
INVESTMENT INCOME:
   Interest                                                     $ 7,349             $ 26,302             $ 7,617
------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                     7,349               26,302               7,617
------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                       1,517                5,685               1,927
   Shareholder Servicing Fees--Institutional Class                  785                  130                 267
   Shareholder Servicing Fees--Class A(1)                         1,353               14,482               4,316
   Shareholder Servicing Fees--Class S(1)                           839                1,514                 258
   Administrative Fees                                              572                2,059                 676
   Transfer Agent Fees                                               63                  228                  75
   Professional Fees                                                 48                  167                  55
   Trustee Fees                                                      13                   51                  15
   Registration and Filing Fees                                       8                   32                  10
   Custodian Fees                                                    34                  125                  28
   Printing Fees                                                     20                   65                  26
   Insurance and Other Fees                                          40                  135                  47
------------------------------------------------------------------------------------------------------------------
      Total Expenses                                              5,292               24,673               7,700
------------------------------------------------------------------------------------------------------------------
   Recapture of Investment Advisory Fees Waived(2)                  141                  285                  --
   Less, Waiver of:
      Investment Advisory Fees                                       --                   --                (530)
      Administrative Fees                                           (81)                (260)                (92)
      Shareholder Servicing Fees --Class A(1)                      (504)              (5,400)             (1,567)
      Shareholder Servicing Fees -- Class S(1)                     (145)                (260)                (50)
      Transfer Agent Fees                                           (63)                (228)                (75)
------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                   4,640               18,810               5,386
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                             2,709                7,492               2,231
------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Transactions                     4                    6                 177
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 2,713             $  7,498             $ 2,408
==================================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
(2)   SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 58

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                                    LARGE CAP VALUE                   LARGE CAP GROWTH
                                                                   EQUITY FUND (000)                  EQUITY FUND (000)
                                                              --------------------------        --------------------------

                                                                  2004             2003             2004             2003
----------------------------------------------------------------------------------------        --------------------------
OPERATIONS:
    Net Investment Income                                     $    367         $    336         $     20         $     29
    Net Realized Gain (Loss) from
        Security Transactions                                    1,919             (230)             270             (274)
    Net Change in Unrealized Appreciation
        on Investments                                           4,512            6,334            1,045            4,023
----------------------------------------------------------------------------------------        --------------------------
        Net Increase (Decrease) in Net Assets
          Resulting from Operations                              6,798            6,440            1,335            3,778
----------------------------------------------------------------------------------------        --------------------------
DIVIDENDS FROM:
    Net Investment Income:
    INSTITUTIONAL CLASS                                           (335)            (326)             (17)             (29)
    CLASS A                                                        (32)             (10)              --               --
----------------------------------------------------------------------------------------        --------------------------
        Total Dividends                                           (367)            (336)             (17)             (29)
----------------------------------------------------------------------------------------        --------------------------
CAPITAL SHARE TRANSACTIONS:(1)
    INSTITUTIONAL CLASS:
    Shares Issued                                                7,249            9,863            7,697            9,131
    Shares Issued in Lieu of Dividends & Distributions              78               75                5                9
    Shares Redeemed                                             (7,981)          (6,133)          (5,658)          (4,620)
----------------------------------------------------------------------------------------        --------------------------
        Increase (Decrease) in Net Assets from
          Institutional Class Share Transactions                  (654)           3,805            2,044            4,520
----------------------------------------------------------------------------------------        --------------------------
    CLASS A:
    Shares Issued                                                4,721              949            3,941            1,028
    Shares Issued in Lieu of Dividends & Distributions              21                8               --               --
    Shares Redeemed                                               (702)            (152)            (719)             (76)
----------------------------------------------------------------------------------------        --------------------------
        Increase in Net Assets from
          Class A Share Transactions                             4,040              805            3,222              952
----------------------------------------------------------------------------------------        --------------------------
Net Increase in Net Assets from
  Share Transactions                                             3,386            4,610            5,266            5,472
----------------------------------------------------------------------------------------        --------------------------
Total Increase in Net Assets                                     9,817           10,714            6,584            9,221
----------------------------------------------------------------------------------------        --------------------------

NET ASSETS:
    Beginning of Year                                           34,808           24,094           24,214           14,993
----------------------------------------------------------------------------------------        --------------------------
    End of Year                                               $ 44,625         $ 34,808         $ 30,798         $ 24,214
========================================================================================        ==========================
Undistributed (Distributions in excess of)
Net Investment Income                                         $     (1)        $     --         $      3         $     --
----------------------------------------------------------------------------------------        --------------------------

(1) SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                                      RCB SMALL CAP                 TECHNOLOGY GROWTH
                                                                     VALUE FUND (000)                   FUND (000)
                                                              --------------------------        ------------------------

                                                                  2004             2003            2004            2003
----------------------------------------------------------------------------------------        ------------------------
OPERATIONS:
    Net Investment Income (Loss)                              $     (3)        $    (59)        $   (23)        $   (14)
    Net Realized Gain (Loss) from
        Security Transactions                                    2,093               97            (242)           (330)
    Net Change in Unrealized Appreciation
        (Depreciation) on Investments                            4,851            5,967             175             934
----------------------------------------------------------------------------------------        ------------------------
        Net Increase (Decrease) in Net Assets
          Resulting from Operations                              6,941            6,005             (90)            590
----------------------------------------------------------------------------------------        ------------------------
DIVIDENDS & DISTRIBUTIONS FROM:
    Net Investment Income:
    INSTITUTIONAL CLASS                                             --               --              --              --
    CLASS A                                                         --               --              --              --
    Realized Capital Gains:
    INSTITUTIONAL CLASS                                            (23)              --              --              --
    CLASS A                                                        (11)              --              --              --
    CLASS R                                                        (53)              --              --              --
----------------------------------------------------------------------------------------        ------------------------
        Total Dividends & Distributions                            (87)              --              --              --
----------------------------------------------------------------------------------------        ------------------------
CAPITAL SHARE TRANSACTIONS:(1)
    INSTITUTIONAL CLASS:
    Shares Issued                                                4,885            3,658             268             447
    Shares Issued in Lieu of Dividends & Distributions              14               --              --              --
    Shares Redeemed                                             (3,741)            (609)           (185)           (418)
----------------------------------------------------------------------------------------        ------------------------
        Increase (Decrease) in Net Assets from
          Institutional Class Share Transactions                 1,158            3,049              83              29
----------------------------------------------------------------------------------------        ------------------------
    CLASS A:
    Shares Issued                                                6,794            1,739             633             249
    Shares Issued in Lieu of Dividends & Distributions               8               --              --              --
    Shares Redeemed                                             (2,541)            (137)           (273)             (2)
----------------------------------------------------------------------------------------        ------------------------
        Increase (Decrease) in Net Assets from
          Class A Share Transactions                             4,261            1,602             360             247
----------------------------------------------------------------------------------------        ------------------------
    CLASS R:
    Shares Issued                                               20,199            1,791              --              --
    Shares Issued in Lieu of Dividends & Distributions              52               --              --              --
    Shares Redeemed                                             (2,432)          (1,912)             --              --
----------------------------------------------------------------------------------------        ------------------------
        Increase (Decrease) in Net Assets from
          Class R Share Transactions                            17,819             (121)             --              --
----------------------------------------------------------------------------------------        ------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                            23,238            4,530             443             276
----------------------------------------------------------------------------------------        ------------------------
Total Increase (Decrease) in Net Assets                         30,092           10,535             353             866
----------------------------------------------------------------------------------------        ------------------------

NET ASSETS:
    Beginning of Year                                           22,887           12,352           1,863             997
----------------------------------------------------------------------------------------        ------------------------
    End of Year                                               $ 52,979         $ 22,887         $ 2,216         $ 1,863
========================================================================================        ========================
Undistributed Net Investment Income                           $     --         $     --         $    --         $    --
----------------------------------------------------------------------------------------        ------------------------

(1) SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 60

                                                                    CORPORATE BOND                       GOVERNMENT
                                                                       FUND (000)                      BOND FUND (000)
                                                              --------------------------        --------------------------

                                                                  2004             2003             2004             2003
----------------------------------------------------------------------------------------        --------------------------
OPERATIONS:
    Net Investment Income (Loss)                              $  1,718         $  1,843         $    454         $    506
    Net Realized Gain (Loss) from
        Security Transactions                                      302              764              116              225
    Net Change in Unrealized Appreciation
        (Depreciation) on Investments                             (967)             212             (383)            (337)
----------------------------------------------------------------------------------------        --------------------------
        Net Increase (Decrease) in Net Assets
          Resulting from Operations                              1,053            2,819              187              394
----------------------------------------------------------------------------------------        --------------------------
DIVIDENDS & DISTRIBUTIONS FROM:
    Net Investment Income:
    INSTITUTIONAL CLASS                                         (1,679)          (1,814)            (446)            (502)
    CLASS A                                                        (39)             (29)              (4)             (17)
    Realized Capital Gains:
    INSTITUTIONAL CLASS                                           (412)              --             (210)             (20)
    CLASS A                                                         (5)              --               (1)              (1)
    CLASS R                                                         --               --               --               --
----------------------------------------------------------------------------------------        --------------------------
        Total Dividends & Distributions                         (2,135)          (1,843)            (661)            (540)
----------------------------------------------------------------------------------------        --------------------------
CAPITAL SHARE TRANSACTIONS:(1)
    INSTITUTIONAL CLASS:
    Shares Issued                                               16,489           11,836            9,591            6,897
    Shares Issued in Lieu of Dividends & Distributions             353              327              179              111
    Shares Redeemed                                            (10,957)         (11,675)          (3,994)          (5,779)
----------------------------------------------------------------------------------------        --------------------------
        Increase (Decrease) in Net Assets from
          Institutional Class Share Transactions                 5,885              488            5,776            1,229
----------------------------------------------------------------------------------------        --------------------------
    CLASS A:
    Shares Issued                                                1,209              467              433              332
    Shares Issued in Lieu of Dividends & Distributions              26               14                3                4
    Shares Redeemed                                               (522)            (210)             (15)            (832)
----------------------------------------------------------------------------------------        --------------------------
        Increase (Decrease) in Net Assets from
          Class A Share Transactions                               713              271              421             (496)
----------------------------------------------------------------------------------------        --------------------------
    CLASS R:
    Shares Issued                                                   --               --               --               --
    Shares Issued in Lieu of Dividends & Distributions              --               --               --               --
    Shares Redeemed                                                 --               --               --               --
----------------------------------------------------------------------------------------        --------------------------
        Increase (Decrease) in Net Assets from
          Class R Share Transactions                                --               --               --               --
----------------------------------------------------------------------------------------        --------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                             6,598              759            6,197              733
----------------------------------------------------------------------------------------        --------------------------
Total Increase (Decrease) in Net Assets                          5,516            1,735            5,723              587
----------------------------------------------------------------------------------------        --------------------------

NET ASSETS:
    Beginning of Year                                           43,086           41,351           15,614           15,027
----------------------------------------------------------------------------------------        --------------------------
    End of Year                                               $ 48,602         $ 43,086         $ 21,337         $ 15,614
========================================================================================        ==========================
Undistributed Net Investment Income                           $     --         $     --         $     --         $     --
----------------------------------------------------------------------------------------        --------------------------


                                                                 CALIFORNIA TAX EXEMPT
                                                                     BOND FUND (000)
                                                               --------------------------

                                                                   2004             2003
-----------------------------------------------------------------------------------------
OPERATIONS:
     Net Investment Income                                     $    459         $    437
     Net Realized Gain (Loss) from
        Security Transactions                                        38              209
     Net Change in Unrealized Appreciation
        (Depreciation) on Investments                              (112)            (261)
-----------------------------------------------------------------------------------------
        Net Increase in Net Assets
           Resulting from Operations                                385              385
-----------------------------------------------------------------------------------------
DIVIDENDS & Distributions from:
     Net Investment Income:
     INSTITUTIONAL CLASS                                           (425)            (440)
     CLASS A                                                        (34)             (10)
     CLASS S                                                         --               --
     Realized Capital Gains:
     INSTITUTIONAL CLASS                                           (189)            (275)
     CLASS A                                                        (13)              (3)
-----------------------------------------------------------------------------------------
        Total Dividends & Distributions                            (661)            (728)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     INSTITUTIONAL CLASS:
     Shares Issued                                                7,171            2,552
     Shares Issued in Lieu of Dividends & Distributions              83               84
     Shares Redeemed                                             (3,735)          (3,900)
-----------------------------------------------------------------------------------------
        Increase (Decrease) in Net Assets From
           Institutional Share Transactions                       3,519           (1,264)
-----------------------------------------------------------------------------------------
     CLASS A:
     Shares Issued                                                1,710              805
     Shares Issued in Lieu of Dividends & Distributions              32                5
     Shares Redeemed                                                (35)             (85)
-----------------------------------------------------------------------------------------
        Increase (Decrease) in Net Assets From
           Class A Share Transactions                             1,707              725
-----------------------------------------------------------------------------------------
     CLASS S:
     Shares Issued                                                   --               --
     Shares Issued in Lieu of Dividends & Distributions              --               --
     Shares Redeemed                                                 --               --
-----------------------------------------------------------------------------------------
        Increase (Decrease) in Net Assets from
           Class S Share Transactions                                --               --
-----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
     Share Transactions                                           5,226             (539)
-----------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                           4,950             (882)
-----------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Year                                           15,278           16,160
-----------------------------------------------------------------------------------------
     End of Year                                               $ 20,228         $ 15,278
=========================================================================================
Undistributed Net Investment Income/(Distributions
  in Excess of Net Investment Income)                          $     --         $     --
-----------------------------------------------------------------------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 61

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                                       HIGH YIELD                            PRIME MONEY
                                                                     BOND FUND (000)                      MARKET FUND (000)
                                                               --------------------------        ------------------------------

                                                                   2004             2003                2004              2003
-----------------------------------------------------------------------------------------        ------------------------------
OPERATIONS:
     Net Investment Income                                     $  2,860         $  1,993         $     2,709         $   3,295
     Net Realized Gain (Loss) from
        Security Transactions                                       570             (234)                  4                77
     Net Change in Unrealized Appreciation
        on Investments                                              735            2,298                  --                --
-----------------------------------------------------------------------------------------        ------------------------------
        Net Increase in Net Assets
           Resulting from Operations                              4,165            4,057               2,713             3,372
-----------------------------------------------------------------------------------------        ------------------------------
DIVIDENDS & Distributions from:
     Net Investment Income:
     INSTITUTIONAL CLASS                                         (1,366)          (1,009)             (1,845)           (1,920)
     CLASS A                                                     (1,480)            (981)               (642)           (1,024)
     CLASS S                                                         --               --                (233)             (366)
     Realized Capital Gains:
     INSTITUTIONAL CLASS                                             --               --                  --                --
     CLASS A                                                         --               --                  --                --
-----------------------------------------------------------------------------------------        ------------------------------
        Total Dividends & Distributions                          (2,846)          (1,990)             (2,720)           (3,310)
-----------------------------------------------------------------------------------------        ------------------------------
CAPITAL SHARE TRANSACTIONS(1):
     INSTITUTIONAL CLASS:
     Shares Issued                                                9,880            3,212           1,030,373           854,421
     Shares Issued in Lieu of Dividends & Distributions             736              596                 375               407
     Shares Redeemed                                             (1,740)          (1,489)           (950,623)         (858,546)
-----------------------------------------------------------------------------------------        ------------------------------
        Increase (Decrease) in Net Assets From
           Institutional Share Transactions                       8,876            2,319              80,125            (3,718)
-----------------------------------------------------------------------------------------        ------------------------------
     CLASS A:
     Shares Issued                                               12,671           10,988             697,874           617,388
     Shares Issued in Lieu of Dividends & Distributions             897              640                 154               276
     Shares Redeemed                                            (10,513)          (5,166)           (702,159)         (641,303)
-----------------------------------------------------------------------------------------        ------------------------------
        Increase (Decrease) in Net Assets From
           Class A Share Transactions                             3,055            6,462              (4,131)          (23,639)
-----------------------------------------------------------------------------------------        ------------------------------
     CLASS S:
     Shares Issued                                                   --               --             460,307           381,285
     Shares Issued in Lieu of Dividends & Distributions              --               --                  --                --
     Shares Redeemed                                                 --               --            (463,168)         (391,853)
-----------------------------------------------------------------------------------------        ------------------------------
        Increase (Decrease) in Net Assets from
           Class S Share Transactions                                --               --              (2,861)          (10,568)
-----------------------------------------------------------------------------------------        ------------------------------
Net Increase (Decrease) in Net Assets from
     Share Transactions                                          11,931            8,781              73,133           (37,925)
-----------------------------------------------------------------------------------------        ------------------------------
Total Increase (Decrease) in Net Assets                          13,250           10,848              73,126           (37,863)
-----------------------------------------------------------------------------------------        ------------------------------

NET ASSETS:
     Beginning of Year                                           30,265           19,417             610,902           648,765
-----------------------------------------------------------------------------------------        ------------------------------
     End of Year                                               $ 43,515         $ 30,265         $   684,028         $ 610,902
=========================================================================================        ==============================
Undistributed Net Investment Income/(Distributions
  in Excess of Net Investment Income)                          $     --         $    (14)        $        --         $      11
-----------------------------------------------------------------------------------------        ------------------------------

(1) SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 62

                                                                        GOVERNMENT MONEY                    CALIFORNIA TAX EXEMPT
                                                                        MARKET FUND (000)                  MONEY MARKET FUND (000)
                                                               --------------------------------     --------------------------------

                                                                      2004                2003             2004                2003
-----------------------------------------------------------------------------------------------     --------------------------------
OPERATIONS:
     Net Investment Income                                     $     7,492         $    11,320      $     2,231         $     2,993
     Net Realized Gain (Loss) from
        Security Transactions                                            6                  61              177                  20
     Net Change in Unrealized Appreciation
        (Depreciation) on Investments                                   --                  --               --                  --
-----------------------------------------------------------------------------------------------     --------------------------------
        Net Increase in Net Assets
           Resulting from Operations                                 7,498              11,381            2,408               3,013
-----------------------------------------------------------------------------------------------     --------------------------------
DIVIDENDS & Distributions from:
     Net Investment Income:
     INSTITUTIONAL CLASS                                              (293)               (375)            (539)               (488)
     CLASS A                                                        (6,772)            (10,315)          (1,641)             (2,422)
     CLASS S                                                          (427)               (666)             (51)                (83)
     Realized Capital Gains:
     INSTITUTIONAL CLASS                                                --                  --               --                  --
     CLASS A                                                            --                  --               --                  --
-----------------------------------------------------------------------------------------------     --------------------------------
        Total Dividends & Distributions                             (7,492)            (11,356)          (2,231)             (2,993)
-----------------------------------------------------------------------------------------------     --------------------------------
CAPITAL SHARE TRANSACTIONS:
     INSTITUTIONAL CLASS:
     Shares Issued                                                 579,828             619,561        1,066,689             724,038
     Shares Issued in Lieu of Dividends & Distributions                  1                  --                1                  --
     Shares Redeemed                                              (593,062)           (614,704)      (1,075,122)           (695,143)
-----------------------------------------------------------------------------------------------     --------------------------------
        Increase (Decrease) in Net Assets From
           Institutional Share Transactions                        (13,233)              4,857           (8,432)             28,895
-----------------------------------------------------------------------------------------------     --------------------------------
     CLASS A:
     Shares Issued                                               4,331,865           4,182,886        1,454,752           1,144,275
     Shares Issued in Lieu of Dividends & Distributions              4,840               7,038            1,367               2,108
     Shares Redeemed                                            (4,539,896)         (4,278,238)      (1,490,415)         (1,126,487)
-----------------------------------------------------------------------------------------------     --------------------------------
        Increase (Decrease) in Net Assets From
           Class A Share Transactions                             (203,191)            (88,314)         (34,296)             19,896
-----------------------------------------------------------------------------------------------     --------------------------------
     CLASS S:
     Shares Issued                                                 739,765             601,546          256,655             145,218
     Shares Issued in Lieu of Dividends & Distributions                 --                  --               --                  --
     Shares Redeemed                                              (668,217)           (629,397)        (247,146)           (150,843)
-----------------------------------------------------------------------------------------------     --------------------------------
        Increase (Decrease) in Net Assets from
           Class S Share Transactions                               71,548             (27,851)           9,509              (5,625)
-----------------------------------------------------------------------------------------------     --------------------------------
Net Increase (Decrease) in Net Assets from
     Share Transactions                                           (144,876)           (111,308)         (33,219)             43,166
-----------------------------------------------------------------------------------------------     --------------------------------
Total Increase (Decrease) in Net Assets                           (144,870)           (111,283)         (33,042)             43,186
-----------------------------------------------------------------------------------------------     --------------------------------

NET ASSETS:
     Beginning of Year                                           2,309,240           2,420,523          651,004             607,818
-----------------------------------------------------------------------------------------------     --------------------------------
     End of Year                                               $ 2,164,370         $ 2,309,240      $   617,962         $   651,004
===============================================================================================     ================================
Undistributed Net Investment Income/(Distributions
  in Excess of Net Investment Income)                          $        --         $        --      $         4         $        --
-----------------------------------------------------------------------------------------------     --------------------------------


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 63

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                NET
                 NET                   REALIZED AND                           DISTRIBUTIONS          NET                     NET
               ASSET           NET       UNREALIZED     DIVIDENDS                      FROM        ASSET                  ASSETS
               VALUE    INVESTMENT   GAINS (LOSSES)      FROM NET    RETURN        REALIZED        VALUE                     END
           BEGINNING        INCOME               ON    INVESTMENT        OF         CAPITAL          END      TOTAL    OF PERIOD
           OF PERIOD        (LOSS)       SECURITIES        INCOME   CAPITAL           GAINS    OF PERIOD    RETURN++        (000)
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
2004         $  7.41       $  0.08^          $ 1.36^      $(0.08)    $   --         $    --      $  8.77       19.40%    $38,344
2003            6.04          0.07             1.37        (0.07)        --              --         7.41       24.03      33,016
2002            7.63          0.07            (1.47)       (0.07)        --           (0.12)        6.04      (18.88)     23,325
2001           10.04          0.07            (1.57)       (0.07)        --           (0.84)        7.63      (16.36)     27,293
2000           10.00          0.06             0.04        (0.06)        --              --        10.04        0.99      29,344
Class A (commenced operations on April 13, 2000)
2004         $  7.41       $  0.05^          $ 1.36^      $(0.06)    $   --         $    --      $  8.76       19.01%    $ 6,281
2003            6.04          0.06             1.37        (0.06)        --              --         7.41       23.75       1,792
2002            7.62          0.05            (1.46)       (0.05)        --           (0.12)        6.04      (18.97)        769
2001           10.04          0.04            (1.58)       (0.04)        --           (0.84)        7.62      (16.68)        704
2000            9.55          0.03             0.49        (0.03)        --              --        10.04        5.48         732
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
2004         $  6.37       $  0.01^          $ 0.38^      $   --^^   $   --         $    --      $  6.76        6.20%    $25,575
2003            5.25          0.01^            1.12^       (0.01)        --              --         6.37       21.51      22,249
2002            6.36       $    --            (1.11)          --         --              --         5.25      (17.45)     14,195
2001            9.37         (0.02)           (2.99)          --         --              --         6.36      (32.12)     15,550
2000           10.00         (0.02)           (0.61)          --         --              --         9.37       (6.30)     21,639
Class A (commenced operations on March 28, 2000)
2004         $  6.32       $ (0.01)^         $ 0.38^      $   --^^   $   --         $    --      $  6.69        5.87%    $ 5,223
2003            5.21         (0.01)^           1.12^          --         --              --         6.32       21.31       1,965
2002            6.33         (0.02)           (1.10)          --         --              --         5.21      (17.69)        798
2001            9.35         (0.03)           (2.99)          --         --              --         6.33      (32.30)        636
2000           10.70         (0.01)           (1.34)          --         --              --         9.35      (12.62)        592
---------------------------------------------------------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
2004         $ 21.92       $  0.06^          $ 5.40^      $   --     $   --         $ (0.08)     $ 27.30       24.97%    $ 8,955
2003           15.06         (0.04)^           6.90^          --         --              --        21.92       45.55       6,236
2002           17.11         (0.07)           (1.98)          --         --              --        15.06      (11.98)      1,768
Class A (commenced operations on October 3, 2001)
2004         $ 21.84       $ (0.02)^         $ 5.39^      $   --     $   --         $ (0.08)     $ 27.13       24.64%    $ 7,551
2003           15.04         (0.08)^           6.88^          --         --              --        21.84       45.21       2,384
2002           17.11         (0.05)           (2.02)          --         --              --        15.04      (12.10)        410
Class R (commenced operations on September 30, 1998)(2)
2004         $ 21.81       $ (0.02)^         $ 5.38^      $   --     $   --         $ (0.08)     $ 27.09       24.63%    $36,473
2003           15.02         (0.07)^           6.86^          --         --              --        21.81       45.21      14,267
2002           16.94         (0.12)           (1.80)          --         --              --        15.02      (11.33)     10,174
2001*          18.84         (0.02)           (1.88)          --         --              --        16.94      (10.08)      8,122
2001+          15.80         (0.09)            3.85           --      (0.35)          (0.37)       18.84       24.34       8,869
2000+          15.93         (0.06)            0.52           --         --           (0.59)       15.80        3.28       5,193
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
2004         $  3.50       $ (0.03)^         $(0.01)^     $   --     $   --         $    --      $  3.46       (1.14)%   $   976
2003            2.26         (0.02)            1.26           --         --              --         3.50       54.87         913
2002            3.54         (0.03)           (1.25)          --         --              --         2.26      (36.16)        565
2001           10.00         (0.02)           (6.43)       (0.01)        --              --         3.54      (64.56)        907
Class A (commenced operations on October 23, 2000)
2004         $  3.48       $ (0.04)^         $(0.02)^     $   --     $   --         $    --      $  3.42       (1.72)%   $ 1,240
2003            2.25         (0.03)            1.26           --         --              --         3.48       54.67         950
2002            3.54         (0.04)           (1.25)          --         --              --         2.25      (36.44)        432
2001           10.31         (0.03)           (6.73)       (0.01)        --              --         3.54      (65.37)        481

                                                                                                        RATIO
                                                                                                  OF EXPENSES
                                                                                         RATIO     TO AVERAGE
                                                                                        OF NET     NET ASSETS
                                                                         RATIO      INVESTMENT     (EXCLUDING
                                                                   OF EXPENSES   INCOME (LOSS)      WAIVERS &   PORTFOLIO
                                                                    TO AVERAGE      TO AVERAGE      RECAPTURE    TURNOVER
                                                                 NET ASSETS(1)   NET ASSETS(1)       FEES)(1)        RATE
--------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
2004                                                                       0.97%          0.92%          0.97%         36%
2003                                                                       1.00           1.12           1.00          39
2002                                                                       1.00           0.90           1.05          42
2001                                                                       1.00           0.74           1.09          51
2000                                                                       1.00           0.87           1.12          38
Class A (commenced operations on April 13, 2000)
2004                                                                       1.22%          0.64%          1.22%         36%
2003                                                                       1.25           0.84           1.25          39
2002                                                                       1.25           0.65           1.30          42
2001                                                                       1.25           0.49           1.34          51
2000                                                                       1.25           0.62           1.37          38
--------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
2004                                                                       1.01%          0.10%          1.01%         50%
2003                                                                       1.05           0.16           1.03          43
2002                                                                       1.05          (0.04)          1.09          31
2001                                                                       1.05          (0.22)          1.13          58
2000                                                                       1.05          (0.31)          1.16          51
Class A (commenced operations on March 28, 2000)
2004                                                                       1.26%         (0.14)%         1.26%         50%
2003                                                                       1.30          (0.09)          1.29          43
2002                                                                       1.30          (0.29)          1.34          31
2001                                                                       1.30          (0.47)          1.38          58
2000                                                                       1.30          (0.56)          1.41          51
--------------------------------------------------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
2004                                                                       1.21%          0.23%          1.20%         40%
2003                                                                       1.24          (0.20)          1.24          65
2002                                                                       1.24          (0.46)          1.28          39
Class A (commenced operations on October 3, 2001)
2004                                                                       1.49%         (0.07)%         1.48%         40%
2003                                                                       1.49          (0.45)          1.49          65
2002                                                                       1.49          (0.74)          1.53          39
Class R (commenced operations on September 30, 1998)(2)
2004                                                                       1.49%         (0.07)%         1.48%         40%
2003                                                                       1.49          (0.41)          1.49          65
2002                                                                       1.49          (0.70)          1.53          39
2001*                                                                      1.26          (0.51)          2.63           5
2001+                                                                      1.49          (0.69)          2.85          43
2000+                                                                      1.49          (0.50)          3.49          60
--------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
2004                                                                       1.20%         (0.82)%         1.28%         33%
2003                                                                       1.20          (0.78)          1.36          29
2002                                                                       1.20          (0.88)          1.37          24
2001                                                                       1.20          (0.38)+++       1.41          23
Class A (commenced operations on October 23, 2000)
2004                                                                       1.50%         (1.12)%         1.58%         33%
2003                                                                       1.50          (1.08)          1.66          29
2002                                                                       1.50          (1.18)          1.67          24
2001                                                                       1.50          (1.04)+++       1.71          23

*     FOR THE THREE MONTH PERIOD ENDING SEPTEMBER 30, 2001.
+     FOR THE YEARS ENDING JUNE 30.
++ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.
+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
^     PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES METHOD.
^^    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ON OCTOBER 3, 2001, THE RCB SMALL CAP FUND EXCHANGED ALL OF ITS ASSETS AND LIABILITIES FOR SHARES OF THE CNI CHARTER RCB SMALL CAP VALUE FUND. THE CNI CHARTER RCB SMALL CAP VALUE FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO OCTOBER 3, 2001 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 64

                                              NET
                NET                  REALIZED AND                DISTRIBUTIONS          NET                    NET
              ASSET                    UNREALIZED    DIVIDENDS            FROM        ASSET                 ASSETS          RATIO
              VALUE           NET  GAINS (LOSSES)     FROM NET        REALIZED        VALUE                    END    OF EXPENSES
          BEGINNING    INVESTMENT              ON   INVESTMENT         CAPITAL          END      TOTAL   OF PERIOD     TO AVERAGE
          OF PERIOD        INCOME      SECURITIES       INCOME           GAINS    OF PERIOD   RETURN++       (000)   NET ASSETS(1)
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2004        $ 10.89        $ 0.41^        $ (0.18)^    $ (0.41)        $ (0.11)     $ 10.60       2.15%    $47,080           0.75%
2003          10.65          0.46            0.24        (0.46)             --        10.89       6.74      42,256           0.75
2002          10.72          0.53            0.09        (0.53)          (0.16)       10.65       6.06      40,807           0.75
2001          10.14          0.60            0.60        (0.60)          (0.02)       10.72      12.14      32,800           0.75
2000          10.00          0.42            0.14        (0.42)             --        10.14       5.76      22,711           0.75
Class A (commenced operations on April 13, 2000)
2004        $ 10.89        $ 0.37^        $ (0.16)^    $ (0.38)        $ (0.11)     $ 10.61       1.99%    $ 1,522           1.00%
2003          10.65          0.44            0.23        (0.43)             --        10.89       6.47         830           1.00
2002          10.73          0.50            0.08        (0.50)          (0.16)       10.65       5.69         544           1.00
2001          10.13          0.57            0.62        (0.57)          (0.02)       10.73      12.08          93           1.00
2000          10.06          0.31            0.07        (0.31)             --        10.13       3.81         424           1.00
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2004        $ 10.93        $ 0.25^        $ (0.17)^    $ (0.25)        $ (0.14)     $ 10.62       0.81%    $20,901           0.70%
2003          11.02          0.36^          (0.07)^      (0.37)          (0.01)       10.93       2.68*     15,596           0.70
2002          10.80          0.44            0.34        (0.44)          (0.12)       11.02       7.53      14,502           0.70
2001          10.17          0.53            0.63        (0.53)             --        10.80      11.67      12,648           0.70
2000          10.00          0.38            0.17        (0.38)             --        10.17       5.64      11,233           0.70
Class A (commenced operations on April 13, 2000)
2004        $ 10.95        $ 0.23^        $ (0.17)^    $ (0.23)        $ (0.14)     $ 10.64       0.55%    $   436           0.95%
2003          11.01          0.33^          (0.04)^      (0.34)          (0.01)       10.95       2.71*         18           0.95
2002          10.77          0.43            0.34        (0.41)          (0.12)       11.01       7.47         525           0.95
2001          10.16          0.49            0.63        (0.51)             --        10.77      11.25           4           0.95
2000          10.06          0.23            0.10        (0.23)             --        10.16       3.37          49           0.95
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2004        $ 10.60        $ 0.27^        $ (0.06)^    $ (0.27)        $ (0.13)     $ 10.41       2.00%    $17,789           0.50%
2003          10.83          0.31           (0.04)       (0.31)          (0.19)       10.60       2.63      14,546           0.50
2002          10.50          0.36            0.41        (0.35)          (0.09)       10.83       7.58      16,147           0.50
2001          10.22          0.43            0.30        (0.43)          (0.02)       10.50       7.21      15,526           0.50
2000          10.00          0.32            0.22        (0.32)             --        10.22       5.43      11,638           0.50
Class A (commenced operations on April 13, 2000)
2004        $ 10.62        $ 0.24^        $ (0.05)^    $ (0.24)        $ (0.13)     $ 10.44       1.84%    $ 2,439           0.75%
2003          10.85          0.27           (0.02)       (0.29)          (0.19)       10.62       2.37         732           0.75
2002          10.51          0.33            0.43        (0.33)          (0.09)       10.85       7.40          13           0.75
2001          10.22          0.41            0.30        (0.40)          (0.02)       10.51       7.08           6           0.75
2000          10.10          0.20            0.12        (0.20)             --        10.22       3.20           1           0.75
----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2004        $  8.95        $ 0.72^        $  0.36^     $ (0.72)        $    --      $  9.31      12.47%    $22,860           1.00%
2003           8.16          0.76            0.79        (0.76)             --         8.95      19.75      13,387           1.00
2002           8.57          0.83           (0.40)       (0.84)             --         8.16       4.80      10,020           1.00
2001           9.76          0.98           (1.18)       (0.98)          (0.01)        8.57      (2.45)      9,310           1.00
2000          10.00          0.64           (0.24)       (0.64)             --         9.76       4.21       9,877           1.00
Class A (commenced operations on January 14, 2000)
2004        $  8.95        $ 0.70^        $  0.35^     $ (0.69)        $    --      $  9.31      12.14%    $20,655           1.30%
2003           8.16          0.74            0.78        (0.73)             --         8.95      19.39      16,878           1.30
2002           8.57          0.81           (0.40)       (0.82)             --         8.16       4.49       9,397           1.30
2001           9.76          0.95           (1.18)       (0.95)          (0.01)        8.57      (2.74)      3,973           1.30
2000          10.00          0.62           (0.24)       (0.62)             --         9.76       3.94       1,043           1.30

                                                                                      RATIO
                                                                                OF EXPENSES
                                                                         RATIO   TO AVERAGE
                                                                        OF NET   NET ASSETS
                                                                    INVESTMENT   (EXCLUDING
                                                                        INCOME    WAIVERS &   PORTFOLIO
                                                                    TO AVERAGE    RECAPTURE    TURNOVER
                                                                 NET ASSETS(1)     FEES)(1)        RATE
--------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2004                                                                      3.82%        0.79%         57%
2003                                                                      4.30         0.78          66
2002                                                                      5.04         0.82          55
2001                                                                      5.71+        0.86          83
2000                                                                      6.09         0.91           6
Class A (commenced operations on April 13, 2000)
2004                                                                      3.51%        1.04%         57%
2003                                                                      4.00         1.03          66
2002                                                                      4.71         1.07          55
2001                                                                      5.67+        1.11          83
2000                                                                      5.84         1.16           6
--------------------------------------------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2004                                                                      2.39%        0.81%        169%
2003                                                                      3.26         0.81          54
2002                                                                      4.11+        0.86          70
2001                                                                      5.04+        0.91         126
2000                                                                      5.49         0.97          21
Class A (commenced operations on April 13, 2000)
2004                                                                      2.14%        1.06%        169%
2003                                                                      3.00         1.06          54
2002                                                                      3.70         1.11          70
2001                                                                      5.03+        1.16         126
2000                                                                      5.24         1.22          21
--------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2004                                                                      2.55%        0.65%         51%
2003                                                                      2.91         0.65          68
2002                                                                      3.33         0.70          90
2001                                                                      4.11         0.75          56
2000                                                                      4.50         0.79          49
Class A (commenced operations on April 13, 2000)
2004                                                                      2.29%        0.90%         51%
2003                                                                      2.62         0.90          68
2002                                                                      3.05         0.95          90
2001                                                                      3.82         1.00          56
2000                                                                      4.25         1.04          49
--------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2004                                                                      7.87%        1.14%         35%
2003                                                                      8.84         1.13          36
2002                                                                      9.48         1.18          30
2001                                                                     10.52         1.23          12
2000                                                                      9.41         1.31           5
Class A (commenced operations on January 14, 2000)
2004                                                                      7.56%        1.44%         35%
2003                                                                      8.44         1.43          36
2002                                                                      9.03         1.48          30
2001                                                                     10.14         1.53          12
2000                                                                      9.11         1.61           5

* TOTAL RETURN FOR CLASS A OF THE GOVERNMENT BOND FUND IS GREATER THAN THE INSTITUTIONAL CLASS'S DUE TO A LARGE REDEMPTION DURING THE YEAR.
+ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.
++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
^     PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES METHOD.
(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 65

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEAR ENDED SEPTEMBER 30, OR PERIOD ENDED OCTOBER 31,

--------------------------------------------------------------------------------

                                                                                                               RATIO          RATIO
                     NET                                 NET                      NET                         OF NET    OF EXPENSES
                   ASSET                DIVIDENDS      ASSET                   ASSETS          RATIO      INVESTMENT     TO AVERAGE
                   VALUE         NET     FROM NET      VALUE                      END    OF EXPENSES          INCOME     NET ASSETS
               BEGINNING  INVESTMENT   INVESTMENT        END     TOTAL      OF PERIOD     TO AVERAGE      TO AVERAGE     (EXCLUDING
               OF PERIOD      INCOME       INCOME  OF PERIOD   RETURN+++        (000)  NET ASSETS(1)   NET ASSETS(1)    WAIVERS)(1)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
Institutional Class (commenced operations on March 23, 1998)
  2004             $1.00      $0.006      $(0.006)      $1.00       0.58%   $  367,209           0.63%          0.59%          0.63%
  2003              1.00       0.007       (0.007)       1.00       0.68       287,087           0.63           0.68           0.64
  2002              1.00       0.014       (0.014)       1.00       1.37       290,778           0.63           1.37           0.67
  2001              1.00       0.046       (0.046)       1.00       4.65       304,698           0.63           4.42++         0.71
  2000*             1.00       0.051       (0.051)       1.00       5.24       201,688           0.63           5.62+          0.71
  1999              1.00       0.045       (0.045)       1.00       4.61       137,659           0.63           4.51           0.79
Class A (commenced operations on October 18, 1999)
  2004             $1.00      $0.004      $(0.004)      $1.00       0.36%   $  201,058           0.85%          0.35%          1.13%
  2003              1.00       0.005       (0.005)       1.00       0.46       205,191           0.85           0.47           1.14
  2002              1.00       0.011       (0.011)       1.00       1.15       228,807           0.85           1.15           1.17
  2001              1.00       0.043       (0.043)       1.00       4.42       243,340           0.85           4.39++         1.21
  2000*             1.00       0.049       (0.049)       1.00       5.03       251,225           0.85           5.61+          1.21
  1999              1.00       0.002       (0.002)       1.00       0.18         4,942           0.85           4.62           1.30
Class S (commenced operations on October 26, 1999)
  2004             $1.00      $0.002      $(0.002)      $1.00       0.21%   $  115,761           1.00%          0.21%          1.13%
  2003              1.00       0.003       (0.003)       1.00       0.29       118,624           1.03           0.29           1.14
  2002              1.00       0.009       (0.009)       1.00       0.95       129,180           1.05           0.95           1.17
  2001              1.00       0.041       (0.041)       1.00       4.21       126,281           1.05           4.12++         1.21
  2000*             1.00       0.047       (0.047)       1.00       4.83        72,287           1.05           5.47+          1.21
  1999              1.00       0.001       (0.001)       1.00       0.07           562           1.05           4.42           1.30
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2004             $1.00      $0.006      $(0.006)      $1.00       0.57%   $   43,608           0.63%          0.56%          0.64%
  2003              1.00       0.007       (0.007)       1.00       0.70        56,841           0.63           0.68           0.64
  2002              1.00       0.014       (0.014)       1.00       1.38        51,985           0.63           1.43           0.66
  2001              1.00       0.046       (0.046)       1.00       4.70        76,802           0.63           3.97++         0.66
  2000*             1.00       0.029       (0.029)       1.00       2.90        27,849           0.63           5.84           0.68
Class A (commenced operations on June 21, 1999)
  2004             $1.00      $0.004      $(0.004)      $1.00       0.35%   $1,857,676           0.85%          0.35%          1.14%
  2003              1.00       0.005       (0.005)       1.00       0.48     2,060,860           0.85           0.48           1.14
  2002              1.00       0.012       (0.012)       1.00       1.16     2,149,151           0.85           1.18           1.16
  2001              1.00       0.044       (0.044)       1.00       4.47     2,531,500           0.85           4.27++         1.16
  2000*             1.00       0.049       (0.049)       1.00       4.96     1,887,860           0.85           5.32           1.18
  1999              1.00       0.016       (0.016)       1.00       1.58     1,512,137           0.85           4.33           1.15
Class S (commenced operations on October 6, 1999)
  2004             $1.00      $0.002      $(0.002)      $1.00       0.20%   $  263,086           1.00%          0.21%          1.14%
  2003              1.00       0.003       (0.003)       1.00       0.30       191,539           1.03           0.31           1.14
  2002              1.00       0.010       (0.010)       1.00       0.96       219,387           1.05           0.93           1.16
  2001              1.00       0.042       (0.042)       1.00       4.26       147,035           1.05           3.62++         1.16
  2000*             1.00       0.047       (0.047)       1.00       4.77        41,593           1.05           5.39           1.18
  1999              1.00       0.003       (0.003)       1.00       0.30           911           1.05           4.30           1.15
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2004             $1.00      $0.005      $(0.005)      $1.00       0.52%   $   79,413           0.55%          0.51%          0.65%
  2003              1.00       0.006       (0.006)       1.00       0.62        87,820           0.55           0.59           0.65
  2002              1.00       0.010       (0.010)       1.00       0.98        58,923           0.55           0.96           0.69
  2001              1.00       0.025       (0.025)       1.00       2.51        50,543           0.55           2.12++         0.72
  2000*             1.00       0.016       (0.016)       1.00       1.64         6,825           0.55           3.29           0.74
Class A (commenced operations on June 21, 1999)
  2004             $1.00      $0.003      $(0.003)      $1.00       0.29%   $  505,029           0.78%          0.29%          1.15%
  2003              1.00       0.004       (0.004)       1.00       0.41       539,182           0.76           0.41           1.15
  2002              1.00       0.007       (0.007)       1.00       0.75       519,269           0.78           0.75           1.19
  2001              1.00       0.023       (0.023)       1.00       2.28       638,446           0.78           2.22++         1.22
  2000*             1.00       0.025       (0.025)       1.00       2.55       549,237           0.78           2.74           1.24
  1999              1.00       0.008       (0.008)       1.00       0.79       533,244           0.78           2.17           1.21
Class S (commenced operations on November 12, 1999)
  2004             $1.00      $0.002      $(0.002)      $1.00       0.15%   $   33,520           0.91%          0.15%          1.15%
  2003              1.00       0.003       (0.003)       1.00       0.27        24,002           0.89           0.27           1.15
  2002              1.00       0.005       (0.005)       1.00       0.55        29,626           0.98           0.53           1.19
  2001              1.00       0.021       (0.021)       1.00       2.08        16,851           0.98           1.96++         1.22
  2000*             1.00       0.023       (0.023)       1.00       2.30         7,723           0.98           2.69           1.24

*     THE FUND'S YEAR-END CHANGED FROM OCTOBER 31 TO SEPTEMBER 30.
+ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.
++ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.
+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 66

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

1. ORGANIZATION:

The CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Technology Growth Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "Money Market Funds"); (each a "Fund", collectively, the "Funds"). The Equity and Fixed Income Funds are registered to offer Institutional and Class A Shares; in addition, the RCB Small Cap Value Fund is registered to offer Class R shares. The Money Market Funds are registered to offer Institutional, Class A and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Directors. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price


                           CNI CHARTER FUNDS | PAGE 67

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. As of September 30, 2004, the Funds did not hold any TBA securities.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, and Technology Growth Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.

3. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
   AGREEMENTS:

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, as amended April 1, 2002, the Administrator is entitled to receive an annual fee of 0.10% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.08% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.06% of aggregate average daily net assets of the Trust exceeding $5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, S and R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. The Distributor has voluntarily agreed to waive up to 0.50% of distribution fees and up to 0.25% of shareholder servicing fees, discussed below, for the Class A shares of the California Tax Exempt Money Market Fund beginning December 11, 2002 and for the Class S shares of the Prime Money Market Fund beginning June 17, 2003, for the Government Money Market Fund beginning June 4, 2003, and for the California Tax Exempt Money


                           CNI CHARTER FUNDS | PAGE 68

--------------------------------------------------------------------------------

Market Fund beginning December 4, 2002. These waivers are voluntary and may be terminated at any time.

The Trust and the Distributor are parties to a Distribution Agreement dated April 1, 1999. The Distributor receives no fees for its distribution services under this agreement.

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby they provide services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees.

Wachovia Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has also adopted a Shareholder Servicing Agreement that permits payment of compensation to service providers, that may include City National Bank ("CNB"), that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. For the year ended September 30, 2004, CNB received Share holder Servicing fees from the Trust in the amount of $6,781,435.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM", the "Adviser"), the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, a wholly owned subsidiary of CNB, serves as the Investment Manager. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.

CREDIT SUISSE ASSET MANAGEMENT, LLC acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

WEISS, PECK, & GREER, LLC served as the Investment Sub-Adviser on behalf of the California Tax Exempt Money Market Fund until January 30, 2004.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The Adviser has voluntarily agreed to maintain this limitation until further notice to the Trust. The voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                        Large Cap     Large Cap        RCB
                          Value         Growth      Small Cap    Technology
                         Equity         Equity        Value        Growth
                          Fund           Fund         Fund          Fund
---------------------------------------------------------------------------
Institutional Class       1.00%          1.05%        1.24%         1.20%
Class A                   1.25%          1.30%        1.49%         1.50%
Class R                     --             --         1.49%           --
---------------------------------------------------------------------------

                                                   California
                        Corporate     Government   Tax Exempt    High Yield
                          Bond           Bond         Bond          Bond
                          Fund           Fund         Fund          Fund
---------------------------------------------------------------------------
Institutional Class       0.75%          0.70%        0.50%         1.00%
Class A                   1.00%          0.95%        0.75%         1.30%
---------------------------------------------------------------------------

                                Prime                          California
                                Money        Government        Tax Exempt
                               Market       Money Market      Money Market
                                Fund            Fund              Fund
---------------------------------------------------------------------------
Institutional Class             0.63%           0.63%             0.55%
Class A                         0.85%           0.85%             0.78%
Class S                         1.05%           1.05%             0.98%
---------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the year ended September 30, 2004, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser for the prior fiscal year in the amount of $11,180, $9,043, $13,252, $276, $142,555 and $267,053 for the
Large Cap Value Equity Fund, Large Cap Growth Equity


                           CNI CHARTER FUNDS | PAGE 69

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

Fund, RCB Small Cap Value Fund, Corporate Bond Fund, Prime Money Market Fund and Government Money Market Fund, respectively.

As of September 30, 2004, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

Fund                                                                       (000)
--------------------------------------------------------------------------------
Large Cap Value Equity                                                     $  1
Corporate Bond                                                               42
Prime Money Market                                                          116
Government Money Market                                                     360
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale & maturities of securities, other than temporary investments in short-term securities for the fiscal year ended September 30, 2004, were as follows for the Equity and Fixed Income Funds:

                                         Purchases           Sales & Maturities
--------------------------------------------------------------------------------
                                 U.S. Gov`t     Other      U.S. Gov`t     Other
Fund                                (000)       (000)        (000)        (000)
--------------------------------------------------------------------------------
Large Cap Value Equity            $    --      $17,819      $    --      $14,361
Large Cap Growth Equity                --       19,572           --       14,012
RCB Small Cap Value                    --       36,276           --       12,876
Technology Growth                      --        1,148           --          727
Corporate Bond                      4,475       25,206        4,696       19,955
Government Bond                    36,055           --       30,588           --
California Tax Exempt Bond             --       13,079           --        8,866
High Yield Bond                        --       23,718           --       12,489
--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments, in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain
(loss), as appropriate, in the period that the differences arise.

                                          Increase/        Increase
                                         (Decrease)       (Decrease)
                                        Undistributed     Accumulated   Decrease
                                       Net Investment    Net Realized    Paid in
                                        Income/(Loss)     Gain (Loss)    Capital
                                            (000)            (000)        (000)
--------------------------------------------------------------------------------
Large Cap Value Equity Fund                 $ (1)            $ 1           $ --
RCB Small Cap Value Fund                       3              (3)            --
Technology Fund                               23              --            (23)
Government Bond Fund                          (4)              4             --
California Tax Exempt
   Money Market Fund                           4              (4)            --
--------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the years ended September 30, 2004 and September 30, 2003 were as follows:

                                       Tax
                                     Exempt          Ordinary        Long-term
                                     Income           Income       Capital Gain        Total
Fund                                  (000)            (000)           (000)           (000)
---------------------------------------------------------------------------------------------
Large Cap Value Equity
  2004                              $   --           $   367           $ --           $   367
  2003                                  --               336             --               336
Large Cap Growth Equity
  2004                                  --                17             --                17
  2003                                  --                29             --                29
RCB Small Cap Value Fund
  2004                                  --                --             87                87
  2003                                  --                --             --                --
Corporate Bond
  2004                                  --             1,913            222             2,135
  2003                                  --             1,843             --             1,843
Government Bond
  2004                                  --               450            211               661
  2003                                  --               519             21               540
California Tax Exempt Bond
  2004                                 459                63            139               661
  2003                                 450                60            218               728
High Yield Bond
  2004                                  --             2,846             --             2,846
  2003                                  --             1,990             --             1,990
Prime Money Market
  2004                                  --             2,720             --             2,720
  2003                                  --             3,310             --             3,310
Government Money Market
  2004                                  --             7,492             --             7,492
  2003                                  --            11,356             --            11,356
California Tax Exempt Money Market
  2004                               2,227                 4             --             2,231
  2003                               2,993                --             --             2,993


                           CNI CHARTER FUNDS | PAGE 70

--------------------------------------------------------------------------------

As of September 30, 2004, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                    Undistributed  Undistributed   Undistributed     Capital                     Unrealized
                                     Tax-Exempt      Ordinary       Long-term         Loss       Post-October   Appreciation
                                       Income         Income       Capital Gain   Carryforwards     Losses     (Depreciation)
Fund                                    (000)          (000)           (000)          (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity                  $ --          $   98          $1,562        $    --         $  --         $ 9,216
Large Cap Growth Equity                   --               3              --         (4,768)          (17)            573
RCB Small Cap Value                       --             329           1,713             --            --           9,794
Technology Growth                         --              --              --         (1,379)         (268)           (210)
Corporate Bond                            --             144             302             --            --           1,097
Government Bond                           --              46             120             --            --              62
California Tax Exempt Bond                41              --              34             --            --             346
High Yield Bond                           --             262              --         (1,087)           --           1,550
Prime Money Market                        --             477              --           (403)           --              --
Government Money Market                   --           1,380              --             --            --              --
California Tax Exempt Money Market       333              --             174             --            --              --

                                         Other              Total
                                       Temporary    Distributable Earnings
                                      Differences    (Accumulated Losses)
Fund                                     (000)              (000)
--------------------------------------------------------------------------
Large Cap Value Equity                  $   (98)         $ 10,778
Large Cap Growth Equity                      --            (4,209)
RCB Small Cap Value                          --            11,836
Technology Growth                            --            (1,857)
Corporate Bond                             (144)            1,399
Government Bond                             (46)              182
California Tax Exempt Bond                  (41)              380
High Yield Bond                            (262)              463
Prime Money Market                         (477)             (403)
Government Money Market                  (1,378)                2
California Tax Exempt Money Market         (329)              178

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2004, the breakdown of capital loss carryforwards is as follows:

                                               Expiring September 30,
                                ------------------------------------------------
                                   2008          2010          2011        2012
Fund                               (000)         (000)         (000)       (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity           $    8        $3,244        $1,516       $ --
Technology Growth                     --           392           658        329
High Yield Bond                       --           155           932         --
Prime Money Market                    --           403            --         --
--------------------------------------------------------------------------------

During the year ended September 30, 2004, the following funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                          Amount
Fund                                                                       (000)
--------------------------------------------------------------------------------
Large Cap Value Equity                                                      $333
Large Cap Growth Equity                                                        4
High Yield Bond                                                              326
Prime Money Market                                                             4
Government Money Market                                                        3
--------------------------------------------------------------------------------

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/ (depreciation) for tax purposes at September 30, 2004 for each of the Equity and Fixed Income Funds were as follows:

                                                                            Net Unrealized
                                  Federal                                    Appreciation
                                 Tax Cost     Appreciation    Depreciation  (Depreciation)
Fund                               (000)          (000)           (000)          (000)
------------------------------------------------------------------------------------------
Large Cap Value Equity            $35,553        $ 9,995        $  (779)        $ 9,216
Large Cap Growth Equity            30,179          2,878         (2,305)            573
RCB Small Cap Value                42,740         10,440           (646)          9,794
Technology Growth                   2,429            235           (445)           (210)
Corporate Bond                     46,887          1,283           (186)          1,097
Government Bond                    21,040            130            (68)             62
California Tax Exempt Bond         20,068            372            (26)            346
High Yield Bond                    41,519          2,348           (798)          1,550
------------------------------------------------------------------------------------------

7. CONCENTRATION OF CREDIT RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.


                           CNI CHARTER FUNDS | PAGE 71

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

8. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                           LARGE CAP VALUE          LARGE CAP GROWTH          RCB SMALL CAP         TECHNOLOGY
                                          EQUITY FUND (000)         EQUITY FUND (000)       VALUE FUND (000)     GROWTH FUND (000)
                                         -------------------     --------------------     -----------------   ---------------------

                                         2004          2003       2004          2003      2004        2003      2004          2003
------------------------------------------------------------     --------------------     -----------------   ---------------------
CAPITAL SHARES ISSUED AND REDEEMED:
    INSTITUTIONAL CLASS:
    Shares Issued                         862         1,481      1,122         1,559       191         201        70           148
    Shares Issued in Lieu of
       Dividends and Distributions          9            11          1             2         1          --        --            --
    Shares Redeemed                      (951)         (899)      (832)         (774)     (148)        (34)      (49)         (137)
------------------------------------------------------------     --------------------     -----------------   ---------------------
       Net Institutional
          Class Transactions              (80)          593        291           787        44         167        21            11
============================================================     ====================     =================   =====================
    CLASS A:
    Shares Issued                         555           136        573           172       269          90       160            82
    Shares Issued in Lieu of
       Dividends and Distributions          2             1         --            --         1          --        --            --
    Shares Redeemed                       (82)          (23)      (104)          (14)     (101)         (8)      (70)           (1)
------------------------------------------------------------     --------------------     -----------------   ---------------------
       Net Class A Transactions           475           114        469           158       169          82        90            81
============================================================     ====================     =================   =====================
    CLASS R:
    Shares Issued                          --            --         --            --       784          92        --            --
    Shares Issued in Lieu of
       Dividends and Distributions         --            --         --            --         2          --        --            --
    Shares Redeemed                        --            --         --            --       (94)       (115)       --            --
------------------------------------------------------------     --------------------     -----------------   ---------------------
       Net Class R Transactions            --            --         --            --       692         (23)       --            --
============================================================     ====================     =================   =====================

                                                                                              CALIFORNIA            HIGH YIELD
                                            CORPORATE BOND         GOVERNMENT BOND         TAX EXEMPT BOND             BOND
                                              FUND (000)              FUND (000)              FUND (000)            FUND (000)
                                         -------------------     --------------------     -----------------   ---------------------

                                         2004          2003       2004          2003      2004        2003      2004          2003
------------------------------------------------------------     --------------------     -----------------   ---------------------
CAPITAL SHARES ISSUED AND REDEEMED:
    INSTITUTIONAL CLASS:
    Shares Issued                       1,552         1,107        900           630       690         242     1,068           373
    Shares Issued in Lieu of
       Dividends and Distributions         33            30         17            10         8           8        80            69
    Shares Redeemed                    (1,026)       (1,088)      (375)         (528)     (362)       (369)     (188)         (174)
------------------------------------------------------------     --------------------     -----------------   ---------------------
       Net Institutional
          Class Transactions              559            49        542           112       336        (119)      960           268
============================================================     ====================     =================   =====================
    CLASS A:
    Shares Issued                         114            43         40            30       165          75     1,376         1,266
    Shares Issued in Lieu of
       Dividends and Distributions          2             1         --            --         3           1        98            74
    Shares Redeemed                       (49)          (19)        (1)          (76)       (3)         (8)   (1,141)         (606)
------------------------------------------------------------     --------------------     -----------------   ---------------------
       Net Class A Transactions            67            25         39           (46)      165          68       333           734
============================================================     ====================     =================   =====================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 72

--------------------------------------------------------------------------------

                                                                                                                    CALIFORNIA
                                                    PRIME                         GOVERNMENT                        TAX EXEMPT
                                                MONEY MARKET                     MONEY MARKET                      MONEY MARKET
                                                 FUND (000)                       FUND (000)                        FUND (000)
                                         -----------------------        --------------------------        --------------------------

                                              2004         2003               2004           2003               2004           2003
----------------------------------------------------------------        --------------------------        --------------------------
CAPITAL SHARES ISSUED AND REDEEMED:
    INSTITUTIONAL CLASS:
    Shares Issued                        1,030,373      854,421            579,828        619,561          1,066,689        724,038
    Shares Issued in Lieu of
       Dividends and Distributions             375          407                  1             --                  1             --
    Shares Redeemed                       (950,623)    (858,546)          (593,062)      (614,704)        (1,075,122)      (695,143)
----------------------------------------------------------------        --------------------------        --------------------------
       Net Institutional
           Class Transactions               80,125       (3,718)           (13,233)         4,857             (8,432)        28,895
================================================================        ==========================        ==========================
    CLASS A:
    Shares Issued                          697,874      617,388          4,331,865      4,182,886          1,454,752      1,144,275
    Shares Issued in Lieu of
       Dividends and Distributions             154          276              4,840          7,038              1,367          2,108
    Shares Redeemed                       (702,159)    (641,303)        (4,539,896)    (4,278,238)        (1,490,415)    (1,126,487)
----------------------------------------------------------------        --------------------------        --------------------------
       Net Class A Transactions             (4,131)     (23,639)          (203,191)       (88,314)           (34,296)        19,896
================================================================        ==========================        ==========================
    CLASS S:
    Shares Issued                          460,307      381,285            739,765        601,546            256,655        145,218
    Shares Issued in Lieu of
       Dividends and Distributions              --           --                 --             --                 --             --
    Shares Redeemed                       (463,168)    (391,853)          (668,217)      (629,397)          (247,146)      (150,843)
----------------------------------------------------------------        --------------------------        --------------------------
       Net Class S Transactions             (2,861)     (10,568)            71,548        (27,851)             9,509         (5,625)
================================================================        ==========================        ==========================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 73

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CNI CHARTER FUNDS:

We have audited the accompanying statements of net assets of the CNI Charter Funds, comprised of the Large Cap Value Equity Fund, the Large Cap Growth Equity Fund, the RCB Small Cap Value Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund, the High Yield Bond Fund, the Prime Money Market Fund, the Government Money Market Fund, and the California Tax Exempt Money Market Fund (collectively, "the Funds") as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian, brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the CNI Charter Funds as of September 30, 2004, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

NOVEMBER 18, 2004

LOS ANGELES, CALIFORNIA


                           CNI CHARTER FUNDS | PAGE 74

BOARD MEMBERS AND OFFICERS (UNAUDITED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members."

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                                       NUMBER OF
                                       OFFICE                                                     PORTFOLIOS IN
                                         AND                                                        CNI CHARTER         OTHER
       NAME          POSITION(S)      LENGTH OF                                                    FUNDS COMPLEX     DIRECTORSHIPS
     ADDRESS,         HELD WITH         TIME                PRINCIPAL OCCUPATION(S)                OVERSEEN BY          HELD BY
    AND AGE(1)          TRUST         SERVED(2)             DURING PAST FIVE YEARS                BOARD MEMBER(3)     TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

Irwin G. Barnet      Trustee         Since 1999   Attorney and partner at Reed Smith LLP, a law firm
Age: 66                                           (January 2003-present); attorney and a principal of     11              None
                                                  Crosby, Heafey, Roach & May, a law firm
                                                  (September 2000-December 2002); attorney and
                                                  principal of Sanders, Barnet, Goldman, Simons & Mosk,
                                                  a law firm prior to September, 2000.
------------------------------------------------------------------------------------------------------------------------------------
Victor Meschures     Trustee         Since 1999   Certified Public Accountant with Meschures,             11              None
Age: 66                                           Campeas, Thompson, Snyder and Pariser, LLP,
                                                  an accounting firm.
------------------------------------------------------------------------------------------------------------------------------------
William R. Sweet     Trustee         Since 1999   Retired.                                                11      Director, Banner
Age: 67                                                                                                           Central Finance
                                                  .                                                               Company; Director,
                                                                                                                  Hispanic Express,
                                                                                                                  Inc.

------------------------------------------------------------------------------------------------------------------------------------
James R. Wolford     Trustee         Since 1999   Chief Financial Officer, DBM Group (August 2001-        11              None
Age: 50                                           present); Senior Vice President and Chief Operating
                                                  Officer, Forecast Commercial Real Estate Service, Inc.
                                                  (January 2000-August 2001); Senior Vice President and
                                                  Chief Financial Officer, Bixby Ranch Company, a real
                                                  estate company (1985-2000).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Timothy D. Barto     Vice President  Since 2000   Employed by SEI Investments since October              N/A               N/A
One Freedom          and Assistant                1999.  Vice President and Assistant Secretary
Valley Drive         Secretary                    of the Administrator. Vice President and
Oaks, PA  19456                                   Assistant Secretary of the Distributor
Age: 36                                           (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis     Vice President  Since 1999   Vice President and Assistant Secretary of the          N/A               N/A
One Freedom          and Assistant                Administrator since 1998. Vice President and
Valley Drive         Secretary                    Assistant Secretary of the Distributor
Oaks, PA  19456                                   (1998-2004).
Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Vernon C. Kozlen     President       Since 2000   Chairman, City National Asset Management,              N/A               N/A
City National Bank   and Chief                    Inc. (2001-Present); Executive
400 N. Roxbury Dr.   Executive                    Vice President, City National Bank
Beverly Hills, CA    Officer                      (1996-Present).
90210
Age: 60
------------------------------------------------------------------------------------------------------------------------------------
Christine M.         Vice President  Since 2000   Employed by SEI Investments since November             N/A               N/A
McCullough           and Assistant                1999. Vice President and Assistant Secretary
One Freedom          Secretary                    of the Administrator since December 1999.
Valley Drive                                      Vice President and Assistant Secretary of the
Oaks, PA  19456                                   Distributor (1999-2004).
Age: 43
------------------------------------------------------------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 75

BOARD MEMBERS AND OFFICERS (UNAUDITED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." The Trust's Statement of Additional Information ("SAI") includes additional information about the Board Members and Officers. The SAI may be obtained without charge by calling 1-800-708-8881.

------------------------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                                      NUMBER OF
                                          OFFICE                                                    PORTFOLIOS IN
                                            AND                                                       CNI CHARTER        OTHER
       NAME          POSITION(S)         LENGTH OF                                                   FUNDS COMPLEX    DIRECTORSHIPS
     ADDRESS,         HELD WITH            TIME             PRINCIPAL OCCUPATION(S)                  OVERSEEN BY         HELD BY
    AND AGE(1)          TRUST            SERVED(2)          DURING PAST FIVE YEARS                  BOARD MEMBER(3)    TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Rodney J. Olea       Vice President     Since 2000  Senior Vice President, City National Asset           N/A               N/A
City National Bank                                  Management, Inc. (2001-Present); Senior Vice
400 N. Roxbury Dr.                                  President and Director of Fixed Income of
Beverly Hills, CA                                   City National Bank (1994-Present).
90210
Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Weiss     Vice President     Since 2000  President, City National Asset Management,           N/A               N/A
City National Bank   and Assistant                  Inc. (2001-Present); Executive Vice President and
400 N. Roxbury Dr.,  Secretary                      Chief Investment Officer of City National
Beverly Hills, CA                                   Bank (1999-Present).
90210
Age: 44
------------------------------------------------------------------------------------------------------------------------------------
Peter A. Rodriguez   Controller and     Since 2003  Director, Funds Accounting, SEI Investments          N/A               N/A
One Freedom          Chief                          Global Funds Services (1997-Present);
Valley Drive         Operating                      Vice President, Fund Administration,
Oaks, PA  19456      Officer                        BlackRock Financial Management
Age: 42                                             (April 2002 to September 2002)

------------------------
(1) Each trustee may be contacted by writing to the Trustee c/o CNI Charter Funds, One Freedom Valley Drive, Oaks, PA 19456.
(2) Each trustee shall hold office during the lifetime of this Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office until their respective successors are chosen or qualified, or until their removal or resignation, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.
(3) The "CNI Charter Funds Complex" consists of all registered investment companies for which City National Asset Management, Inc. serves as investment adviser. As of September 30, 2004, the CNI Charter Funds Complex consisted of 11 Funds.
(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                           CNI CHARTER FUNDS | PAGE 76

NOTICE TO SHAREHOLDERS (UNAUDITED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

For shareholders that do not have a September 30, 2004 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2004 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For California income tax purposes, for the fiscal year ended September 30, 2004, California Tax Exempt Bond Fund and California Tax Exempt Money Market Fund designate 84.11% and 100%, respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For Federal income tax purposes, for the fiscal year ended September 30, 2004 each Fund is designating the following items with regard to distributions paid during the year:

                                                                                                        (C)**           (D)***
                                                                                                      DIVIDENDS       QUALIFYING
                                (A)*              (B)*                                               QUALIFYING        DIVIDEND
                             LONG TERM         ORDINARY                                             FOR CORPORATE       INCOME
                           CAPITAL GAIN         INCOME          TAX EXEMPT           TOTAL         DIVIDENDS REC.      (15% RATE
                           DISTRIBUTIONS     DISTRIBUTIONS       INTEREST        DISTRIBUTIONS        DEDUCTION        FOR QDI)
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
    Equity Fund                   0%             100%                0%               100%                100%            100%

Large Cap Growth
    Equity Fund                   0%             100%                0%               100%                100%            100%

RCB Small Cap
    Value Fund                  100%               0%                0%               100%                  0%              0%

Technology Growth
    Fund                          0%               0%                0%                 0%                  0%              0%

Corporate Bond
    Fund                         10%              90%                0%               100%                  0%              0%

Government Bond
    Fund                         32%              68%                0%               100%                  0%              0%

California Tax Exempt
    Bond Fund                    21%              10%               69%               100%                  0%              0%

High Yield Bond Fund              0%             100%                0%               100%                  0%              0%

Prime Money Market
    Fund                          0%             100%                0%               100%                  0%              0%

Government Money
    Market Fund                   0%             100%                0%               100%                  0%              0%

California Tax Exempt
    Money Market Fund             0%               0%              100%               100%                  0%              0%
--------------------------------------------------------------------------------------------------------------------------------

  * Items (A) and (B) are based on the percentage of each fund's total distribution.
 ** Item (C) is based on the percentage of ordinary income distributions of each fund. Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*** The percentage in Item (D) represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law.


                          CNI CHARTER FUNDS | PAGE 77

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of the fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your fund's actual return - the account values shown do not apply to your specific investment.

                              BEGINNING     ENDING                      EXPENSE
                               ACCOUNT      ACCOUNT       ANNUALIZED     PAID
                                VALUE        VALUE          EXPENSE     DURING
                               3/31/04      9/30/04         RATIOS       PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $1,013.60         1.00%     $    5.03
Class A                        1,000.00     1,011.30         1.25           6.29

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,020.00         1.00%     $    5.05
Class A                        1,000.00     1,018.75         1.25           6.31
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $  968.50         1.02%     $    5.02
Class A                        1,000.00       966.80         1.26           6.20

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,019.90         1.02%     $    5.15
Class A                        1,000.00     1,018.70         1.26           6.36


                           CNI CHARTER FUNDS | PAGE 78

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

                              BEGINNING     ENDING                      EXPENSE
                               ACCOUNT      ACCOUNT      ANNUALIZED      PAID
                                VALUE        VALUE         EXPENSE      DURING
                               3/31/04      9/30/04        RATIOS        PERIOD*
--------------------------------------------------------------------------------
RCB SMALL CAP VALUE
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $1,043.20         1.24%     $    6.33
Class A                        1,000.00     1,042.30         1.49           7.61
Class R                        1,000.00     1,041.90         1.49           7.61

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,018.80         1.24%     $    6.26
Class A                        1,000.00     1,017.55         1.49           7.52
Class R                        1,000.00     1,017.55         1.49           7.52
--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $  887.20         1.20%     $    5.66
Class A                        1,000.00       886.00         1.50           7.07

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,019.00         1.20%     $    6.06
Class A                        1,000.00     1,017.50         1.50           7.57
--------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $  997.00         0.75%     $    3.74
Class A                        1,000.00       996.70         1.00           4.99

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,021.25         0.75%     $    3.79
Class A                        1,000.00     1,020.00         1.00           5.05
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $1,000.00         0.70%     $    3.50
Class A                        1,000.00       997.80         0.95           4.74

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,021.50         0.70%     $    3.54
Class A                        1,000.00     1,020.25         0.95           4.80
--------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $1,006.10         0.50%     $    2.51
Class A                        1,000.00     1,004.80         0.75           3.76

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,022.50         0.50%     $    2.53
Class A                        1,000.00     1,021.25         0.75           3.79
--------------------------------------------------------------------------------

                              BEGINNING     ENDING                      EXPENSE
                               ACCOUNT      ACCOUNT       ANNUALIZED     PAID
                                VALUE        VALUE          EXPENSE     DURING
                               3/31/04      9/30/04         RATIOS       PERIOD*
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $1,043.50         1.00%     $    5.11
Class A                        1,000.00     1,041.90         1.30           6.64

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,020.00         1.00%     $    5.05
Class A                        1,000.00     1,018.50         1.30           6.56
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $1,003.40         0.63%     $    3.16
Class A                        1,000.00     1,002.30         0.85           4.25
Class S                        1,000.00     1,001.40         1.03           5.15

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,021.85         0.63%     $    3.18
Class A                        1,000.00     1,020.75         0.85           4.29
Class S                        1,000.00     1,019.85         1.03           5.20
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $1,003.40         0.63%     $    3.16
Class A                        1,000.00     1,002.30         0.85           4.25
Class S                        1,000.00     1,001.40         1.02           5.10

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,021.85         0.63%     $    3.18
Class A                        1,000.00     1,020.75         0.85           4.29
Class S                        1,000.00     1,019.90         1.02           5.15
--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class           $1,000.00    $1,002.90         0.55%     $    2.75
Class A                        1,000.00     1,001.70         0.78           3.90
Class S                        1,000.00     1,000.90         0.94           4.70

HYPOTHETICAL 5% RETURN
Institutional Class           $1,000.00    $1,022.25         0.55%     $    2.78
Class A                        1,000.00     1,021.10         0.78           3.94
Class S                        1,000.00     1,020.30         0.94           4.75
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 79

ADDITIONAL DISCLOSURE (UNAUDITED)

Beginning on the fiscal quarter ended December 31, 2004, the Funds will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.




                           CNI CHARTER FUNDS | PAGE 80

        THANK YOU

                  for your investment with CNI Charter Funds.

                  We value the trust you have placed in us

                  to help you achieve your financial goals.

                               [GRAPHIC OMITTED]

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus.

Read it carefully before you invest or send money.

                                     CNI CHARTER FUNDS(SM) [GRAPHIC OMITTED](R)

CNI-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are William R. Sweet and James R. Wolford. Messrs. Sweet and Wolford are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $211,500          N/A               N/A               $191,000          N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $0                N/A               N/A               $0                N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   $46,200           N/A               N/A               $35,200           N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        N/A               N/A               N/A               $0                N/A               N/A
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not Applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2004             2003
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                 N/A               N/A

                ---------------------------- ----------------- ----------------
                Tax Fees                           N/A               N/A

                ---------------------------- ----------------- ----------------
                All Other Fees                     N/A               N/A

                ---------------------------- ----------------- ----------------


(f) Not Applicable

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $46,200 and $35,200 for 2004 and 2003, respectively.

(h) Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations or proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                 SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        CNI Charter Funds


By (Signature and Title)*                           /s/ Vern Kozlen
                                                    ----------------------------
                                                    Vern Kozlen, President & CEO

Date November 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Vern Kozlen
                                          --------------------------
                                          Vern Kozlen, President & CEO

Date November 24, 2004

By (Signature and Title)*                 /s/ Peter A. Rodriguez
                                          --------------------------------------
                                          Peter A. Rodriguez, Controller and COO

Date November 24, 2004

* Print the name and title of each signing officer under his or her signature.